VARIABLE ANNUITY ACCOUNT B ING Life Insurance and Annuity Company

Supplement Dated April 30, 2010

To the Prospectus and Contract Prospectus Summary dated April 30, 2010

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.75996-10AB	April 2010

ING Life Insurance and Annuity Company
and its
Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR
EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement dated April 30, 2010, to the Contract Prospectus and Contract Prospectus
Summary each dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Baron Asset Portfolio	ING MidCap Opportunities Portfolio
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010, investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios as follows:

  All existing account balances invested in the ING Baron Asset Portfolio (Class S) will automatically become investments in the ING MidCap Opportunities Portfolio (Class I).
  All existing account balances invested in the ING Opportunitistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).
  All existing account balances invested in the ING Wells Farto Small Cap Disciplined Portfolio (Class S) will automatically become investments in the ING Small Company Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 20, 2010, all references to the Disappearing Portfolios in the Contract Prospectus and Contract Summary are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-877-884-5050

X.75996-10	Page 1 of 2	April 2010

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75996-10	Page 2 of 2	April 2010

ING Life Insurance and Annuity Company Variable Annuity Account B GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS CONTRACT PROSPECTUS – APRIL 30, 2010

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”). The contracts were formerly sold as both group contracts and employer-owned individual contracts. The term “contract” used in this prospectus refers to the group deferred fixed or variable annuity contract offered by your plan sponsor as a funding vehicle for your retirement plan.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options.

> Guaranteed Accumulation Account	> Fixed Plus Account	> Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account. Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2010, Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “Contract Overview – Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operation of the SEC’s Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492. The SAI table of contents is listed on page 40 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75996-10

CONTRACT PROSPECTUS – APRIL 30, 2010 (CONTINUED)

The Funds

American Funds – Growth - Income Fund  (Class 2)
American Funds – International Fund (Class 2)
Calvert VP SRI Balanced Portfolio (1)
Federated Fund for US. Government Securities II (2)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund Class 2)
ING American Century Small-Mid Cap Value Portfolio (S Class)
ING Artio Foreign Portfolio (Class S)
ING Balanced Portfolio (Class I)
ING Baron Asset Portfolio (S Class)
ING Baron Small Cap Growth Portfolio (S Class)
ING BlackRock Large Cap Growth Portfolio (Class I)
ING BlackRock Science and Technology Opportunities Portfolio (Class I)
ING Clarion Global Real Estate Portfolio (Class I)
ING Clarion Real Estate Portfolio (Class S)
ING Columbia Small Cap Value Portfolio (S Class)
ING Davis New York Venture Portfolio (S Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)*
ING Global Resources Portfolio (Class S)
ING Growth and Income Portfolio (Class I)
ING Index Plus LargeCap Portfolio (Class I)
ING Index Plus MidCap Portfolio (Class I)
ING Index Plus SmallCap Portfolio (Class I)
ING Intermediate Bond Portfolio (Class I)
ING International Index Portfolio (Class I)
ING International Value Portfolio (Class I)
ING Janus Contrarian Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (S Class)

ING JPMorgan Small Cap Core Equity Portfolio (Class S)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (I Class) (1)
ING Lord Abbett Growth and Income Portfolio (Class I) (1)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)
ING MidCap Opportunities Portfolio (Class I)
ING Money Market Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)
ING Oppenheimer Global Strategic Income Portfolio (I Class) (1)
ING Opportunistic LargeCap Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)
ING PIMCO Total Return Portfolio (S Class)
ING Pioneer Equity Income Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)
ING Pioneer High Yield Portfolio (I Class)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING RussellTM Mid Cap Growth Index Portfolio (Class S)
ING RussellTM Mid Cap Index Portfolio (Class I)
ING RussellTM Small Cap Index Portfolio (Class I)
ING Small Company Portfolio (Class I)
ING SmallCap Opportunities Portfolio (Class I)
ING Solution Income Portfolio (S Class) (3)
ING Solution 2015 Portfolio (S Class) (3)
ING Solution 2025 Portfolio (S Class) (3)
ING Solution 2035 Portfolio (S Class) (3)
ING Solution 2045 Portfolio (S Class) (3)
ING Strategic Allocation Conservative Portfolio (Class I) (3)

ING Strategic Allocation Growth Portfolio (Class I) (3)
ING Strategic Allocation Moderate Portfolio (Class I) (3)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Templeton Foreign Equity Portfolio (I Class)
ING Templeton Global Growth Portfolio (Class S)
ING Thornburg Value Portfolio (I Class)
ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING U.S. Bond Index Portfolio (Class I)
ING U.S. Stock Index Portfolio (Class I) (1)
ING Van Kampen Comstock Portfolio (S Class)
ING Van Kampen Equity and Income Portfolio (I Class)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Wells Fargo Health Care Portfolio (Class S) (1)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
Invesco V.I. Capital Appreciation Fund (Series I) (1)
Invesco V.I. Core Equity Fund (Series I) (1)
Lord Abbett Series Fund – Mid-Cap Value Portfolio (Class VC)
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO VIT Foreign Bond Portfolio (Unhedged) (Administrative Class) (2)
PIMCO VIT Real Return Portfolio (Administrative Class)
Pioneer Emerging Markets VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)
Wanger International
Wanger Select
Wanger USA

*	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name shown above. See Appendix IV – Fund Descriptions for a complete list of former and current fund names.
(2)	This fund is scheduled to be available for investment on May 10, 2010.
(3)	This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.75996-10	2

CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

FEE TABLE	3
CONDENSED FINANCIAL INFORMATION	8
VARIABLE ANNUITY ACCOUNT B	8
THE COMPANY	9
INVESTMENT OPTIONS	10
TRANSFERS	11
CONTRACT PURCHASE AND PARTICIPATION	14
CONTRACT OWNERSHIP AND RIGHTS	16
RIGHT TO CANCEL	16
FEES	16
YOUR ACCOUNT VALUE	23
WITHDRAWALS	24
SYSTEMATIC DISTRIBUTION OPTIONS	25
DEATH BENEFIT	26
THE INCOME PHASE	27
CONTRACT DISTRIBUTION	30
TAX CONSIDERATIONS	33
OTHER TOPICS	38

Performance Reporting- Voting Rights- Contract Modification- Legal Matters and Proceedings- Payment Delay or Suspension- Transfer of Ownership; Assignment- Intent to Confirm Quarterly

PRO.75996-10	3

Questions: Contacting the
Company.

Contact your local
representative or write or call
our Home Office at:

ING
USFS Customer Service
Defined Contribution
Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

Sending Forms and
Written Requests in Good
Order.

If you are writing to change
your beneficiary, request a
withdrawal or for any other
purpose, contact your local
representative or the
Company to learn what
information is required in
order for the request to be in
“good order.” By contacting
us we can provide you with
the appropriate
administrative form for your
requested transaction.

Generally, a request is
considered to be in “good
order” when it is signed,
dated and made with such
clarity and completeness that
we are not required to
exercise any discretion in
carrying it out.

We can only act upon written
requests that are received in
good order.

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract.
Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”): ING Life Insurance and Annuity
Company. We issue the contract.

For greater detail, please review “Contract Ownership and Rights” and
“Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (plan). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-
section 457 plans. For a description of each, see “Tax Considerations.”

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement
(such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself.
Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see “Contract
Ownership and Rights.”

PRO.75996-10	4

Contract Facts

Free Look/Right to Cancel. Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Tax Considerations.”

Systematic Distribution Options. If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation. You will not generally pay taxes on any earnings from the contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I.	Accumulation Phase (accumulating retirement benefits)		Payments to Your Account

STEP 1: You or the contract holder provide the
Company with your completed enrollment materials. The
contract holder directs us to set up an account for you.

STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of
the:
(a) Fixed Interest Options; and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of  Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of
its corresponding fund.

Step 1 |
ING Life Insurance and Annuity Company

		(a) |	Step 2		| (b)
		Fixed Interest Options	Variable Annuity Account B Variable Investment Options

The Subaccounts
			A	B	Etc.
| Step 3 |
			Mutual	Mutual
			Fund A	Fund B

II.	The Income Phase (receiving income phase payments from your contract)
The contract offers several payment options. See “The Income Phase.” In general, you may:
Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an option that provides a death benefit to beneficiaries; and
Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-10	5

FEE TABLE

In This Section:
> Maximum Contract
   Holder Transaction
   Expenses;
> Annual Maintenance Fee;
> Maximum Separate
   Account Annual
   Expenses;
> Total Annual Fund
   Operating Expenses;
> Hypothetical Examples;
   and
> Fees Deducted by the
   Funds.

See the “Fees” Section
for:
> Early Withdrawal Charge
Schedules;
> Redemption Fees;
> How, When and Why
   Fees are Deducted;
> Reduction, Waiver and/or
   Elimination of Certain
   Fees; and
> Premium and Other
   Taxes.

See “The Income Phase”
for:
> Fees during the income
   phase.

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The
Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge [1]
(as a percentage of amount withdrawn)	5.00%

[1] This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the
“Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee

Installment Purchase Payment Accounts	$20.00 [2]
Single Purchase Payment Accounts	$ 0.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25% [2]
Administrative Expense Charge	0.25% [3]
Total Separate Account Expenses	1.50%

[2] These charges may be waived, reduced or eliminated in certain circumstances. See “Fees.”
3 We only impose this charge under some contracts. See “Fees.”

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75996-10	6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,	0.26%	1.60%
distribution (12b-1) and/or service fees and other expenses)

Hypothetical Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.040%), separate account annual expenses and fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:*				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$826	$1,497	$2,193	$3,448	$317	$968	$1,644	$3,448

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:*				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$699	$1,116	$1,560	$2,115	$183	$566	$975	$2,115

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.
**	This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75996-10	7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees, if applicable, charged annually by each fund. See the “Fees” section of this prospectus and the fund prospectuses for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees- Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees – Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the SAI.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75996-10	8

THE COMPANY

ING Life Insurance and Annuity Company issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments – The Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; marketing practices; specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See Tax Considerations, page 33, for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview- Questions: Contacting the Company,” or by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview- Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Selecting Investment Options
> Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
> Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
> Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

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Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed – bought for annuities and life insurance.
  Shared – bought by more than one company.

Possible Conflicts of Interest. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in “Contract Overview- Questions: Contacting the Company” or, if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

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If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

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As a result of this information sharing, a fund company may direct us to restrict a contract owner's or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview- Questions: Contacting the Company.” Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions or closures may also affect the program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

  Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (“457 plans”);
  Tax-exempt organizations for deferrals not subject to Tax Code section 457 (“non section 457 plans”); or
  Taxable organizations (“non section 457 plans”).

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract.

(1) The contract holder submits the required forms and application to the Company. (2) We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

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Methods of Purchase Payment. The following purchase payment methods are available:

  Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.
  Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “Tax Considerations” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

  Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan).
  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
  Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your local representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “Contract Overview-Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. We will neither deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states we are required to refund contributions. When a refund of contributions is not required the investor bears any investment risk.

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the Fee Table for information on fees.

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I. MAXIMUM TRANSACTION FEES				Types of Fees The following types of fees or deductions may affect your account:

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus an adjustment for any applicable early withdrawal charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.50% of your total purchase payments to your account.

				I.	Maximum Transaction Fees
					> Early Withdrawal Charge
					> Annual Maintenance Fee
					> Redemption Fees
				II.	Maximum Fees Deducted
					from the Subaccounts
					> Mortality and Expense
					Risk Charge
					> Administrative Expense
					Charge
				III. Fund Fees and Expenses
				IV. Premium and Other Taxes

				Terms to Understand in Schedules

> Account Year - A 12-
    month period measured from
   the date we establish your
   account, or measured from any
   anniversary of that date.

> Purchase Payment Period (also
   called Deposit Cycle) (for
   installment purchase
   payments) - The period of
   time it takes to complete the
   number of installment
   payments expected to be made
   to your account over a year.
   For example, if your payment
   frequency is monthly, a
   payment period is completed
   after 12 purchase payments are
   made. If only 11 purchase
   payments are made, the
   payment period is not
   completed until the twelfth
   purchase payment is made. At
   any given time, the number of
   payment periods completed
   cannot exceed the number of
   account years completed,
   regardless of the number of
   payments made.

	Early Withdrawal Charge Schedules

Installment Purchase Payment Accounts		Single Purchase Payment Accounts
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge	Account Years Completed	Early Withdrawal Charge
Fewer than 5	5%	Fewer than 5	5%
5 or more but fewer than 7	4%	5 or more but fewer than 6	4%
7 or more but fewer than 9	3%	6 or more but fewer than 7	3%
9 or more but fewer than 10	2%	7 or more but fewer than 8	2%
10 or more	0%	8 or more but fewer than 9	1%
		9 or more	0%

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Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

  Used to provide payments to you during the income phase;
  Paid because of your death before income phase payments begin;
  Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump- sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months;*
  Taken because of the election of a systematic distribution option (if available under your contract), see “Systematic Distribution Options”;
  Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
  Taken on or after the tenth anniversary of the effective date of the account;
  For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code, and regulations thereunder; or
  For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.
  If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

  The number of participants under the plan;
  The expected level of assets and/or cash flow under the plan;
  Our agent’s involvement in sales activities;
  Our sales-related expenses;
  Distribution provisions under the plan;
  The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
  The level of employer involvement in determining eligibility for distributions under the contract; and
  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Annual Maintenance Fee

Maximum Amount. $20. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group for which a contract is issued;
  The amount of contributions to the contract;
  The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values and any other factors pertaining to the level and expense of administrative services we will provide; and
  The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option. This fee is assessed during both the accumulation phase and the income phase. See “The Income Phase-Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

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Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the contract;
  The frequency, consistency and method of submitting payments;
  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
  The projected frequency of distributions;
  The type and level of other factors that affect the overall administrative expense; and
  Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

  We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.
  For contracts not in the above category, beginning on April 4, 1997, we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.
  We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.
  We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

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III.FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. The types of revenue received by the Company from affiliated funds include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

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These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2009 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1. Fidelity Investments®	6. Columbia Wanger Asset Management
2. American FundsSM	7. Lord Abbett Funds
3. Franklin® Templeton® Investments	8. Invesco AIM Investments
4. PIMCO Funds	9. Pioneer Investments
5. OppenheimerFunds, Inc.	10. Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Contract Distribution.”

IV. PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Tax Considerations.”

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YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date; less
  Deductions, if any, from the fixed interest options (for example, withdrawals and fees); plus
  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative charge, if any. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: An investor contributes
	Step 1 |		$5,000.
ING Life Insurance and Annuity Company
	Step 2 |		Step 2:
Variable Annuity Account B			A. He directs us to invest $3,000
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.	in Fund A. His dollars
purchase 300 accumulation
units of Subaccount A
($3,000 divided by the current
$10 AUV).
B. He directs us to invest $2,000
in Fund B. His dollars
purchase 80 accumulation
units of Subaccount B
($2,000 divided by the current
$25 AUV).
| Step 3 |			Step 3: The separate account
Fund A	Fund B		then purchases shares of the
applicable funds at the current
market value (net asset value or
“NAV”).

The fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

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Steps for Making a Withdrawal. The contract holder, or you if permitted

Taxes, Fees and Deductions

Amounts withdrawn may be
subject to one or more of the
following:
> Early Withdrawal Charge.
    See “Fees - Early
    Withdrawal Charge.”
> Maintenance Fee. See
   “Fees - Maintenance Fee.”
> Market Value Adjustment.
   See “Appendix I.”
> Redemption Fees. See
   “Fees - Redemption Fees.”
> Tax Penalty. See “Tax
   Considerations.”
> Tax Withholding. See “Tax
Considerations.”

To determine which may
apply, refer to the appropriate
sections of this prospectus,
contact your local
representative or call the
Company at the number listed
in “Contract Overview –
Questions: Contacting the
Company.”

by the plan must:
> Select the Withdrawal Amount.
(1) Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed
Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account.
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You
will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed
Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the
Guaranteed Accumulation Account. The amount available from the
Fixed Plus Account may be limited.
For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

> Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either as of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview- Questions: Contacting the Company” or on such later date as specified on the disbursement form.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be

Features of a Systematic
Distribution Option

If available under your
contract, a systematic
distribution option allows you
to receive regular payments
from your account without
moving into the income
phase. By remaining in the
accumulation phase you
retain certain rights and
investment flexibility not
available during the income
phase. Because the account
remains in the accumulation
phase, all accumulation phase
charges continue to apply.

exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

The systematic withdrawal options currently available under the contracts include the following:
> SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract.
> ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.
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Other Systematic Distribution Options. We may add additional systematic distribution options from time to time You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “Contract Overview- Questions: Contacting the Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “Contract Overview Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option revoked for an account, it may not be elected again until the next calendar year nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of systematic distribution option may have tax consequences. See “Tax Considerations.”

DEATH BENEFIT

During the Income Phase. This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”	The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase

Payment Process.
> Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.

  The payment request should include selection of a benefit payment option.
  Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

  Lump-sum payment;
  Payment in accordance with any of the available income phase payment options (see “The Income Phase - Payment Options”); or
  Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “Systematic Distribution Options”).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on those accounts.

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The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

  Leaving your account value invested in the contract; or
  Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase - Payment Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated	We may have used the following terms in prior prospectuses:
account value.

Initiating Income Phase Payments. At least 30 days prior to the date you
want to start receiving payments the contract holder, or you if permitted by	Annuity Phase - Income Phase
the plan, must notify us in writing of the following:
> Start date;
> Income phase payment option (see the income phase payment options	Annuity Option - Income Phase Payment Option
table in this section);
> Income phase payment frequency (for example, monthly, quarterly,
semi-annually or annually);	Annuity Payment - Income Phase Payment
> Choice of fixed or variable payments;
> Selection of an assumed net investment rate (only if variable payments are
elected); and	Annuitization - Initiating Income Phase Payments
> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, the number of guaranteed payments selected, if any, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.

Fixed payment amounts do not vary over time.

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Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate your first payment will be higher but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.50% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us at the number listed in “Contract Overview – Questions: Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccounts. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “Contract Overview- Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Tax Considerations.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contracts from time to time.

Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Life Income - Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or as otherwise specified in the contract.
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end after the death of both annuitants.
Life Income - Two Lives - Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash Refund Option (limited availability fixed payment only)	Length of Payments: For as long as the annuitant lives.
Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income - Two Lives - Cash Refund Option (limited availability - fixed payment only)	Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax)
and less the total amount of fixed income phase payments paid.

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Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*	Length of Payments: Payments generally may be fixed or variable and may be made for 3 to
30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (for example, the actual fixed rate used for the fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

> Directed Services LLC	> ING Funds Distributor, LLC
> ING America Equities, Inc.	> ING Investment Advisors, LLC
> ING Financial Advisers, LLC	> ING Investment Management Services LLC
> ING Financial Markets LLC	> ShareBuilder Securities Corporation
> ING Financial Partners, Inc.	> Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

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Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contacts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or it affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount which varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

PRO.75996-10         31

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

(1)	SagePoint Financial, Inc.	(14) National Planning Corporation
(2)	Symetra Investment Services, Inc.	(15) Morgan Keegan and Company, Inc.
(3)	LPL Financial Corporation	(16) Multi-Financial Securities Corporation
(4)	ING Financial Partners, Inc.	(17) Ameritas Investment Corp.
(5)	Financial Network Investment Corporation	(18) Huckin Financial Group, Inc.
(6)	Walnut Street Securities, Inc.®	(19) Securities America, Inc.
(7)	Lincoln Financial Securities Corporation	(20) Wells Fargo Advisors, LLC
(8)	NRP Financial, Inc.	(21) Northwestern Mutual Investment Services, LLC
(9)	Valor Insurance Agency, Inc.	(22) McGinn Smith & Co., Inc.
(10) NFP Securities, Inc.		(23) Tower Square Securities, Inc.
(11) American Portfolios Financial Services, Inc.		(24) NIA Securities, L.L.C.
(12) Lincoln Investment Planning, Inc.		(25) Financial Telesis Inc.
(13) Cadaret, Grant & Co., Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAX CONSIDERATIONS

I. Introduction

In this Section

I.    Introduction
II.   Taxation of Deferred
        Compensation
        Contracts
III.    Possible Changes in
         Taxation
IV.   Taxation of the
         Company

When consulting a qualified
tax adviser, be certain that he
or she has expertise in the Tax
Code sections applicable to
your tax concerns.

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The
U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading it:
> Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contracts;
> Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;
> This section addresses some, but not all, federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
> No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contracts, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

Deferred Compensation Contracts

The contracts are available for purchase in connection with deferred compensation plans (deferred compensation contracts).

Deferred compensation contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 457(b) and Tax Code section 457(f), as well as in connection with non-section 457 nonqualified deferred compensation plans and qualified governmental excess benefit plans under Tax Code section 415(m).

II. Taxation of Deferred Compensation Contracts

General

The contracts described in this prospectus are primarily designed for use with Tax Code section 457(b) plans and nonqualified deferred compensation plans under Tax Code section 457(f). They may also be used with non-section 457 nonqualified deferred compensation plans and with qualified governmental excess benefit arrangements under Tax Code section 415(m). (We refer to all of these as “deferred compensation plans.”) The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a deferred compensation contract, or on income phase payments from a deferred compensation contract, depends on the type of deferred compensation contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.75996-10	33

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) other specified circumstances. Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the contracts described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Section 457(b) and 457(f) Plans and Non-Section 457 Deferred Compensation Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (“governmental employers”) as well as non-governmental, tax-exempt organizations (“nongovernmental employers”). The contracts are not offered in connection with 457 plans of governmental employers. A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules or a deferred compensation plan of a for-profit employer. Employers intending to use the contract with such plans should seek qualified legal advice.

Under 457(b) plans of non-governmental employers, 457(f) plans and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

PRO.75996-10	34

Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after January 1, 2005, must also meet the requirements of Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;
  Disability;
  Death;
  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;
  Change in control or ownership of the sponsoring employer; or
  Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section 457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);
  Interest at the underpayment rate plus one percent on the underpayments; and
  An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005, may, if certain requirements are met, be eligible for “grandfathering” from the requirements of Tax Code section 409A.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a deferred compensation contract.

     457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or 100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Distributions- General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

PRO.75996-10	35

     457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a 457(b) plan, amounts may not be made available to you earlier than: (i) the calendar year you attain age 70½; (ii) when you experience a severance from employment with your employer; or (iii) when you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

     457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f) or required to be includible under Tax Code section 409A.

     Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it is:

  Paid or otherwise made available to you or your designated beneficiary; or
  Required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;
  The time period in which all amounts in your contract(s) must be distributed; and
  Distribution amounts.

     Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

     Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

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If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Assignment and Other Transfers

     457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax advisor. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III.Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

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IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and
  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

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Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

  During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under that contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

  On any valuation date when the NYSE is closed (except customary weekend and holiday closings) when trading on the NYSE is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or
  During any other periods the SEC may, by order, permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in “Contract Overview- Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

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APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “Contract Overview- Questions: Contacting the Company.”

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
  The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into GAA, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:

(a)	Is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
(b)	Is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract. Once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

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Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

  Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;
  Tax Penalties and/or Tax withholding - see “Tax Considerations”;
  Early Withdrawal Charge - see “Fees”; or
  Maintenance Fee - see “Fees.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (“MVA”). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.
  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term - three years or less; and
  Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

  Transfer dollars to a new guaranteed term;
  Transfer dollars to other available investment options; or
  Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contracts. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

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APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

  The Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contracts describe how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees- Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview- Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address listed in “Contract Overview- Questions: Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
  Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;
  One-fourth of the remaining Fixed Plus Account value 12 months later;
  One-third of the remaining Fixed Plus Account value 12 months later;
  One-half of the remaining Fixed Plus Account value 12 months later; and
  The balance of the Fixed Plus Account value 12 months later.

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A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

  Your death occurs before income phase payments have begun (request must be received within six months after date of death); or
  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or
  Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “Contract Overview- Questions: Contacting the Company.” The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). If available under your contract, SWO (described in “Systematic Distribution Options”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX IV
FUND DESCRIPTIONS

List of Fund Name Changes
Current Fund Name	Former Fund Name
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ING Lord Abbett Growth and Income Portfolio	ING Lord Abbett Affiliated Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING Oppenheimer Strategic Income Portfolio
ING U.S. Stock Index Portfolio	ING Stock Index Portfolio
ING Wells Fargo Health Care Portfolio	ING Evergreen Health Sciences Portfolio
Invesco V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund	AIM V.I. Core Equity Fund

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “Contract Overview- Questions,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
American Funds Insurance Series® –	Capital Research and	Seeks capital growth and income over
Growth-Income Fund	Management Company	time by investing primarily in U.S.
common stocks and other securities that
demonstrate the potential for capital
appreciation and/or dividends.
American Funds Insurance Series® –	Capital Research and	Seeks growth of capital over time by
International Fund	Management Company	investing primarily in common stocks of
companies located outside the United
States.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset Management	A non-diversified Portfolio that seeks to
Calvert VP SRI Balanced Portfolio	Company, Inc.	achieve a competitive total return
through an actively managed portfolio
	Subadvisers: (equity portion	of stocks, bonds and money market
	of Portfolio): New Amsterdam	instruments which offer income and
	Partners LLC	capital growth opportunity and which
satisfy the investment criteria, including
	Calvert Asset Management	financial, sustainability and social
	Company, Inc. manages fixed-	responsibility factors.
income portion of Portfolio and handles allocation of assets and Portfolio Managers for the
Portfolio.
Federated Insurance Series –	Federated Investment	Seeks to provide current income by
Federated Fund for U.S.	Management Company	investing primarily in a diversified
Government Securities II		portfolio of U.S. Government and
government agency securities and
mortgage-backed securities.
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers: FMR Co., Inc.;
Fidelity Management &
Research (U.K.) Inc.; Fidelity
Research & Analysis
Company; Fidelity Investments Japan Limited; Fidelity
International Investment
Advisors; Fidelity International Investment Advisors (U.K.)
Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also
Products – Fidelity® VIP Equity-	Research Company	considers the potential for capital
Income Portfolio		appreciation. Seeks to achieve a yield
	Subadvisers: FMR Co., Inc.;	which exceeds the composite yield on
	Fidelity Management &	the securities comprising the Standard
	Research (U.K.) Inc.; Fidelity	& Poor's 500SM Index.
Research & Analysis
Company; Fidelity Investments Japan Limited; Fidelity
International Investment
Advisors; Fidelity International Investment Advisors (U.K.)
Limited

PRO.75996-10	47

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers: FMR Co., Inc.; Fidelity Management &
Research (U.K.) Inc.; Fidelity
Research & Analysis
Company; Fidelity
International Investment
Advisors; Fidelity International Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks as high a level of current income
Products – Fidelity® VIP Overseas	Research Company	as is consistent with preservation of
Portfolio		capital and liquidity.
Subadvisers: Fidelity
Investments Money
Management, Inc.; Fidelity
International Investment
Advisors; Fidelity International Investment Advisors (U.K.)
Limited; Fidelity Research &
Analysis Company; Fidelity
Management & Research
(U.K.) Inc.
Franklin Templeton Variable	Franklin Advisory Services,	Seeks long-term total return. The Fund
Insurance Products Trust –	LLC	normally invests at least 80% of its net
Franklin Small Cap Value		assets in investments of small
Securities Fund		capitalization companies.
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income
Century Small-Mid Cap Value		is a secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
ING Investors Trust – ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio Global
Management, LLC
ING Balanced Portfolio	ING Investments, LLC	Prior to July 15, 2010, the Portfolio
seeks to maximize investment return,
	Subadviser: ING Investment	consistent with reasonable safety of
	Management Co.	principal, by investing in a diversified
portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the Portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

Effective July 15, 2010, the Portfolio
seeks total return consisting of capital
appreciation (both realized and
unrealized) and current income; the
secondary investment objective is long-
term capital appreciation.

PRO.75996-10           48

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO, Inc.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO, Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser: BlackRock
Investment Management, LLC
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and Technology
Opportunities Portfolio	Subadviser: BlackRock
Advisors, LLC
ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified Portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING Clarion	consisting of capital appreciation and
	Real Estate Securities LLC	current income.
ING Investors Trust – ING Clarion	Directed Services LLC	A non-diversified Portfolio that seeks
Real Estate Portfolio		total return including capital
	Subadviser: ING Clarion	appreciation and current income.
Real Estate Securities LLC
ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value Portfolio
Subadviser: Columbia
Management Advisors, LLC
ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis Selected
Advisers, L.P.
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
*FMR is a service mark of Fidelity	Management & Research
Management & Research Company	Company

ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks
Resources Portfolio		long-term capital appreciation.
Subadviser: ING Investment
Management Co.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING Investment	common stocks and securities
	Management Co.	convertible into common stocks. It is
anticipated that capital appreciation and
investment income will both be major
factors in achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING Investment	500® Composite Stock Price Index,
	Management Co.	while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING Investment	MidCap 400 Index, while maintaining a
	Management Co.	market level of risk.

PRO.75996-10	49

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING Investment	SmallCap 600 Index, while maintaining
	Management Co.	a market level of risk.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return
consistent with reasonable risk. The
	Subadviser: ING Investment	Portfolio seeks its objective through
	Management Co.	investments in a diversified portfolio
consisting primarily of debt securities. It
is anticipated that capital appreciation
and investment income will both be
major factors in achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees
International Index Portfolio		and expenses) that correspond to the
	Subadviser: ING Investment	total return of a widely accepted
	Management Co.	International Index.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING Investment
Management Co.
ING Investors Trust – ING Janus	Directed Services LLC	A non-diversified Portfolio that seeks
Contrarian Portfolio		capital appreciation.
Subadviser: Janus Capital
Management, LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P. Morgan
Investment Management Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value Portfolio
Subadviser: J.P. Morgan
Investment Management, Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core Equity
Portfolio	Subadviser: J.P. Morgan
Investment Management Inc.
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge Aggressive
Growth Portfolio	Subadviser: ClearBridge
Advisors, LLC
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Growth and Income		secondarily, current income.
Portfolio	Subadviser: Lord, Abbett &
Co. LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared
Total Return Portfolio		to a portfolio entirely invested in equity
	Subadviser: Massachusetts	securities) consistent with the prudent
	Financial Services Company	employment of capital. Secondarily
seeks reasonable opportunity for growth
of capital and income.
ING Investors Trust – ING MFS	Directed Services LLC	Seeks total return.
Utilities Portfolio
Subadviser: Massachusetts
Financial Services Company

PRO.75996-10	50

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico Capital
Management, LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico Capital
Management, LLC
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING Investment
Management Co.
ING Money Market Portfolio*	ING Investments, LLC	Seeks to provide high current return,
consistent with preservation of capital
*There is no guarantee that the ING	Subadviser: ING Investment	and liquidity, through investment in
Money Market subaccount will have	Management Co.	high-quality money market instruments
a positive or level return.		while maintaining a stable share price of
$1.00.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds, Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Global Strategic		principally derived from interest on
Income Portfolio	Subadviser:	debt securities.
OppenheimerFunds, Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily
Opportunistic LargeCap Growth		through investment in a diversified
Portfolio	Subadviser: ING Investment	portfolio of common stocks.
Management Co.
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent
High Yield Portfolio		with preservation of capital and prudent
	Subadviser: Pacific	investment management.
Investment Management
Company LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent
Total Return Portfolio		with capital preservation and prudent
	Subadviser: Pacific	investment management.
Investment Management
Company LLC
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks current income and long-term
Equity Income Portfolio		growth of capital from a portfolio
	Subadviser: Pioneer	consisting primarily of equity securities
	Investment Management, Inc.	of U.S. corporations that are expected
to produce income.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital
Fund Portfolio		growth.
Subadviser: Pioneer
Investment Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through
High Yield Portfolio		income and capital appreciation.
Subadviser: Pioneer
Investment Management, Inc.

PRO.75996-10	51

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment Management, Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, Inc.	A non diversified Portfolio that seeks
Russell™ Large Cap Growth Index		investment results (before fees and
Portfolio	Subadviser: ING Investment	expenses) that correspond to the total
	Management Co.	return of the Russell Top 200® Growth
Index.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees
Russell™ Large Cap Index		and expenses) that correspond to the
Portfolio	Subadviser: ING Investment	total return of the Russell Top 200®
	Management Co.	Index.
ING Variable Portfolios, Inc. – ING	ING Investments, Inc.	Seeks investment results (before fees
Russell™ Mid Cap Growth Index		and expenses) that correspond to the
Portfolio	Subadviser: ING Investment	total return of the Russell Midcap®
	Management Co.	Growth Index.
ING Variable Portfolios, Inc. – ING	ING Investments, Inc.	Seeks investment results (before fees
Russell™ Mid Cap Index Portfolio		and expenses) that correspond to the
	Subadviser: ING Investment	total return of the Russell Midcap®
	Management Co.	Index.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees
Russell™ Small Cap Index Portfolio		and expenses) that correspond to the
	Subadviser: ING Investment	total return of the Russell 2000® Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily
Small Company Portfolio		through investment in a diversified
	Subadviser: ING Investment	portfolio of common stocks of
	Management Co.	companies with smaller market
capitalizations.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities Portfolio
Subadviser: ING Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total
Income Portfolio		return and stability of principal
	Asset allocation Committee	consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date,
2015 Portfolio		the Portfolio seeks to provide total
	Asset Allocation Committee	return consistent with an asset
allocation targeted at retirement in
approximately 2015. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability
of principal consistent with an asset
allocation targeted to retirement.

PRO.75996-10	52

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date,
2025 Portfolio		the Portfolio seeks to provide total
	Asset Allocation Committee	return consistent with an asset
allocation targeted at retirement in
approximately 2025. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability
of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date,
2035 Portfolio		the Portfolio seeks to provide total
	Asset Allocation Committee	return consistent with an asset
allocation targeted at retirement in
approximately 2035. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability
of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date,
2045 Portfolio		the Portfolio seeks to provide total
	Asset Allocation Committee	return consistent with an asset
allocation targeted at retirement in
approximately 2045. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability
of principal consistent with an asset
allocation targeted to retirement.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e.,
Inc. – ING Strategic Allocation		income and capital growth, both
Conservative Portfolio	Subadviser: ING Investment	realized and unrealized) consistent with
	Management Co.	preservation of capital.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e.,
Inc. – ING Strategic Allocation		income and capital appreciation, both
Moderate Portfolio	Subadviser: ING Investment	realized and unrealized).
Management Co.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation Portfolio		investment return, consistent with the
	Subadviser: T. Rowe Price	preservation of capital and prudent
	Associates, Inc.	investment risk.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap Growth
Portfolio	Subadviser: T. Rowe Price
Associates, Inc.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as
Price Equity Income Portfolio		well as long-term growth of capital.
Subadviser: T. Rowe Price
Associates, Inc.

PRO.75996-10	53

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend
	Subadviser: T. Rowe Price	income.
Associates, Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel, LLC
ING Investors, Inc. – ING	Directed Services LLC	Seeks capital appreciation. Current
Templeton Global Growth Portfolio		income is only an incidental
	Subadviser: Templeton	consideration.
Global Advisors Limited
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment Management
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and
Large Cap Equity Portfolio		future income.
Subadviser: UBS Global
Asset Management (Americas)
Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees
U.S. Bond Index Portfolio		and expenses) that correspond to the
	Subadviser: Neuberger	total return of the Barclay Capital U.S.
	Berman Fixed Income LLC	Aggregate Bond Index® .
ING Investors Trust – ING U.S.	Directed Services LLC	Seeks total return.
Stock Index Portfolio
Subadviser: ING Investment
Management Co.
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-
Kampen Equity and Income		term capital appreciation and current
Portfolio	Subadviser: Van Kampen	income.
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and
Kampen Growth and Income		income.
Portfolio	Subadviser: Van Kampen
ING Investors Trust – ING Wells	Directed Services LLC	A non-diversified Portfolio that seeks
Fargo Health Care Portfolio		long-term capital growth.
Subadviser: Wells Capital
Management, Inc.
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells Capital
Management, Inc.
Invesco Variable Insurance Funds –	Invesco Advisors, Inc.	Seeks long term growth of capital.
Invesco V.I. Capital Appreciation
Fund

Invesco Variable Insurance Funds –	Invesco Advisors, Inc.	Seeks long term growth of capital.
Invesco V.I. Core Equity Fund

PRO.75996-10	54

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co. LLC	Seeks capital appreciation through
Mid-Cap Value Portfolio		investments, primarily in equity
securities, which are believed to be
undervalued in the marketplace.
Oppenheimer Variable Account	Oppenheimer Funds, Inc.	Seeks capital appreciation.
Funds – Oppenheimer Main Street
Small Cap Fund® /VA

PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum total return, consistent
Foreign Bond Portfolio (Unhedged)	Management Company LLC	with preservation of capital and prudent
investment management.

PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent
Real Return Portfolio	Management Company LLC	with preservation of real capital and
prudent investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio

Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks to maximize total return through
Pioneer High Yield VCT Portfolio	Management, Inc.	a combination of income and capital
appreciation.
Wanger Advisors Trust – Wanger	Columbia Wanger Asset	Seeks long-term growth of capital.
International	Management, L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger Asset	A non-diversified fund that seeks long-
Select	Management, L.P.	term growth of capital.
Wanger Advisors Trust – Wanger	Columbia Wanger Asset	Seeks long-term growth of capital.
USA	Management, L.P.

PRO.75996-10	55

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table I - For Contracts With Total Separate Account Charges of 0.70%	CFI 1
Table II -For Contracts With Total Separate Account Charges of 0.75%	CFI 8
Table III - For Contracts With Total Separate Account Charges of 0.80%	CFI 17
Table IV - For Contracts With Total Separate Account Charges of 1.25%	CFI 22
Table V - For Contracts With Total Separate Account Charges of 1.50%	CFI 31
Including A 0.25% Administrative Expense Charge Beginning April 7, 1997
Table VI - For Contracts Containing Limits on Fees	CFI 38
Table VII - For Contracts With Total Separate Account Charges of 0.95%	CFI 40

PRO.75996-10	56

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give: (1) the accumulation unit value ("AUV") at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2009, are not reflected in this information.

TABLE I FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2009	2008

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.88	$10.01
Value at end of period	$8.27	$6.88
Number of accumulation units outstanding at end of period	101	83
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.51	$9.88
Value at end of period	$9.57	$7.51
Number of accumulation units outstanding at end of period	1,851	1,635
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.49	$9.94
Value at end of period	$9.31	$7.49
Number of accumulation units outstanding at end of period	151	131
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.89	$9.89
Value at end of period	$9.29	$6.89
Number of accumulation units outstanding at end of period	61,425	59,360
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.88	$9.78
Value at end of period	$8.89	$6.88
Number of accumulation units outstanding at end of period	22,350	21,846
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.28	$9.97
Value at end of period	$8.00	$6.28
Number of accumulation units outstanding at end of period	18,622	17,678
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.59	$9.88
Value at end of period	$8.28	$6.59
Number of accumulation units outstanding at end of period	7,075	5,900
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.04	$9.91
Value at end of period	$9.03	$7.04
Number of accumulation units outstanding at end of period	7,168	6,396

CFI 1

Condensed Financial Information (continued)

	2009	2008

ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.60	$9.91
Value at end of period	$7.88	$6.60
Number of accumulation units outstanding at end of period	5,106	4,762
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.99	$9.94
Value at end of period	$9.46	$7.99
Number of accumulation units outstanding at end of period	42,036	41,357
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.83	$9.84
Value at end of period	$9.11	$6.83
Number of accumulation units outstanding at end of period	161	89
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.95	$9.88
Value at end of period	$9.33	$6.95
Number of accumulation units outstanding at end of period	3,589	2,759
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.15	$9.92
Value at end of period	$9.28	$7.15
Number of accumulation units outstanding at end of period	7,695	8,762
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.87	$9.94
Value at end of period	$10.42	$6.87
Number of accumulation units outstanding at end of period	3,618	3,523
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.43	$9.97
Value at end of period	$8.68	$6.43
Number of accumulation units outstanding at end of period	581	413
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.12	$9.80
Value at end of period	$9.31	$7.12
Number of accumulation units outstanding at end of period	1,350	2,729
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.62
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	2,345
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.20	$10.09
Value at end of period	$8.46	$6.20
Number of accumulation units outstanding at end of period	12,223	10,616

CFI 2

Condensed Financial Information (continued)

	2009	2008

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.14	$9.86
Value at end of period	$9.23	$7.14
Number of accumulation units outstanding at end of period	121,550	129,791
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.47	$9.88
Value at end of period	$9.14	$7.47
Number of accumulation units outstanding at end of period	19,228	28,884
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.85	$9.94
Value at end of period	$8.96	$6.85
Number of accumulation units outstanding at end of period	11,468	11,018
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.28	$9.93
Value at end of period	$9.03	$7.28
Number of accumulation units outstanding at end of period	7,444	7,501
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.39	$10.02
Value at end of period	$10.40	$9.39
Number of accumulation units outstanding at end of period	11,346	13,618
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.80
Value at end of period	$8.50
Number of accumulation units outstanding at end of period	3,356
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.66	$9.81
Value at end of period	$8.41	$6.66
Number of accumulation units outstanding at end of period	3,931	3,517
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.87	$9.87
Value at end of period	$10.01	$5.87
Number of accumulation units outstanding at end of period	3,386	1,018
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.53	$9.89
Value at end of period	$9.40	$7.53
Number of accumulation units outstanding at end of period	4,215	2,770
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.37	$9.96
Value at end of period	$9.31	$7.37
Number of accumulation units outstanding at end of period	173	138

CFI 3

Condensed Financial Information (continued)

	2009	2008

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.88	$9.92
Value at end of period	$9.04	$6.88
Number of accumulation units outstanding at end of period	16,551	16,460
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.65	$9.80
Value at end of period	$9.04	$7.65
Number of accumulation units outstanding at end of period	6,520	5,609
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43	$9.92
Value at end of period	$9.87	$8.43
Number of accumulation units outstanding at end of period	1,248	1,261
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.96	$9.94
Value at end of period	$9.18	$6.96
Number of accumulation units outstanding at end of period	2,238	1,133
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.09	$9.89
Value at end of period	$9.08	$7.09
Number of accumulation units outstanding at end of period	1,205	1,023
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.02	$9.92
Value at end of period	$8.23	$6.02
Number of accumulation units outstanding at end of period	2,127	127
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.94	$9.99
Value at end of period	$9.75	$6.94
Number of accumulation units outstanding at end of period	2,806	2,555
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.06	$10.00
Value at end of period	$10.02	$10.06
Number of accumulation units outstanding at end of period	12,722	26,372
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.00	$9.89
Value at end of period	$9.70	$7.00
Number of accumulation units outstanding at end of period	67,823	66,469
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.33	$10.00
Value at end of period	$10.05	$8.33
Number of accumulation units outstanding at end of period	7,877	8,125

CFI 4

Condensed Financial Information (continued)

	2009	2008

ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.66	$9.85
Value at end of period	$8.75	$7.66
Number of accumulation units outstanding at end of period	8,500	4,491
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.00	$9.97
Value at end of period	$11.87	$8.00
Number of accumulation units outstanding at end of period	169	1,932
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.96	$9.97
Value at end of period	$11.14	$9.96
Number of accumulation units outstanding at end of period	11,511	3,417
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.70	$9.87
Value at end of period	$8.62	$7.70
Number of accumulation units outstanding at end of period	5,260	3,848
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.46	$9.87
Value at end of period	$9.29	$7.46
Number of accumulation units outstanding at end of period	11,542	10,279
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.72
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	1,880
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.97	$9.96
Value at end of period	$9.07	$6.97
Number of accumulation units outstanding at end of period	196	169
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.27	$9.96
Value at end of period	$9.21	$7.27
Number of accumulation units outstanding at end of period	18,412	17,943
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.92	$9.92
Value at end of period	$9.62	$7.92
Number of accumulation units outstanding at end of period	27,892	55,546
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.43	$9.90
Value at end of period	$9.28	$7.43
Number of accumulation units outstanding at end of period	83,980	91,702

CFI 5

Condensed Financial Information (continued)

	2009	2008

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.20	$9.90
Value at end of period	$9.18	$7.20
Number of accumulation units outstanding at end of period	120,313	92,143
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.95	$9.88
Value at end of period	$8.96	$6.95
Number of accumulation units outstanding at end of period	39,095	31,225
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.67	$9.96
Value at end of period	$10.09	$8.67
Number of accumulation units outstanding at end of period	17,770	20,073
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.30	$9.96
Value at end of period	$9.71	$8.30
Number of accumulation units outstanding at end of period	1,040	978
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.34	$9.90
Value at end of period	$9.12	$7.34
Number of accumulation units outstanding at end of period	28,573	43,261
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.79	$9.93
Value at end of period	$9.43	$7.79
Number of accumulation units outstanding at end of period	2,027	2,030
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.59	$9.89
Value at end of period	$10.05	$7.59
Number of accumulation units outstanding at end of period	1,026	4,001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.30	$9.94
Value at end of period	$9.16	$6.30
Number of accumulation units outstanding at end of period	42,804	53,278
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.74
Value at end of period	$9.33
Number of accumulation units outstanding at end of period	418
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.64	$9.97
Value at end of period	$9.42	$6.64
Number of accumulation units outstanding at end of period	25,536	23,781

CFI 6

Condensed Financial Information (continued)

	2009	2008

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.93	$9.80
Value at end of period	$9.10	$6.93
Number of accumulation units outstanding at end of period	10,811	10,721
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.18	$9.91
Value at end of period	$10.32	$7.18
Number of accumulation units outstanding at end of period	7,416	7,147
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.29
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	977
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.93	$9.83
Value at end of period	$9.06	$6.93
Number of accumulation units outstanding at end of period	9,439	9,299
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.41	$9.73
Value at end of period	$9.45	$7.41
Number of accumulation units outstanding at end of period	3,271	820
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.39	$9.90
Value at end of period	$10.22	$8.39
Number of accumulation units outstanding at end of period	4,096	3,627
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.78	$9.84
Value at end of period	$9.58	$7.78
Number of accumulation units outstanding at end of period	1,580	1,259
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.21	$9.87
Value at end of period	$9.07	$7.21
Number of accumulation units outstanding at end of period	9,116	9,078
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.86	$9.95
Value at end of period	$9.34	$6.86
Number of accumulation units outstanding at end of period	785	250
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.97	$10.02
Value at end of period	$10.54	$8.97
Number of accumulation units outstanding at end of period	4,913	1,899

CFI 7

Condensed Financial Information (continued)

	2009	2008

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.06	$9.90
Value at end of period	$8.78	$5.06
Number of accumulation units outstanding at end of period	4,066	1,893
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.71	$9.97
Value at end of period	$10.70	$6.71
Number of accumulation units outstanding at end of period	633	521
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.29	$9.89
Value at end of period	$9.36	$6.29
Number of accumulation units outstanding at end of period	1,271	423
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.73	$9.90
Value at end of period	$9.46	$5.73
Number of accumulation units outstanding at end of period	1,079	804
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.69	$9.87
Value at end of period	$9.45	$6.69
Number of accumulation units outstanding at end of period	793	250

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Value at end of period	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204
Number of accumulation units outstanding at end of period	60,804	59,392	57,444	72,694	38,835	44,456	63,788	117,785	119,757	134,675
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Value at end of period	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97
Number of accumulation units outstanding at end of period	60,544	54,586	83,135	103,106	60,142	70,644	108,041	100,703	108,312	148,348
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178	$23.066
Value at end of period	$22.24	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178
Number of accumulation units outstanding at end of period	25,301	24,307	23,684	22,682	15,736	13,375	14,750	15,358	15,423	32,222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881	$24.687
Value at end of period	$30.25	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881
Number of accumulation units outstanding at end of period	799,498	951,230	997,528	1,070,931	1,123,014	940,536	740,795	690,401	719,837	642,878

CFI 8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045	$18.627
Value at end of period	$20.74	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045
Number of accumulation units outstanding at end of period	444,585	522,946	640,939	747,830	773,618	899,688	810,958	686,999	619,584	417,042
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418	$26.504
Value at end of period	$16.83	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418
Number of accumulation units outstanding at end of period	322,942	410,859	447,540	455,288	525,424	609,242	801,208	733,179	978,004	1,030,486
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894	$19.796
Value at end of period	$17.84	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894
Number of accumulation units outstanding at end of period	202,521	216,495	253,515	243,289	212,199	334,500	412,068	183,724	193,611	193,260
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	165,405	171,052	176,731	182,313	198,335	233,334	29,354	19,784
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11	$10.12
Value at end of period	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	58,030	90,747	70,281	74,089	77,831	48,611	27,226	9,662
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.13	$19.89	$17.21	$13.42	$11.72	$9.75
Value at end of period	$13.28	$11.13	$19.89	$17.21	$13.42	$11.72
Number of accumulation units outstanding at end of period	316,977	355,790	376,834	316,711	160,645	20,616
ING BALANCED PORTFOLIO
Value at beginning of period	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755	$25.081
Value at end of period	$26.83	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755
Number of accumulation units outstanding at end of period	329,103	401,642	571,174	683,158	833,500	929,064	936,581	986,779	1,282,885	1,315,034
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.40	$10.94	$10.12	$9.40
Value at end of period	$8.53	$6.40	$10.94	$10.12
Number of accumulation units outstanding at end of period	36,338	39,560	37,794	416
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$9.97
Value at end of period	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	134,657	147,958	158,536	153,595	177,404	123,221	72,761	13,543
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.33	$10.45	$10.67
Value at end of period	$8.20	$6.33	$10.45
Number of accumulation units outstanding at end of period	207,658	230,497	224,257
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85	$9.999
Value at end of period	$4.66	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85
Number of accumulation units outstanding at end of period	333,175	366,249	545,798	374,554	663,728	572,202	663,725	470,065	549,436	319,735

CFI 9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.91	$6.71
Number of accumulation units outstanding at end of period	154,656	136,535
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.15	$10.07	$12.34	$10.02
Value at end of period	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	153,117	147,200	132,906	63,152
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.75	$10.32	$10.10	$9.44
Value at end of period	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	6,544	5,758	757	2,599
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during Decembe 2002)
Value at beginning of period	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69	$7.64
Value at end of period	$10.97	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69
Number of accumulation units outstanding at end of period	74,855	103,299	94,884	59,333	49,593	86,617	75,629	655
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.69	$13.69	$12.71	$11.24	$10.39
Value at end of period	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	17,824	58,041	36,106	37,991	37,857
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.04	$14.97	$13.18	$11.86	$10.27
Value at end of period	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	66,006	62,806	57,963	62,389	17,854
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.93	$13.54	$9.69
Value at end of period	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	423,672	369,261	355,497
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02	$29.444
Value at end of period	$21.91	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02
Number of accumulation units outstanding at end of period	2,430,699	3,039,549	3,547,040	4,131,305	4,723,188	5,523,035	6,316,075	7,378,211	8,597,331	10,227,817
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065	$23.427
Value at end of period	$18.26	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065
Number of accumulation units outstanding at end of period	624,514	726,462	843,205	1,000,569	961,693	1,062,735	1,059,396	999,688	1,191,685	1,133,418
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951	$12.561
Value at end of period	$19.75	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951
Number of accumulation units outstanding at end of period	396,879	444,441	511,880	578,989	699,184	762,456	685,256	757,291	512,594	357,969
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602	$9.727
Value at end of period	$13.95	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602
Number of accumulation units outstanding at end of period	203,558	236,948	291,054	379,835	491,005	472,530	424,685	328,141	169,151	74,216

CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519	$14.26
Value at end of period	$22.14	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519
Number of accumulation units outstanding at end of period	669,888	922,894	1,009,896	955,127	1,039,871	1,071,475	1,093,869	1,401,270	1,582,543	1,459,552
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.94	$9.98
Value at end of period	$7.53	$5.94
Number of accumulation units outstanding at end of period	264,084	34,636
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.94
Value at end of period	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	196,239	274,451	270,524	302,402	227,188	168,356	79,036	34,787
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.35	$9.63
Value at end of period	$7.24	$5.35
Number of accumulation units outstanding at end of period	179,920	16,054
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.05	$24.92	$18.13	$13.45	$9.83
Value at end of period	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	338,693	297,377	329,486	280,745	125,410
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$10.05
Value at end of period	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	46,483	81,613	109,611	101,689	79,289	106,479	25,670	8,925
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.90	$12.80	$13.12	$11.33	$10.92
Value at end of period	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	10,393	10,289	10,550	21,119	1,413
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.63	$17.61	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927	$29.605
Value at end of period	$13.96	$10.63	$17.61	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927
Number of accumulation units outstanding at end of period	126,049	137,909	140,342	199,069	230,509	258,443	352,629	337,985	443,965	478,944
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.08	$11.21	$10.83	$9.96
Value at end of period	$8.36	$7.08	$11.21	$10.83
Number of accumulation units outstanding at end of period	294,077	479,053	518,115	463
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33	$10.51
Value at end of period	$13.20	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	80,831	83,774	89,734	81,055	105,539	91,791	25,035

CFI 11

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.62	$18.79	$14.86	$11.45	$10.07
Value at end of period	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	98,842	143,479	171,327	65,924	21,628
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.99	$13.48	$11.90	$11.42	$10.99
Value at end of period	$10.23	$7.99	$13.48	$11.90	$11.42
Number of accumulation units outstanding at end of period	98,866	88,942	81,315	30,457	10,903
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.21	$18.37	$15.35	$12.47	$10.25
Value at end of period	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	98,497	115,130	136,567	82,641	15,884
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$8.80
Value at end of period	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	27,425	40,315	46,632	24,746	25,740	22,194	79,747	10,442
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879	$13.145
Value at end of period	$16.35	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879
Number of accumulation units outstanding at end of period	891,666	1,593,208	1,597,815	1,377,938	947,243	1,029,619	1,310,807	2,039,091	2,482,499	2,718,810
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.59	$14.49	$13.70	$11.70	$10.02
Value at end of period	$11.90	$8.59	$14.49	$13.70	$11.70
Number of accumulation units outstanding at end of period	1,328,170	1,640,129	1,838,174	2,114,069	2,419,449
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.79	$11.68	$10.82	$10.05	$9.89
Value at end of period	$11.82	$9.79	$11.68	$10.82	$10.05
Number of accumulation units outstanding at end of period	391,756	474,155	570,667	438,534	470,645
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.95	$23.39	$22.88	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989	$19.19
Value at end of period	$17.08	$14.95	$23.39	$22.88	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989
Number of accumulation units outstanding at end of period	142,807	76,302	85,071	106,435	137,082	193,403	267,708	246,273	283,291	121,019
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.93	$11.61	$11.37	$10.52	$10.40
Value at end of period	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	156,647	59,201	63,539	113,284	84,185
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.00
Value at end of period	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	775,911	584,272	456,745	390,618	332,103	237,732	138,571	69,179
CFI 12

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.37	$9.19	$9.40
Value at end of period	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	226,770	402,658	438,108
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.36	$11.32	$10.83	$9.50
Value at end of period	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	19,958	19,482	42,778	3,381
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.83	$11.18	$10.61	$10.18
Value at end of period	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	77,022	18,821	23,809	1,931
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.43	$11.16	$10.63	$9.61
Value at end of period	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	192,830	245,457	243,440	3,418
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	8,263
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.65	$8.98
Value at end of period	$8.16	$6.65
Number of accumulation units outstanding at end of period	219,742	96,189
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	1,978
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.93	$9.07
Value at end of period	$8.25	$5.93
Number of accumulation units outstanding at end of period	16,385	4,932
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.97	$10.00
Value at end of period	$8.76	$6.97
Number of accumulation units outstanding at end of period	12,920	5,072
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917	$17.859
Value at end of period	$26.63	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917
Number of accumulation units outstanding at end of period	104,933	122,457	143,123	249,132	265,147	306,182	367,449	362,104	356,106	282,407

CFI 13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$7.51
Value at end of period	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	23,568	31,738	26,639	21,695	6,050	122,293	188,393	3,032
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.88	$12.23	$11.78	$10.72	$10.48
Value at end of period	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	236,773	181,409	61,315	44,081	3,046
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.34	$12.70	$12.23	$10.94	$10.99
Value at end of period	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	95,650	79,098	124,041	47,667	10,100
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.22	$13.15	$12.58	$11.29
Value at end of period	$10.47	$8.22	$13.15	$12.58
Number of accumulation units outstanding at end of period	109,326	62,190	50,319	7,054
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.10	$13.56	$12.92	$11.62
Value at end of period	$10.44	$8.10	$13.56	$12.92
Number of accumulation units outstanding at end of period	64,572	59,615	69,815	12,894
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.52	$11.51	$11.02	$10.44
Value at end of period	$11.07	$9.52	$11.51	$11.02
Number of accumulation units outstanding at end of period	111,465	123,431	85,586	14,454
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775	$15.164
Value at end of period	$18.12	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775
Number of accumulation units outstanding at end of period	26,907	25,743	48,084	42,630	44,621	39,677	39,733	43,245	51,743	59,794
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996	$18.253
Value at end of period	$18.07	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996
Number of accumulation units outstanding at end of period	116,615	123,173	118,507	128,556	128,492	167,875	160,276	151,275	123,989	118,220
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994	$16.75
Value at end of period	$17.98	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994
Number of accumulation units outstanding at end of period	58,434	71,745	47,232	59,958	66,485	101,618	103,788	145,425	120,719	125,910
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.30	$12.93	$12.48	$10.97	$10.58
Value at end of period	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	622,326	610,141	446,484	285,151	65,688
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.66	$13.58	$12.07	$11.14	$9.94
Value at end of period	$11.14	$7.66	$13.58	$12.07	$11.14
Number of accumulation units outstanding at end of period	538,382	608,110	631,685	837,703	1,021,434

CFI 14

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22	$11.11
Value at end of period	$13.75	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	260,913	190,852	235,323	210,382	254,297	110,302	41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174	$22.348
Value at end of period	$22.46	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174
Number of accumulation units outstanding at end of period	197,314	236,010	260,428	325,715	344,626	413,855	399,672	242,810	246,671	271,254
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.27	$6.31
Number of accumulation units outstanding at end of period	408,574	431,716
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448	$40.017
Value at end of period	$29.51	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448
Number of accumulation units outstanding at end of period	83,806	101,059	101,856	99,660	97,300	134,825	149,651	180,680	212,226	260,806
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.22	$9.97
Value at end of period	$10.74	$10.22
Number of accumulation units outstanding at end of period	47,303	8,792
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328	$19.332
Value at end of period	$14.68	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328
Number of accumulation units outstanding at end of period	132,492	179,961	189,849	199,311	195,565	202,036	200,228	226,503	270,714	292,094
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$10.23
Value at end of period	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	65,823	120,704	144,572	170,750	187,238	228,373	50,266	26,016
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.38	$12.34	$12.00	$10.73	$9.99
Value at end of period	$11.43	$9.38	$12.34	$12.00	$10.73
Number of accumulation units outstanding at end of period	517,740	614,577	657,606	856,791	934,232
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.74	$12.99	$12.76	$11.08	$10.88
Value at end of period	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	55,299	70,979	74,360	85,163	80,720
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.73	$10.08	$10.55	$9.31
Value at end of period	$8.69	$6.73	$10.08	$10.55
Number of accumulation units outstanding at end of period	939	595	90	4,620

CFI 15

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.68
Value at end of period	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	111,302	145,109	177,198	199,991	297,358	226,937	89,083	44,193
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.12	$13.17	$13.43	$11.76	$11.48
Value at end of period	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	41,146	40,404	41,208	42,907	1,820
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.10	$12.04	$10.97	$10.96	$10.82	$10.25
Value at end of period	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	603,610	463,820	359,001	207,501	131,690	48,252
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.30	$12.77	$10.25
Value at end of period	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	228,958	136,806	154,110
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$7.84	$12.23	$11.64	$10.81	$10.68	$10.39
Value at end of period	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	28,793	24,501	85,813	24,170	12,345	20,207
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.68	$10.51	$10.15
Value at end of period	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	144,516	51,353	83,589
WANGER SELECT
(Funds were first received in this option during October 2004)
Value at beginning of period	$8.19	$16.19	$14.91	$12.55	$11.45	$10.26
Value at end of period	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	184,110	180,057	221,235	116,469	42,284	21,769
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.60	$14.36	$13.73	$12.82	$11.61	$9.99
Value at end of period	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	25,891	23,346	25,521	35,414	41,877	8,397

CFI 16

Condensed Financial Information (continued)

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$6.97
Value at end of period	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	10	10	997	4,995	0	998	756	756
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$10.973
Value at end of period	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Number of accumulation units outstanding at end of period	15	15	15	221	307	1,351	991	886	207	56
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772	$13.787
Value at end of period	$16.81	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772
Number of accumulation units outstanding at end of period	46,297	38,021	41,079	96,426	82,725	64,656	48,269	19,242	9,644	7,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457	$10.651
Value at end of period	$11.80	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457
Number of accumulation units outstanding at end of period	6,963	6,415	5,558	6,091	7,107	11,078	10,948	8,584	1,968	1,315
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152	$16.024
Value at end of period	$10.13	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152
Number of accumulation units outstanding at end of period	10,084	9,784	25,833	7,415	8,686	16,517	13,775	12,915	8,593	6,686
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081	$10.70
Value at end of period	$12.38	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081
Number of accumulation units outstanding at end of period	989	709	405	721	613	161	711	60	61	42
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$11.69
Value at end of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	4,315	3,564	1,410	828	399	95	30
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.36
Value at end of period	$15.18
Number of accumulation units outstanding at end of period	282
ING BALANCED PORTFOLIO
Value at beginning of period	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741	$11.902
Value at end of period	$12.67	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741
Number of accumulation units outstanding at end of period	4,211	14,488	14,159	13,782	11,909	12,329	6,770	4,113	5,808	8,875

CFI 17

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period		$10.93	$10.31
Value at end of period		$6.39	$10.93
Number of accumulation units outstanding at end of period		0	31
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$10.84
Value at end of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	7,463	5,423	3,195	759	416	503	119
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.32	$10.44	$10.67
Value at end of period	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	4,130	4,131	3,241
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848	$7.729
Value at end of period	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Number of accumulation units outstanding at end of period	1,494	1,496	729	4,407	3,746	3,645	5,114	3,512	3,508	3,062
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.90	$6.71
Number of accumulation units outstanding at end of period	11,201	8,860
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.14	$10.07	$12.34	$12.62
Value at end of period	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	3,316	5,498	2,207	233
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.68	$11.90
Value at end of period	$11.53	$9.68
Number of accumulation units outstanding at end of period	289	289
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.03	$14.56
Value at end of period	$12.46	$9.03
Number of accumulation units outstanding at end of period	2,621	3,167
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.92	$13.53	$9.69
Value at end of period	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	12,299	6,840	4,606
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495	$11.882
Value at end of period	$8.80	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495
Number of accumulation units outstanding at end of period	39,726	39,015	36,751	38,134	33,368	36,333	41,039	36,379	35,672	34,376

CFI 18

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292	$13.677
Value at end of period	$10.61	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292
Number of accumulation units outstanding at end of period	15,034	12,887	9,471	8,421	7,605	19,914	18,598	15,082	16,047	21,613
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591	$15.024
Value at end of period	$20.51	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591
Number of accumulation units outstanding at end of period	9,104	7,636	8,964	32,878	30,048	27,766	29,310	18,709	4,872	2,190
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423	$10.485
Value at end of period	$14.96	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423
Number of accumulation units outstanding at end of period	15,807	12,416	9,759	9,972	15,807	14,221	6,950	754	10	10
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121	$10.97
Value at end of period	$15.79	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121
Number of accumulation units outstanding at end of period	452	708	708	738	1,754	1,182	2,255	2,109	809	8
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.92
Value at end of period	$7.53
Number of accumulation units outstanding at end of period	11,379
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.07
Value at end of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	5,126	4,521	8,703	39,109	25,888	18,768	590	963
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.35	$9.98
Value at end of period	$7.24	$5.35
Number of accumulation units outstanding at end of period	5,440	5,945
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.03	$10.87
Value at end of period	$20.47	$12.03
Number of accumulation units outstanding at end of period	1,244	984
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.79	$9.61	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453	$16.21
Value at end of period	$7.60	$5.79	$9.61	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453
Number of accumulation units outstanding at end of period	1,775	1,775	1,203	945	635	4,263	11,872	2,175	1,964	8,940
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.07	$11.21	$11.03
Value at end of period	$8.35	$7.07	$11.21
Number of accumulation units outstanding at end of period	6,510	5,020	2,670
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.97	$13.47	$12.48
Value at end of period	$10.20	$7.97	$13.47
Number of accumulation units outstanding at end of period	1,331	3,144	295

CFI 19

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.24	$14.60	$14.15	$12.74	$12.48	$12.22
Value at end of period	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	5,614	4,242	2,983	2,065	2,065	1,012
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.60	$18.76	$15.93
Value at end of period	$15.28	$11.60	$18.76
Number of accumulation units outstanding at end of period	1,113	1,113	991
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.19	$18.35	$15.34	$12.47	$12.41
Value at end of period	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	3,514	3,167	1,904	1,619	42
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$9.16
Value at end of period	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	589	446	947	529	558	3,912	3,580
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26	$11.066
Value at end of period	$13.20	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26
Number of accumulation units outstanding at end of period	9,999	6,519	4,906	9,399	5,598	4,345	12,392	16,459	8,973	46
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.57	$14.47	$13.69	$11.70	$9.73
Value at end of period	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	11,043	10,499	17,453	38,274	42,918
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.77	$11.66	$10.81	$10.05	$9.90
Value at end of period	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	4,523	4,003	134	134	1,339
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.09	$15.79	$15.46	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22	$13.007
Value at end of period	$11.52	$10.09	$15.79	$15.46	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22
Number of accumulation units outstanding at end of period	3,099	2,953	2,754	5,679	18,124	16,995	19,232	25,733	23,907	14,497
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.91	$11.07
Value at end of period	$13.21	$8.91
Number of accumulation units outstanding at end of period	246	97
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.36
Value at end of period	$14.41
Number of accumulation units outstanding at end of period	551

CFI 20

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.36	$9.18	$9.40
Value at end of period	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	12,095	15,948	22,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.82	$10.74
Value at end of period	$12.97	$7.82
Number of accumulation units outstanding at end of period	798	95
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.42	$11.15	$11.31
Value at end of period	$9.23	$7.42	$11.15
Number of accumulation units outstanding at end of period	21,487	17,351	14,137
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077	$12.352
Value at end of period	$18.33	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077
Number of accumulation units outstanding at end of period	1,519	1,079	10,938	30,888	21,146	23,143	37,662	35,405	31,307	35,990
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$6.46	$9.95	$9.11	$8.84
Value at end of period	$8.40	$6.46	$9.95	$9.11
Number of accumulation units outstanding at end of period	4,167	9,679	10,221	317
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.29	$12.92	$12.47	$10.97	$10.86
Value at end of period	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	13,598	9,426	3,175	796	409
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.65	$13.56	$12.06	$11.14	$9.49
Value at end of period	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	10,529	6,675	6,327	5,552	2,044
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138	$13.248
Value at end of period	$13.25	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138
Number of accumulation units outstanding at end of period	3,141	2,659	2,212	2,168	1,950	1,745	8,178	1,682	1,873	1,705
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.27	$6.31
Number of accumulation units outstanding at end of period	1,505	6,775
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period		$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.59
Value at end of period		$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period		0	34	1,128	624	2,753	2,360	251

CFI 21

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.37	$12.32	$11.99	$10.73	$9.81
Value at end of period	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	429	587	588	2,975	5,387
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period			$10.54	$10.60
Value at end of period			$10.07	$10.54
Number of accumulation units outstanding at end of period			0	22
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$9.54
Value at end of period	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	0	842	576	971	474	1,002	546
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.29	$12.77	$11.70
Value at end of period	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	15,624	8,686	4,799
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.67	$10.51	$10.81
Value at end of period	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	4,417	1,595	691

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Value at end of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Number of accumulation units outstanding at end of period	11,632	9,033	9,505	9,923	5,068	4,777	10,189	7,142	21,607	16,498
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Value at end of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Number of accumulation units outstanding at end of period	68,360	47,824	32,934	34,848	40,092	47,386	44,573	41,012	40,659	55,310
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626
Value at end of period	$20.75	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647
Number of accumulation units outstanding at end of period	3,480	3,725	4,707	5,432	7,843	7,769	7,083	5,689	7,168	7,201
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Value at end of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Number of accumulation units outstanding at end of period	336,876	381,493	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499

CFI 22

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Value at end of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Number of accumulation units outstanding at end of period	186,032	218,532	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	148,639	172,394	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419
Value at end of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514
Number of accumulation units outstanding at end of period	92,767	102,748	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	41,024	43,595	52,762	76,452	72,193	54,597	23,696	19,632
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	13,092	9,419	11,063	19,669	20,575	15,264	9,102	6,554
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.87	$19.53	$16.98	$13.31	$12.78
Value at end of period	$12.91	$10.87	$19.53	$16.98	$13.31
Number of accumulation units outstanding at end of period	14,682	20,475	25,645	16,949	2,625
ING BALANCED PORTFOLIO
Value at beginning of period	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603
Value at end of period	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163
Number of accumulation units outstanding at end of period	602,421	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.32	$10.85	$10.09	$9.85
Value at end of period	$8.38	$6.32	$10.85	$10.09
Number of accumulation units outstanding at end of period	2,965	1,844	1,290	244
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	30,734	37,553	46,886	44,011	54,363	63,158	36,427	6,057
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.40	$10.67
Value at end of period	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	158,773	168,583	207,180
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	127,833	87,832	94,120	131,384	184,668	238,094	325,256	240,058	172,469	127,430

CFI 23

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.85	$6.70
Number of accumulation units outstanding at end of period	18,393	14,267
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.07	$9.99	$12.30	$10.47
Value at end of period	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	21,817	16,106	11,382	19,762
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.66	$10.23	$10.83
Value at end of period	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	1,455	2,444	646
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64	$8.36
Value at end of period	$10.55	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	16,709	17,493	20,225	18,414	31,022	37,945	34,134
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.52	$13.51	$12.60	$11.21	$10.21
Value at end of period	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	5,862	10,099	4,250	6,053	7,130
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.88	$14.77	$13.07	$11.82	$10.80
Value at end of period	$12.20	$8.88	$14.77	$13.07	$11.21
Number of accumulation units outstanding at end of period	19,538	19,668	22,911	21,888	7,310
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	119,040	125,599	142,179
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883
Value at end of period	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397
Number of accumulation units outstanding at end of period	1,472,079	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Value at end of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Number of accumulation units outstanding at end of period	89,767	101,252	152,052	181,789	209,639	306,916	308,018	288,486	331,962	331,181
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Value at end of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	44,796	54,704	76,035	92,921	113,380	133,131	165,078	138,191	107,714	90,357
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Value at end of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	40,402	47,803	66,583	77,992	96,703	93,290	97,816	128,310	51,505	28,764

CFI 24

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988
Value at end of period	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147
Number of accumulation units outstanding at end of period	448,725	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.25
Value at end of period	$7.47
Number of accumulation units outstanding at end of period	14,760
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	32,897	41,951	52,582	48,900	40,383	49,802	21,662	5,856
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.33	$9.04
Value at end of period	$7.18	$5.33
Number of accumulation units outstanding at end of period	43	3,924
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.83	$24.58	$17.98	$13.40	$10.05
Value at end of period	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	35,236	29,473	55,181	43,810	63,149
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	28,883	31,510	39,064	36,505	41,698	29,365	14,775	525
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.74	$12.63	$13.01	$12.43
Value at end of period	$10.99	$8.74	$12.63	$13.01
Number of accumulation units outstanding at end of period	2,267	1,028	785	4,012
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Value at end of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Number of accumulation units outstanding at end of period	151,591	165,318	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.99	$11.12	$10.79	$10.33
Value at end of period	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	67,092	73,715	99,330	3,699

CFI 25

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.84	$13.30	$11.80	$11.39	$10.98
Value at end of period	$9.99	$7.84	$13.30	$11.80	$11.39
Number of accumulation units outstanding at end of period	13,277	6,924	12,526	13,390	7,541
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.04	$18.13	$15.22	$12.43	$10.80
Value at end of period	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	22,921	20,092	16,177	15,978	7,806
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.57
Value at end of period	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	8,681	11,332	13,895	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.41	$18.54	$14.74	$11.41	$10.92
Value at end of period	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	34,397	30,144	29,354	12,746	7,718
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	9,621	10,376	8,891	8,499	6,964	4,829	12,645	32
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Value at end of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Number of accumulation units outstanding at end of period	290,406	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	523,838	567,230	768,015	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	191,664	208,418	279,773	212,296	235,801
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Value at end of period	$16.03	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.302
Number of accumulation units outstanding at end of period	29,009	14,498	24,269	31,622	38,388	41,858	48,691	66,506	68,336	27,040
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.77	$11.46	$11.28	$10.48	$10.37
Value at end of period	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	16,451	5,889	15,164	18,217	2,701

CFI 26

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	149,707	136,665	130,491	137,250	130,040	63,478	56,188	25,283
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	80,173	152,126	207,381
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.26	$11.23	$10.79	$10.03
Value at end of period	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	7,777	11,545	11,519	4,375
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.73	$11.08	$10.58	$10.24
Value at end of period	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	11,873	5,720	5,360	81
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.33	$11.07	$10.84
Value at end of period	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	41,919	38,919	68,107
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	921
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.63	$7.33
Value at end of period	$8.10	$6.63
Number of accumulation units outstanding at end of period	18,179	191
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	5,085
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.77
Value at end of period	$8.18
Number of accumulation units outstanding at end of period	2,878
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.48
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	1,150

CFI 27

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Value at end of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Number of accumulation units outstanding at end of period	15,095	16,288	23,459	30,663	36,008	52,194	52,308	49,493	51,364	64,122
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	9,884	5,261	3,963	2,093	4,457	5,867	12,598	8,679
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.72	$12.07	$11.68	$10.68	$10.27
Value at end of period	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	28,041	26,625	53,358	36,675	3,299
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.19	$12.53	$12.13	$10.91	$10.57
Value at end of period	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	4,925	14,940	67,172	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	5,112	2,678	74,641	29,208	292
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.95	$13.38	$12.81	$11.27	$10.54
Value at end of period	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	9,705	7,599	32,059	8,108	274
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.34	$11.35	$10.92	$10.30	$10.17
Value at end of period	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	2,065	0	24,564	22,776	13,351
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875
Value at end of period	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397
Number of accumulation units outstanding at end of period	27,916	41,708	52,539	54,761	53,837	49,393	52,209	88,782	82,972	99,655
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905
Value at end of period	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566
Number of accumulation units outstanding at end of period	40,958	39,243	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431
Value at end of period	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295
Number of accumulation units outstanding at end of period	37,701	37,418	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.14	$12.76	$12.38	$10.93	$10.61
Value at end of period	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	189,203	182,397	196,921	137,634	13,912

CFI 28

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	423,967	477,757	612,088	691,090	810,723
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17	$10.71
Value at end of period	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	48,566	53,533	67,056	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	105,890	102,326	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	415,687	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Value at end of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Number of accumulation units outstanding at end of period	88,751	97,407	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.19	$9.94
Value at end of period	$10.65	$10.19
Number of accumulation units outstanding at end of period	13,382	637
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Value at end of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Number of accumulation units outstanding at end of period	144,256	181,081	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	15,756	21,624	25,650	38,300	49,773	50,628	22,950	12,024
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	301,174	413,810	523,595	608,591	666,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	21,276	21,054	16,997	27,501	40,000

CFI 29

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.04
Value at end of period	$8.53
Number of accumulation units outstanding at end of period	38
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	42,969	51,763	81,031	89,758	118,882	56,030	24,027	5,655
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.98	$12.99	$13.32	$11.72	$10.11
Value at end of period	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	2,857	3,576	4,955	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.85	$11.82	$10.83	$10.87	$10.85
Value at end of period	$12.68	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	59,768	59,704	24,234	13,841	7,646
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.25	$12.73	$10.13
Value at end of period	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	49,326	44,507	62,506
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$7.66	$12.00	$11.48	$10.88
Value at end of period	$12.13	$7.66	$12.00	$11.48
Number of accumulation units outstanding at end of period	12,879	12,719	27,456	17,337
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.63	$10.48	$10.20
Value at end of period	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	10,527	10,310	20,265
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.00	$15.90	$14.72	$12.45	$11.31
Value at end of period	$13.12	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	24,693	29,378	41,614	20,523	1,868
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.40	$14.10	$13.55	$12.72	$11.91
Value at end of period	$11.80	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	3,978	2,755	4,490	5,887	1,160

CFI 30

Condensed Financial Information (continued)

TABLE V

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.38	$11.27	$10.21	$10.34
Value at end of period	$7.61	$6.38	$11.27	$10.21
Number of accumulation units outstanding at end of period	351	559	920	1,299
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$8.933
Value at end of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	2,261	1,815	1,182	854	855	854	855	2,326	2,154
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$16.16
Value at end of period	$20.10
Number of accumulation units outstanding at end of period	6,744
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052
Value at end of period	$27.34	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126
Number of accumulation units outstanding at end of period	19,741	20,495	20,937	22,815	24,289	27,014	27,755	24,256	20,194	19,458
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147
Value at end of period	$18.74	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384
Number of accumulation units outstanding at end of period	15,585	15,631	14,946	16,563	12,587	16,493	15,134	13,069	11,575	4,142
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822
Value at end of period	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646
Number of accumulation units outstanding at end of period	9,932	10,152	10,324	8,619	10,322	11,460	10,940	9,054	11,273	13,914
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287
Value at end of period	$16.12	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37
Number of accumulation units outstanding at end of period	1,419	1,466	1,044	1,542	1,126	1,598	2,046	837	846	878
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.43	$17.32	$18.01	$15.62	$14.58	$12.64
Value at end of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	3,081	3,126	2,816	2,890	2,646	2,287
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.76	$14.88	$15.55	$13.68	$12.87	$12.86
Value at end of period	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	0	647	667	619	566	78

CFI 31

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.75	$19.35	$16.87	$14.57
Value at end of period	$12.73	$10.75	$19.35	$16.87
Number of accumulation units outstanding at end of period	0	746	709	27
ING BALANCED PORTFOLIO
Value at beginning of period	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436
Value at end of period	$24.25	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939
Number of accumulation units outstanding at end of period	8,319	9,940	10,980	9,161	11,014	10,164	9,943	14,552	16,028	16,800
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.06
Value at end of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	37	37	110	2,534	2,760	1,709	905
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.24	$10.38	$10.66
Value at end of period	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	4,784	3,982	4,612
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$10.754
Value at end of period	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	6,179	5,392	4,786	11,217	21,304	24,497	29,034	17,615	13,314	8,565
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.69	$9.74
Value at end of period	$8.82	$6.69
Number of accumulation units outstanding at end of period	8,240	2,303
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.03	$9.95	$12.28	$12.36
Value at end of period	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	1,907	1,203	542	2,568
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34	$8.91
Value at end of period	$10.10	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	113	110	86	66	2,283	3,164	2,433
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.80	$14.68	$13.01	$12.39
Value at end of period	$12.06	$8.80	$14.68	$13.01
Number of accumulation units outstanding at end of period	1,178	1,179	1,106	3,957
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.80	$13.42	$9.68
Value at end of period	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	9,296	9,098	5,846

CFI 32

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686
Value at end of period	$19.81	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162
Number of accumulation units outstanding at end of period	41,967	42,279	48,547	46,438	46,556	48,536	52,583	64,045	80,698	91,088
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887
Value at end of period	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427
Number of accumulation units outstanding at end of period	5,210	8,128	8,849	8,674	15,814	18,218	19,668	20,458	25,188	24,239
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Value at end of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Number of accumulation units outstanding at end of period	4,117	5,733	5,868	8,794	8,898	12,293	14,643	10,079	5,969	1,566
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Value at end of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Number of accumulation units outstanding at end of period	3,918	5,451	5,898	7,295	7,192	9,103	6,964	6,481	4,090	964
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893
Value at end of period	$20.01	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007
Number of accumulation units outstanding at end of period	3,658	3,190	4,410	5,556	10,101	8,892	9,061	13,060	13,589	7,623
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.91	$8.36
Value at end of period	$7.44	$5.91
Number of accumulation units outstanding at end of period	896	896
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	8,925	11,588	10,564	7,999	7,471	6,238	5,676	4,254
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.51
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	620
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.72	$24.42	$17.90	$13.38	$10.97
Value at end of period	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	18,351	16,919	17,668	18,582	2,810
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$11.44
Value at end of period	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	3,404	2,338	2,062	5,496	1,757	1,517	178
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.68	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843
Value at end of period	$12.61	$9.68	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$14.908
Number of accumulation units outstanding at end of period	4,477	29	6,464	6,923	12,873	12,320	12,216	6,742	7,437	12,426
CFI 33

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.94	$11.07	$10.93
Value at end of period	$8.14	$6.94	$11.07
Number of accumulation units outstanding at end of period	4,630	1,961	1,915
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.27
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	2,398
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.96	$18.01	$15.16	$13.94
Value at end of period	$12.14	$8.96	$18.01	$15.16
Number of accumulation units outstanding at end of period	2,848	2,608	4,498	3,704
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.26	$14.72	$14.37	$13.03	$12.85	$11.68
Value at end of period	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	681	681	681	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.30	$18.42	$14.68	$11.39	$10.88
Value at end of period	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	1,803	1,862	3,021	2,285	460
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806
Value at end of period	$14.78	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422
Number of accumulation units outstanding at end of period	5,721	9,473	18,675	2,330	1,714	1,715	3,356	8,794	4,687	6,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	31,255	34,332	41,754	49,930	50,578
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	979	5,828	5,633	3,575	3,653
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801
Value at end of period	$15.52	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412
Number of accumulation units outstanding at end of period	2,001	655	1,415	1,544	1,417	1,276	2,047	0	3,848	762
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.92		$11.23	$10.91
Value at end of period	$12.78		$11.38	$11.23
Number of accumulation units outstanding at end of period	6,480		0	5,217

CFI 34

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	27,362	23,946	20,443	23,071	17,478	25,605	21,337	17,743
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$9.07	$9.31
Value at end of period	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	3,810	3,611	4,539
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period		$11.18	$10.78	$10.47
Value at end of period		$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period		0	997	234
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.62
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	2,210
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.28	$11.02	$11.81
Value at end of period	$9.00	$7.28	$11.02
Number of accumulation units outstanding at end of period	9,342	8,022	6,802
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.06
Value at end of period	$8.06
Number of accumulation units outstanding at end of period	349
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.39
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	795
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Value at end of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Number of accumulation units outstanding at end of period	2,082	1,898	2,606	2,728	2,579	4,684	4,087	1,379	1,605	1,843
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.64	$11.99	$11.64	$10.58
Value at end of period	$10.41	$8.64	$11.99	$11.64
Number of accumulation units outstanding at end of period	18,188	16,174	4,809	1,012
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.52
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	802

CFI 35

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.49
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	146
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.11	$18.74	$17.98	$16.84	$16.46	$15.93				$14.774
Value at end of period	$16.38	$14.11	$18.74	$17.98	$16.84	$16.46				$14.898
Number of accumulation units outstanding at end of period	847	847	847	885	848	848				0
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783
Value at end of period	$16.33	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403
Number of accumulation units outstanding at end of period	2,687	2,191	2,740	2,861	2,862	2,865	2,270	670	671	775
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period		$19.77	$19.03	$17.37	$16.84	$16.85				$16.319
Value at end of period		$13.54	$19.77	$19.03	$17.37	$16.84				$15.812
Number of accumulation units outstanding at end of period		0	500	500	501	475				0
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.05	$12.68	$12.33	$11.28
Value at end of period	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	23,434	19,592	19,833	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.44	$13.29	$11.90	$11.07
Value at end of period	$10.73	$7.44	$13.29	$11.90
Number of accumulation units outstanding at end of period	25,488	31,481	31,954	32,009
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.30	$17.84	$17.57	$14.98	$14.63	$13.41
Value at end of period	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	1,718	246	246	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773
Value at end of period	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443
Number of accumulation units outstanding at end of period	5,053	10,533	11,616	10,772	13,075	11,358	9,106	5,445	9,150	9,182
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.27	$10.20
Value at end of period	$8.17	$6.27
Number of accumulation units outstanding at end of period	14,551	14,443
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987
Value at end of period	$26.67	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213
Number of accumulation units outstanding at end of period	3,437	3,271	3,111	3,626	4,283	6,218	6,266	3,746	3,303	4,077
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834
Value at end of period	$13.27	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723
Number of accumulation units outstanding at end of period	9,512	8,494	7,454	6,991	6,069	6,637	9,364	11,476	12,675	15,099

CFI 36

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$8.54	$13.64	$14.17	$12.42	$12.18	$11.03
Value at end of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	1,350	2,560	2,212	1,954	1,686	572
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.11	$12.07	$11.84	$10.66	$9.80
Value at end of period	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	5,625	5,717	5,680	6,307	6,949
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.50	$12.73	$12.60	$11.02	$11.05
Value at end of period	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	3,100	2,832	901	661	17
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$7.54
Value at end of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	9,384	12,220	11,228	10,963	13,830	2,673	533
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$7.90	$12.90	$13.26	$13.35
Value at end of period	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	3,571	2,137	112	2,659
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.72	$11.97
Value at end of period	$12.50	$10.72
Number of accumulation units outstanding at end of period	2,401	6,952
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.23	$12.71	$11.33
Value at end of period	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	2,368	59	2,270
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$7.57	$11.89	$11.62
Value at end of period	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	2,383	2,028	6,180
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period		$10.46	$10.32
Value at end of period		$5.61	$10.46
Number of accumulation units outstanding at end of period		0	564
WANGER SELECT
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.90	$15.75	$14.62	$13.43
Value at end of period	$12.94	$7.90	$15.75	$14.62
Number of accumulation units outstanding at end of period	1,005	1,504	3,306	2,757

CFI 37

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.30	$13.97	$13.46	$13.02
Value at end of period	$11.63	$8.30	$13.97	$13.46
Number of accumulation units outstanding at end of period	5,503	649	412	230

TABLE VI
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Value at end of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Number of accumulation units outstanding at end of period	8,961	12,125	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Value at end of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Number of accumulation units outstanding at end of period	10,879	22,407	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	1,847	3,860	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	36	47	18,290	17,029	23,281	2,467	680
ING BALANCED PORTFOLIO
Value at beginning of period	$21.88	$30.74	$29.42	$27.01
Value at end of period	$25.83	$21.88	$30.74	$29.42
Number of accumulation units outstanding at end of period	94,481	107,148	118,074	135,748
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.28	$10.41	$10.67
Value at end of period	$8.10	$6.28	$10.41
Number of accumulation units outstanding at end of period	8,554	12,302	13,169
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period			$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period			$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period			0	3,642	3,642	14,402	0	1,785	7,505	7,135
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,442	2,443	2,442

CFI 38

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069
Value at end of period	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624
Number of accumulation units outstanding at end of period	562,385	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042
Value at end of period	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229
Number of accumulation units outstanding at end of period	80,339	110,037	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Value at end of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Number of accumulation units outstanding at end of period	5,469	6,491	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period		$14.29	$13.92	$12.59	$12.39	$11.29	$10.60
Value at end of period		$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period		0	948	948	1,079	1,213	1,354
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Value at end of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Number of accumulation units outstanding at end of period	71,098	81,227	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$9.72
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	17,610	18,704	20,539	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,838	32,501	4,627	10,508	11,136
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.10	$22.17	$22.86
Value at end of period	$16.03	$14.10	$22.17
Number of accumulation units outstanding at end of period	5,302	5,303	5,304
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$19.83	$29.13	$29.81
Value at end of period	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	4,066	4,067	4,067
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41
Value at end of period	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30
Number of accumulation units outstanding at end of period	0	5,339	5,341	5,340	5,339	23,796	20,520	22,791
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066
Value at end of period	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786
Number of accumulation units outstanding at end of period	3,999	9,861	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776

CFI 39

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579
Value at end of period	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499
Number of accumulation units outstanding at end of period	0	2,679	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.48
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	15,073	17,418	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	12,200	5,446	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	5,164	8,167
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Value at end of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Number of accumulation units outstanding at end of period	3,544	3,715	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Value at end of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Number of accumulation units outstanding at end of period	56,771	74,615	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	3,941	6,325	10,552	18,613	22,007

TABLE VII
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.44	$16.53	$16.71
Value at end of period	$14.54	$11.44	$16.53
Number of accumulation units outstanding at end of period	4,356	2,838	218
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	45,165	43,318	47,295	55,171	80,017	37,912	25,359	2,695

CFI 40

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	5,390	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,237	2,510	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	6,207	6,271	7,686	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02	$8.31
Value at end of period	$15.09	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	1,953	2,664	2,770	4,658	4,270	3,783	1,539
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$17.22	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	3,363	4,900	7,406	6,920	7,446	12,846	13,234	3,605
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.02	$19.75	$17.12	$13.38	$12.45
Value at end of period	$13.13	$11.02	$19.75	$17.12	$13.38
Number of accumulation units outstanding at end of period	840	2,861	1,146	2,529	8
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period		$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period		$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period		0	82,646	93,249	91,215	12	12
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.37	$10.91	$10.77
Value at end of period	$8.47	$6.37	$10.91
Number of accumulation units outstanding at end of period	222	122	23,825
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$16.13	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	3,609	3,680	5,994	5,517	13,288	11,637	8,762	1,709
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.43	$10.67
Value at end of period	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	888	888	888

CFI 41

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	1,207	865	586	578	311	223	223
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.12	$10.04	$12.32	$10.58
Value at end of period	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	7,078	2,862	2,373	1,569
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80	$11.20
Value at end of period	$12.92	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	102	32	0	57	219	1,126	1,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$9.62	$13.62	$12.67	$11.82
Value at end of period	$11.44	$9.62	$13.62	$12.67
Number of accumulation units outstanding at end of period	681	500	341	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.98	$14.89	$13.13	$11.85	$11.34
Value at end of period	$12.38	$8.88	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	8,498	0	2,236	24,440	2,004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.89	$13.51	$11.53
Value at end of period	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	1,960	2,664	894
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	26,993	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86	$9.01
Value at end of period	$12.15	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	88,619	88,182	87,265	86,929	95,129	1,294	2,725
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63	$9.09
Value at end of period	$14.68	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	2,695	3,346	3,204	8,450	7,610	8,759	6,665
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66	$8.72
Value at end of period	$13.91	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,761	2,465	2,088	2,858	3,127	2,974	1,290

CFI 42

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,203	4,166	5,124	4,483	3,884	6,479	4,656
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.90
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	3,335
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$14.75	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	385	1,944	2,417	2,267	2,632	4,296	8,319	3,553
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.14
Value at end of period	$7.22
Number of accumulation units outstanding at end of period	66
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.96	$24.78	$18.07	$13.43	$11.51
Value at end of period	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	6,304	2,998	12,640	6,331	3,706
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32	$10.67
Value at end of period	$16.52	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	7,048	10,795	14,664	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period			$13.08	$12.54
Value at end of period			$12.73	$13.08
Number of accumulation units outstanding at end of period			0	2,199
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$12.65	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	201	201	550	1,079	723	1,505	5,591
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.04	$11.18	$11.01
Value at end of period	$8.30	$7.04	$11.18
Number of accumulation units outstanding at end of period	2,693	2,999	5,914
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.46	$12.28
Value at end of period	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	297	1,286	938	120	10,241

CFI 43

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.15	$14.50	$14.07	$12.69	$12.45	$11.43
Value at end of period	$13.02	$11.15	$14.50	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	1,164	1,626	3,097	5,430	21,505	11,810
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.53	$18.69	$14.81	$11.43	$11.48
Value at end of period	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	9,651	9,389	13,846	0	11,181
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.19	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02
Number of accumulation units outstanding at end of period	11,063	19,892	24,749	68,143	9,105	0	3,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	29,598	27,487	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.72	$11.61	$10.78	$10.03	$9.91
Value at end of period	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	8,891	9,583	11,365	11,291	15,502
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.70	$15.20	$14.90	$12.96	$12.23	$11.21	$8.61
Value at end of period	$11.05	$9.70	$15.20	$14.90	$12.96	$12.23	$11.21
Number of accumulation units outstanding at end of period	1,679	722	560	841	842	855	855
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.86	$11.55	$11.33	$10.70
Value at end of period	$13.11	$8.86	$11.55	$11.33
Number of accumulation units outstanding at end of period	1,457	0	3,954	819
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$13.92	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	36,315	25,977	11,918	12,143	12,229	12,683	20,489	5,896
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.34	$9.16	$9.38
Value at end of period	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	7,818	14,118	13,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$7.79	$11.14	$10.79
Value at end of period	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	2,070	1,429	2,656

CFI 44

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.39	$11.12	$11.96
Value at end of period	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	7,168	7,490	4,921
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44	$8.49
Value at end of period	$16.13	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	415	416	416	416	416	955	1,096
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71	$10.99
Value at end of period	$14.14	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	275	20,180	234	1,419	234	234	234
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.28	$11.75
Value at end of period	$10.31	$8.28
Number of accumulation units outstanding at end of period	1,307	439
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.04	$13.49	$12.88	$11.69
Value at end of period	$10.34	$8.04	$13.49	$12.88
Number of accumulation units outstanding at end of period	405	405	405	140
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02	$14.42
Value at end of period	$12.43	$10.02
Number of accumulation units outstanding at end of period	4,516	4,516
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.26	$14.90	$14.26	$12.95	$12.72
Value at end of period	$12.38	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	4,349	3,933	3,581	3,282	2,925
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.24	$12.86	$12.44	$10.95	$10.80
Value at end of period	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	51,656	35,283	33,570	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,879	1,316	1,834	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.96	$17.21	$16.86	$14.29	$13.88	$13.49
Value at end of period	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	10,489	10,490	12,336	12,308	3,655	1,867

CFI 45

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	8,923	8,699	34,631	7,393	7,203	4,347	3,154
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.24	$6.30
Number of accumulation units outstanding at end of period	2,427	2,857
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	376	287	287	287	287	287	287
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.09
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	1,305
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.76	$16.35	$16.25
Value at end of period	$12.73	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	244	585
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38	$10.11
Value at end of period	$13.06	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	4,004	6,878	7,588	8,808	12,292	15,765	7,313
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.31	$12.27	$11.96	$10.71	$10.00
Value at end of period	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	13,233	17,039	8,513	8,390	8,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period			$12.71	$11.37
Value at end of period			$12.92	$12.71
Number of accumulation units outstanding at end of period			0	1,680
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$13.40	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	2,428	2,703	3,760	3,512	3,370	5,485	2,838	4,844

CFI 46

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.06	$13.09	$13.38	$12.59
Value at end of period	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,013	815	671	2,461
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.00	$12.52
Value at end of period	$12.90	$11.00
Number of accumulation units outstanding at end of period	110	33
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.28	$12.76	$10.74
Value at end of period	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	7,532	3,285	952
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.66	$10.50	$10.07
Value at end of period	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	6,780	7,910	6,449
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.11	$16.07	$14.83	$12.96
Value at end of period	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	952	703	589	412

CFI 47

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated April 30, 2010, for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-10) dated April 30, 2010.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-10

VARIABLE ANNUITY ACCOUNT B

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2010.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, P.O. Box 990063 Windsor, CT 06199-0063 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2009, 2008, and 2007 amounted to $1,658,134.85, $2,501,353.46 and $2,507,216.09 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,

Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

5

iliacvaab12_2009.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

                                                 This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2009

                                                     This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING Franklin Income Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING Franklin Mutual Shares Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Global Resources Portfolio - Service Class
Calvert Social Balanced Portfolio	ING Growth and Income Portfolio II - Institutional Class
Federated Insurance Series:	ING Growth and Income Portfolio II - Service Class
Federated Capital Income Fund II	ING Index Plus International Equity Portfolio - Institutional
Federated Clover Value Fund II - Primary Shares	Class
Federated Equity Income Fund II	ING Index Plus International Equity Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING Janus Contrarian Portfolio - Service Class
Federated High Income Bond Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Federated International Equity Fund II	Class
Federated Mid Cap Growth Strategies Fund II	ING JPMorgan Emerging Markets Equity Portfolio - Service
Federated Prime Money Fund II	Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Fidelity® VIP Equity-Income Portfolio - Initial Class	Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Value Opportunities Portfolio - Institutional
Fidelity® VIP Overseas Portfolio - Initial Class	Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING LifeStyle Moderate Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Lord Abbett Affiliated Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING Lord Abbett Affiliated Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Marsico Growth Portfolio - Service Class
ING Balanced Portfolio - Class I	ING Marsico International Opportunities Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Institutional Class
ING Investors Trust:	ING MFS Total Return Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
ING American Funds Growth Portfolio	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING American Funds Growth-Income Portfolio	ING Oppenheimer Main Street Portfolio® - Service Class
ING American Funds International Portfolio	ING PIMCO High Yield Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Pioneer Fund Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Retirement Growth Portfolio - Adviser Class
ING Evergreen Health Sciences Portfolio - Service Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING Evergreen Omega Portfolio - Institutional Class	ING Retirement Moderate Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Van Kampen Capital Growth Portfolio - Institutional Class	ING GET U.S. Core Portfolio - Series 13
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 14
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Money Market Portfolio:	ING BlackRock Science and Technology Opportunities
ING Money Market Portfolio - Class I	Portfolio - Class I
ING Partners, Inc.:	ING Index Plus LargeCap Portfolio - Class I
ING American Century Small-Mid Cap Value Portfolio - Service	ING Index Plus MidCap Portfolio - Class I
Class	ING Index Plus SmallCap Portfolio - Class I
ING American Century Large Company Value Portfolio - Service	ING International Index Portfolio - Class I
Class	ING International Index Portfolio - Class S
ING Baron Asset Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class I
ING Columbia Small Cap Value Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Legg Mason Partners Aggressive Growth Portfolio - Initial	ING Russell™ Large Cap Value Index Portfolio - Class I
Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Initial Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING Small Company Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Products Trust:
ING Pioneer High Yield Portfolio - Initial Class	ING International Value Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution Income Portfolio - Service Class	Janus Aspen Series:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Janus Aspen Series Balanced Portfolio - Institutional Shares
Initial Class	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Templeton Foreign Equity Portfolio - Initial Class	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Templeton Foreign Equity Portfolio - Service Class	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Van Kampen Comstock Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Van Kampen Equity and Income Portfolio - Initial Class	Oppenheimer Global Securities/VA
ING Strategic Allocation Portfolios, Inc.:	Oppenheimer Main Street Fund®/VA
ING Strategic Allocation Conservative Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING Strategic Allocation Growth Portfolio - Class I	Oppenheimer MidCap Fund/VA
ING Strategic Allocation Moderate Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Variable Funds:	PIMCO Real Return Portfolio - Administrative Class
ING Growth and Income Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Insurance Trust:	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 3	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 4	Premier VIT:
ING GET U.S. Core Portfolio - Series 5	Premier VIT OpCap Mid Cap Portfolio - Class I
ING GET U.S. Core Portfolio - Series 6	Wanger Advisors Trust:
ING GET U.S. Core Portfolio - Series 7	Wanger International
ING GET U.S. Core Portfolio - Series 8	Wanger Select
ING GET U.S. Core Portfolio - Series 9	Wanger USA
ING GET U.S. Core Portfolio - Series 10

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 7, 2010

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	Federated	Clover Value
	Fund - Series I	Equity Fund -	Balanced	Capital Income	Fund II -
	Shares	Series I Shares	Portfolio	Fund II	Primary Shares
Assets
Investments in mutual funds
at fair value	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641
Total assets	648	1,552	1,241	1,537	7,641
Net assets	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641

Net assets
Accumulation units	$ 597	$ 1,334	$ 1,241	$ 1,530	$ 7,616
Contracts in payout (annuitization)
period	51	218	-	7	25
Total net assets	$ 648	$ 1,552	$ 1,241	$ 1,537	$ 7,641

Total number of shares	31,851	62,298	809,829	177,253	843,361

Cost of shares	$ 786	$ 1,569	$ 1,425	$ 1,551	$ 12,489

The accompanying notes are an integral part of these financial statements.

                                                                                  4

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424
Total assets	2,215	1,615	4,314	1,595	2,424
Net assets	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424

Net assets
Accumulation units	$ 2,146	$ 1,615	$ 4,276	$ 1,580	$ 2,424
Contracts in payout (annuitization)
period	69	-	38	15	-
Total net assets	$ 2,215	$ 1,615	$ 4,314	$ 1,595	$ 2,424

Total number of shares	185,691	141,056	646,783	115,937	145,677

Cost of shares	$ 2,297	$ 1,574	$ 4,478	$ 1,406	$ 2,792

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452
Total assets	1,502	65,887	8,618	192	5,452
Net assets	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452

Net assets
Accumulation units	$ 1,502	$ 65,887	$ 8,618	$ -	$ 5,452
Contracts in payout (annuitization)
period	-	-	-	192	-
Total net assets	$ 1,502	$ 65,887	$ 8,618	$ 192	$ 5,452

Total number of shares	1,502,344	3,919,490	286,876	36,331	362,230

Cost of shares	$ 1,502	$ 92,546	$ 9,815	$ 166	$ 7,332

The accompanying notes are an integral part of these financial statements.
6

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515
Total assets	126,570	22,865	914	3,377	80,515
Net assets	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515

Net assets
Accumulation units	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 57,205
Contracts in payout (annuitization)
period	-	-	-	-	23,310
Total net assets	$ 126,570	$ 22,865	$ 914	$ 3,377	$ 80,515

Total number of shares	6,138,224	191,148	73,211	264,436	7,726,973

Cost of shares	$ 168,030	$ 22,754	$ 926	$ 4,197	$ 97,507

The accompanying notes are an integral part of these financial statements.
7

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING		ING American	ING American	ING Artio
	Intermediate	ING American Funds Growth-		Funds	Foreign
	Bond Portfolio -	Funds Growth	Income	International	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153
Total assets	104,817	14,407	12,494	16,435	7,153
Net assets	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153

Net assets
Accumulation units	$ 95,956	$ 12,336	$ 10,671	$ 14,238	$ 7,153
Contracts in payout (annuitization)
period	8,861	2,071	1,823	2,197	-
Total net assets	$ 104,817	$ 14,407	$ 12,494	$ 16,435	$ 7,153

Total number of shares	9,059,361	335,819	407,916	1,035,588	661,658

Cost of shares	$ 111,916	$ 18,324	$ 15,590	$ 19,964	$ 9,247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING BlackRock	ING Clarion
	Large Cap	Global Real	ING Clarion
	Growth	Estate	Global Real	ING Clarion	ING Evergreen
	Portfolio -	Portfolio -	Estate	Real Estate	Health Sciences
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283
Total assets	24,319	1,713	1,118	1,553	283
Net assets	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283

Net assets
Accumulation units	$ 22,503	$ 1,713	$ 1,118	$ 1,553	$ 283
Contracts in payout (annuitization)
period	1,816	-	-	-	-
Total net assets	$ 24,319	$ 1,713	$ 1,118	$ 1,553	$ 283

Total number of shares	2,804,937	185,003	121,280	87,497	27,518

Cost of shares	$ 33,016	$ 1,685	$ 1,402	$ 1,670	$ 268

The accompanying notes are an integral part of these financial statements.
9

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Evergreen	ING FMRSM
	Omega	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Portfolio -	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349
Total assets	8,990	16,149	1,237	4,595	2,349
Net assets	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349

Net assets
Accumulation units	$ 7,998	$ 14,371	$ 1,237	$ 4,595	$ 2,349
Contracts in payout (annuitization)
period	992	1,778	-	-	-
Total net assets	$ 8,990	$ 16,149	$ 1,237	$ 4,595	$ 2,349

Total number of shares	772,958	1,358,194	104,350	489,842	324,511

Cost of shares	$ 8,159	$ 18,330	$ 1,258	$ 4,850	$ 2,717

The accompanying notes are an integral part of these financial statements.
10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Small Cap Core
	ING Global	ING Janus	Markets Equity	Emerging	Equity
	Resources	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000
Total assets	8,735	1,347	6,191	8,208	2,000
Net assets	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000

Net assets
Accumulation units	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 8,735	$ 1,347	$ 6,191	$ 8,208	$ 2,000

Total number of shares	489,065	127,218	303,779	403,714	191,198

Cost of shares	$ 10,716	$ 1,038	$ 5,920	$ 7,943	$ 2,491

The accompanying notes are an integral part of these financial statements.
11

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Lord
	ING JPMorgan	Abbett	ING Lord		ING Marsico
	Small Cap Core	Affiliated	Abbett	ING Marsico	International
	Equity	Portfolio -	Affiliated	Growth	Opportunities
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429
Total assets	143	3,183	500	1,595	5,429
Net assets	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429

Net assets
Accumulation units	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 143	$ 3,183	$ 500	$ 1,595	$ 5,429

Total number of shares	13,793	413,332	64,528	111,005	521,501

Cost of shares	$ 165	$ 4,346	$ 576	$ 1,669	$ 7,461

The accompanying notes are an integral part of these financial statements.
12

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING MFS Total				ING Pioneer
	Return	ING MFS	ING MFS	ING PIMCO	Equity Income
	Portfolio -	Total Return	Utilities	High Yield	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102
Total assets	46,669	1,288	2,238	4,530	3,102
Net assets	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102

Net assets
Accumulation units	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 46,669	$ 1,288	$ 2,238	$ 4,530	$ 3,102

Total number of shares	3,416,491	94,010	186,537	469,479	446,932

Cost of shares	$ 57,464	$ 1,442	$ 2,645	$ 3,989	$ 3,804

The accompanying notes are an integral part of these financial statements.
13

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
		ING Pioneer		ING	Retirement
	ING Pioneer	Mid Cap Value	ING Pioneer	Retirement	Moderate
	Fund Portfolio -	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664
Total assets	11,381	2,620	737	5,625	7,664
Net assets	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664

Net assets
Accumulation units	$ 8,237	$ 2,620	$ 737	$ 5,625	$ 7,664
Contracts in payout (annuitization)
period	3,144	-	-	-	-
Total net assets	$ 11,381	$ 2,620	$ 737	$ 5,625	$ 7,664

Total number of shares	1,169,702	278,990	78,613	598,427	793,324

Cost of shares	$ 13,104	$ 3,116	$ 748	$ 5,516	$ 7,539

The accompanying notes are an integral part of these financial statements.
14

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	ING	ING T. Rowe	ING T. Rowe		Kampen
	Retirement	Price Capital	Price Equity	ING Templeton	Growth and
	Moderate	Appreciation	Income	Global Growth	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865
Total assets	9,028	11,020	6,057	489	865
Net assets	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865

Net assets
Accumulation units	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 9,028	$ 11,020	$ 6,057	$ 489	$ 865

Total number of shares	912,801	545,565	581,830	45,924	44,735

Cost of shares	$ 8,904	$ 11,782	$ 6,403	$ 605	$ 974

The accompanying notes are an integral part of these financial statements.
15

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Wells		ING American		ING Baron
	Fargo Small	ING Money	Century Small-	ING Baron	Small Cap
	Cap Disciplined	Market	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335
Total assets	316	140,358	1,309	338	3,335
Net assets	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335

Net assets
Accumulation units	$ 316	$ 134,932	$ 1,309	$ 338	$ 3,335
Contracts in payout (annuitization)
period	-	5,426	-	-	-
Total net assets	$ 316	$ 140,358	$ 1,309	$ 338	$ 3,335

Total number of shares	39,060	140,357,613	133,566	35,860	222,632

Cost of shares	$ 252	$ 140,358	$ 1,198	$ 370	$ 3,720

The accompanying notes are an integral part of these financial statements.
16

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Legg
Mason
	ING Columbia			Partners	ING
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer
	Value	York Venture	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664
Total assets	663	2,481	1,764	18,675	91,664
Net assets	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664

Net assets
Accumulation units	$ 663	$ 2,481	$ 1,764	$ 17,842	$ 88,583
Contracts in payout (annuitization)
period	-	-	-	833	3,081
Total net assets	$ 663	$ 2,481	$ 1,764	$ 18,675	$ 91,664

Total number of shares	78,874	155,713	155,168	480,581	7,531,973

Cost of shares	$ 762	$ 2,483	$ 2,205	$ 16,910	$ 96,977

The accompanying notes are an integral part of these financial statements.
17

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING Pioneer
	Income	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305
Total assets	43,730	108	14,338	19,385	3,305
Net assets	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305

Net assets
Accumulation units	$ 40,811	$ -	$ 14,338	$ 17,337	$ 3,305
Contracts in payout (annuitization)
period	2,919	108	-	2,048	-
Total net assets	$ 43,730	$ 108	$ 14,338	$ 19,385	$ 3,305

Total number of shares	4,172,731	10,246	1,238,160	1,928,826	325,009

Cost of shares	$ 43,860	$ 91	$ 13,920	$ 16,479	$ 3,535

The accompanying notes are an integral part of these financial statements.
18

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125
Total assets	2,009	2,339	1,200	1,436	42,125
Net assets	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125

Net assets
Accumulation units	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,009	$ 2,339	$ 1,200	$ 1,436	$ 42,125

Total number of shares	202,362	233,707	119,954	138,700	6,277,998

Cost of shares	$ 2,047	$ 2,385	$ 1,240	$ 1,385	$ 48,934

The accompanying notes are an integral part of these financial statements.
19

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.	ING Van
	Price Growth	ING Templeton	ING Thornburg	Large Cap	Kampen
	Equity	Foreign Equity	Value	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025
Total assets	31,789	21,070	17,350	16,616	1,025
Net assets	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025

Net assets
Accumulation units	$ 27,720	$ 19,609	$ 14,828	$ 16,616	$ 1,025
Contracts in payout (annuitization)
period	4,069	1,461	2,522	-	-
Total net assets	$ 31,789	$ 21,070	$ 17,350	$ 16,616	$ 1,025

Total number of shares	681,428	2,025,941	594,577	2,061,576	114,407

Cost of shares	$ 32,431	$ 24,917	$ 15,832	$ 17,266	$ 1,220

The accompanying notes are an integral part of these financial statements.
20

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	Kampen	ING Strategic	ING Strategic	ING Strategic
	Equity and	Allocation	Allocation	Allocation	ING Growth
	Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519
Total assets	66,795	8,694	8,694	10,045	215,519
Net assets	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519

Net assets
Accumulation units	$ 66,795	$ 6,108	$ 7,253	$ 7,490	$ 161,970
Contracts in payout (annuitization)
period	-	2,586	1,441	2,555	53,549
Total net assets	$ 66,795	$ 8,694	$ 8,694	$ 10,045	$ 215,519

Total number of shares	2,152,592	887,137	925,859	1,048,562	11,097,766

Cost of shares	$ 73,228	$ 10,290	$ 11,153	$ 13,183	$ 212,098

The accompanying notes are an integral part of these financial statements.
21

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Assets
Investments in mutual funds
at fair value	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044
Total assets	1,481	18,495	10,586	8,683	7,044
Net assets	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044

Net assets
Accumulation units	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,481	$ 18,495	$ 10,586	$ 8,683	$ 7,044

Total number of shares	191,122	2,280,496	1,339,950	1,093,590	894,991

Cost of shares	$ 1,815	$ 21,993	$ 12,703	$ 10,427	$ 8,456

The accompanying notes are an integral part of these financial statements.
22

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Assets
Investments in mutual funds
at fair value	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578
Total assets	4,779	6,024	15,586	14,452	12,578
Net assets	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578

Net assets
Accumulation units	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 4,779	$ 6,024	$ 15,586	$ 14,452	$ 12,578

Total number of shares	595,904	767,346	2,026,810	1,530,984	1,266,629

Cost of shares	$ 5,680	$ 7,113	$ 18,746	$ 15,385	$ 12,876

The accompanying notes are an integral part of these financial statements.
23

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857
Total assets	5,656	84,361	9,299	3,939	11,857
Net assets	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Net assets
Accumulation units	$ 5,656	$ 64,743	$ 9,299	$ 3,939	$ 10,666
Contracts in payout (annuitization)
period	-	19,618	-	-	1,191
Total net assets	$ 5,656	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Total number of shares	1,129,012	6,792,352	723,696	341,904	1,444,228

Cost of shares	$ 5,389	$ 105,293	$ 12,279	$ 5,313	$ 10,888

The accompanying notes are an integral part of these financial statements.
24

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184
Total assets	42	13,488	28,908	20,115	10,184
Net assets	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184

Net assets
Accumulation units	$ 42	$ 12,395	$ 28,491	$ 16,168	$ 10,184
Contracts in payout (annuitization)
period	-	1,093	417	3,947	-
Total net assets	$ 42	$ 13,488	$ 28,908	$ 20,115	$ 10,184

Total number of shares	5,177	1,405,022	2,251,397	2,255,026	805,094

Cost of shares	$ 39	$ 13,731	$ 24,555	$ 17,088	$ 8,602

The accompanying notes are an integral part of these financial statements.
25

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap	ING Small
	Value Index	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,568	$ 101	$ 159	$ 123	$ 30,900
Total assets	1,568	101	159	123	30,900
Net assets	$ 1,568	$ 101	$ 159	$ 123	$ 30,900

Net assets
Accumulation units	$ 1,568	$ 101	$ 159	$ 123	$ 26,373
Contracts in payout (annuitization)
period	-	-	-	-	4,527
Total net assets	$ 1,568	$ 101	$ 159	$ 123	$ 30,900

Total number of shares	124,084	7,677	17,085	12,556	2,085,036

Cost of shares	$ 1,330	$ 91	$ 133	$ 95	$ 38,984

The accompanying notes are an integral part of these financial statements.
26

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
	ING U.S. Bond	International	ING MidCap	ING MidCap	ING SmallCap
	Index	Value	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 675	$ 3,320	$ 523	$ 2,989	$ 320
Total assets	675	3,320	523	2,989	320
Net assets	$ 675	$ 3,320	$ 523	$ 2,989	$ 320

Net assets
Accumulation units	$ 675	$ 3,320	$ 523	$ 2,989	$ 320
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 675	$ 3,320	$ 523	$ 2,989	$ 320

Total number of shares	64,986	392,428	57,870	337,359	19,872

Cost of shares	$ 667	$ 4,067	$ 442	$ 2,304	$ 232

The accompanying notes are an integral part of these financial statements.
27

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Janus Aspen	Janus Aspen
		Janus Aspen	Series	Series Flexible	Janus Aspen
	ING SmallCap Series Balanced		Enterprise	Bond	Series Janus
	Opportunities	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Institutional	Institutional	Institutional	Institutional
	Class S	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 2,004	$ 13	$ 2	$ 3	$ 2
Total assets	2,004	13	2	3	2
Net assets	$ 2,004	$ 13	$ 2	$ 3	$ 2

Net assets
Accumulation units	$ 2,004	$ 13	$ 2	$ 3	$ 2
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,004	$ 13	$ 2	$ 3	$ 2

Total number of shares	127,233	496	58	231	81

Cost of shares	$ 2,268	$ 13	$ 2	$ 3	$ 2

The accompanying notes are an integral part of these financial statements.
28

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
	Series	Lord Abbett
	Worldwide	Series Fund -			Oppenheimer
	Portfolio -	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio -	Global	Main Street	Small Cap
	Shares	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 1	$ 2,101	$ 62	$ 288	$ 586
Total assets	1	2,101	62	288	586
Net assets	$ 1	$ 2,101	$ 62	$ 288	$ 586

Net assets
Accumulation units	$ 1	$ 2,101	$ 62	$ -	$ 586
Contracts in payout (annuitization)
period	-	-	-	288	-
Total net assets	$ 1	$ 2,101	$ 62	$ 288	$ 586

Total number of shares	46	158,589	2,345	15,852	40,721

Cost of shares	$ 2	$ 2,873	$ 75	$ 367	$ 668

The accompanying notes are an integral part of these financial statements.
29

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High	Premier VIT
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT	OpCap Mid
	MidCap	Administrative	Portfolio -	Portfolio -	Cap Portfolio -
	Fund/VA	Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 195	$ 8,712	$ 2,820	$ 551	$ 708
Total assets	195	8,712	2,820	551	708
Net assets	$ 195	$ 8,712	$ 2,820	$ 551	$ 708

Net assets
Accumulation units	$ -	$ 8,712	$ 2,820	$ 551	$ 708
Contracts in payout (annuitization)
period	195	-	-	-	-
Total net assets	$ 195	$ 8,712	$ 2,820	$ 551	$ 708

Total number of shares	5,337	700,333	103,158	57,800	59,360

Cost of shares	$ 194	$ 8,604	$ 2,465	$ 484	$ 608

The accompanying notes are an integral part of these financial statements.
30

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Wanger
	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 1,413	$ 2,845	$ 432
Total assets	1,413	2,845	432
Net assets	$ 1,413	$ 2,845	$ 432

Net assets
Accumulation units	$ 1,413	$ 2,845	$ 432
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ 1,413	$ 2,845	$ 432

Total number of shares	47,622	123,444	15,755

Cost of shares	$ 1,356	$ 2,791	$ 376

The accompanying notes are an integral part of these financial statements.
31

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	Federated	Clover Value
	Fund - Series I	Equity Fund -	Balanced	Capital Income	Fund II -
	Shares	Series I Shares	Portfolio	Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$ 4	$ 26	$ 24	$ 91	$ 206
Total investment income	4	26	24	91	206
Expenses:
Mortality and expense risk and
other charges	5	13	12	20	104
Total expenses	5	13	12	20	104
Net investment income (loss)	(1)	13	12	71	102

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	(50)	(153)	(39)	(2,805)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(37)	(50)	(153)	(39)	(2,805)
Net unrealized appreciation
(depreciation) of investments	140	354	366	300	3,446
Net realized and unrealized gain (loss)
on investments	103	304	213	261	641
Net increase (decrease) in net assets
resulting from operations	$ 102	$ 317	$ 225	$ 332	$ 743

The accompanying notes are an integral part of these financial statements.
32

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		Federated	Federated High		Federated Mid
	Federated	Fund for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Net investment income (loss)
Income:
Dividends	$ 100	$ 89	$ 452	$ 42	$ -
Total investment income	100	89	452	42	-
Expenses:
Mortality and expense risk and
other charges	30	25	55	20	33
Total expenses	30	25	55	20	33
Net investment income (loss)	70	64	397	22	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2	(288)	(85)	(359)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(45)	2	(288)	(85)	(359)
Net unrealized appreciation
(depreciation) of investments	222	(2)	1,488	520	957
Net realized and unrealized gain (loss)
on investments	177	-	1,200	435	598
Net increase (decrease) in net assets
resulting from operations	$ 247	$ 64	$ 1,597	$ 457	$ 565

The accompanying notes are an integral part of these financial statements.
33

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 8	$ 1,326	$ 34	$ 14	$ 103
Total investment income	8	1,326	34	14	103
Expenses:
Mortality and expense risk and
other charges	24	719	70	3	42
Total expenses	24	719	70	3	42
Net investment income (loss)	(16)	607	(36)	11	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(7,749)	(419)	(5)	(787)
Capital gains distributions	-	-	7	-	15
Total realized gain (loss) on investments
and capital gains distributions	-	(7,749)	(412)	(5)	(772)
Net unrealized appreciation
(depreciation) of investments	-	21,907	2,369	62	1,782
Net realized and unrealized gain (loss)
on investments	-	14,158	1,957	57	1,010
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ 14,765	$ 1,921	$ 68	$ 1,071

The accompanying notes are an integral part of these financial statements.
34

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Net investment income (loss)
Income:
Dividends	$ 1,535	$ 519	$ 79	$ 47	$ 3,562
Total investment income	1,535	519	79	47	3,562
Expenses:
Mortality and expense risk and
other charges	1,295	288	13	25	917
Total expenses	1,295	288	13	25	917
Net investment income (loss)	240	231	66	22	2,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,310)	(579)	(5)	(390)	(3,562)
Capital gains distributions	30	485	4	128	-
Total realized gain (loss) on investments
and capital gains distributions	(7,280)	(94)	(1)	(262)	(3,562)
Net unrealized appreciation
(depreciation) of investments	40,198	4,408	53	973	13,330
Net realized and unrealized gain (loss)
on investments	32,918	4,314	52	711	9,768
Net increase (decrease) in net assets
resulting from operations	$ 33,158	$ 4,545	$ 118	$ 733	$ 12,413

The accompanying notes are an integral part of these financial statements.
35

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING	ING
	Intermediate	AllianceBernstein		ING American	ING American
	Bond	Mid Cap Growth	ING American	Funds Growth-	Funds
	Portfolio -	Portfolio - Service	Funds Growth	Income	International
	Class I	Class	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 6,755	$ -	$ 249	$ 269	$ 512
Total investment income	6,755	-	249	269	512
Expenses:
Mortality and expense risk and
other charges	1,238	1	159	140	175
Total expenses	1,238	1	159	140	175
Net investment income (loss)	5,517	(1)	90	129	337

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,029)	(53)	(2,097)	(1,206)	(1,646)
Capital gains distributions	-	-	1,705	844	2,352
Total realized gain (loss) on investments
and capital gains distributions	(5,029)	(53)	(392)	(362)	706
Net unrealized appreciation
(depreciation) of investments	10,087	71	4,367	3,133	3,731
Net realized and unrealized gain (loss)
on investments	5,058	18	3,975	2,771	4,437
Net increase (decrease) in net assets
resulting from operations	$ 10,575	$ 17	$ 4,065	$ 2,900	$ 4,774

The accompanying notes are an integral part of these financial statements.
36

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING BlackRock	ING Clarion
		Large Cap	Global Real	ING Clarion
	ING Artio	Growth	Estate	Global Real	ING Clarion
	Foreign	Portfolio -	Portfolio -	Estate	Real Estate
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 248	$ 133	$ 28	$ 24	$ 42
Total investment income	248	133	28	24	42
Expenses:
Mortality and expense risk and
other charges	62	267	9	11	9
Total expenses	62	267	9	11	9
Net investment income (loss)	186	(134)	19	13	33

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,259)	(2,825)	(163)	(226)	(394)
Capital gains distributions	-	-	-	-	26
Total realized gain (loss) on investments
and capital gains distributions	(2,259)	(2,825)	(163)	(226)	(368)
Net unrealized appreciation
(depreciation) of investments	3,193	8,637	477	485	696
Net realized and unrealized gain (loss)
on investments	934	5,812	314	259	328
Net increase (decrease) in net assets
resulting from operations	$ 1,120	$ 5,678	$ 333	$ 272	$ 361

The accompanying notes are an integral part of these financial statements.
37

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING Evergreen	ING FMRSM
	ING Evergreen	Omega	Diversified Mid	ING FMRSM	ING Franklin
	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid	Income
	Portfolio -	Institutional	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 39	$ 99	$ 5	$ 254
Total investment income	-	39	99	5	254
Expenses:
Mortality and expense risk and
other charges	4	97	178	8	48
Total expenses	4	97	178	8	48
Net investment income (loss)	(4)	(58)	(79)	(3)	206

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(196)	(234)	(1,834)	(108)	(474)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(196)	(234)	(1,834)	(108)	(474)
Net unrealized appreciation
(depreciation) of investments	239	2,959	6,478	425	1,308
Net realized and unrealized gain (loss)
on investments	43	2,725	4,644	317	834
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 2,667	$ 4,565	$ 314	$ 1,040

The accompanying notes are an integral part of these financial statements.
38

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

					ING Index Plus
			ING Growth		International
	ING Franklin	ING Global	and Income	ING Growth	Equity
	Mutual Shares	Resources	Portfolio II -	and Income	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio II -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 23	$ 235	$ 5	$ 617
Total investment income	3	23	235	5	617
Expenses:
Mortality and expense risk and
other charges	24	70	48	1	65
Total expenses	24	70	48	1	65
Net investment income (loss)	(21)	(47)	187	4	552

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(234)	(1,006)	(9,466)	(237)	(10,801)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(234)	(1,006)	(9,466)	(237)	(10,801)
Net unrealized appreciation
(depreciation) of investments	726	3,285	10,270	252	11,730
Net realized and unrealized gain (loss)
on investments	492	2,279	804	15	929
Net increase (decrease) in net assets
resulting from operations	$ 471	$ 2,232	$ 991	$ 19	$ 1,481

The accompanying notes are an integral part of these financial statements.
39

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
	ING Index Plus		Emerging	ING JPMorgan	Small Cap Core
	International	ING Janus	Markets Equity	Emerging	Equity
	Equity	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 38	$ 7	$ 71	$ 75	$ 14
Total investment income	38	7	71	75	14
Expenses:
Mortality and expense risk and
other charges	3	8	58	48	22
Total expenses	3	8	58	48	22
Net investment income (loss)	35	(1)	13	27	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(621)	(37)	(1,259)	(597)	(260)
Capital gains distributions	-	-	-	-	42
Total realized gain (loss) on investments
and capital gains distributions	(621)	(37)	(1,259)	(597)	(218)
Net unrealized appreciation
(depreciation) of investments	691	356	3,503	3,534	645
Net realized and unrealized gain (loss)
on investments	70	319	2,244	2,937	427
Net increase (decrease) in net assets
resulting from operations	$ 105	$ 318	$ 2,257	$ 2,964	$ 419

The accompanying notes are an integral part of these financial statements.
40

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Value	ING JPMorgan	ING LifeStyle
	Small Cap Core	Opportunities	Value	Aggressive	ING LifeStyle
	Equity	Portfolio -	Opportunities	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 549	$ 78	$ 39	$ 194
Total investment income	-	549	78	39	194
Expenses:
Mortality and expense risk and
other charges	1	60	10	11	43
Total expenses	1	60	10	11	43
Net investment income (loss)	(1)	489	68	28	151

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(7,744)	(1,058)	(594)	(2,207)
Capital gains distributions	3	-	-	17	90
Total realized gain (loss) on investments
and capital gains distributions	(4)	(7,744)	(1,058)	(577)	(2,117)
Net unrealized appreciation
(depreciation) of investments	32	7,825	1,092	803	2,830
Net realized and unrealized gain (loss)
on investments	28	81	34	226	713
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 570	$ 102	$ 254	$ 864

The accompanying notes are an integral part of these financial statements.
41

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING Lord
	ING LifeStyle		Abbett	ING Lord
	Moderate	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Growth	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 354	$ 458	$ 30	$ 3	$ 13
Total investment income	354	458	30	3	13
Expenses:
Mortality and expense risk and
other charges	67	80	28	6	13
Total expenses	67	80	28	6	13
Net investment income (loss)	287	378	2	(3)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,572)	(1,700)	(1,358)	(157)	(278)
Capital gains distributions	138	102	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,434)	(1,598)	(1,358)	(157)	(278)
Net unrealized appreciation
(depreciation) of investments	3,476	2,586	1,854	244	650
Net realized and unrealized gain (loss)
on investments	1,042	988	496	87	372
Net increase (decrease) in net assets
resulting from operations	$ 1,329	$ 1,366	$ 498	$ 84	$ 372

The accompanying notes are an integral part of these financial statements.
42

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

					ING
	ING Marsico	ING MFS Total			Oppenheimer
	International	Return	ING MFS Total	ING MFS	Main Street
	Opportunities	Portfolio -	Return	Utilities	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 65	$ 1,215	$ 30	$ 110	$ 11
Total investment income	65	1,215	30	110	11
Expenses:
Mortality and expense risk and
other charges	59	567	9	18	9
Total expenses	59	567	9	18	9
Net investment income (loss)	6	648	21	92	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,112)	(4,970)	(235)	(645)	(730)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,112)	(4,970)	(235)	(645)	(730)
Net unrealized appreciation
(depreciation) of investments	2,678	11,208	375	1,101	791
Net realized and unrealized gain (loss)
on investments	1,566	6,238	140	456	61
Net increase (decrease) in net assets
resulting from operations	$ 1,572	$ 6,886	$ 161	$ 548	$ 63

The accompanying notes are an integral part of these financial statements.
43

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING		ING Pioneer	ING Pioneer	ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	Fund	Mid Cap Value
	Main Street	High Yield	Portfolio -	Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional	Institutional
	Service Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 262	$ -	$ 148	$ 35
Total investment income	1	262	-	148	35
Expenses:
Mortality and expense risk and
other charges	-	36	26	123	20
Total expenses	-	36	26	123	20
Net investment income (loss)	1	226	(26)	25	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(53)	(214)	(842)	(695)	(356)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(53)	(214)	(842)	(695)	(356)
Net unrealized appreciation
(depreciation) of investments	61	1,210	1,187	2,808	867
Net realized and unrealized gain (loss)
on investments	8	996	345	2,113	511
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 1,222	$ 319	$ 2,138	$ 526

The accompanying notes are an integral part of these financial statements.
44

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING
		ING	Retirement	ING	ING T. Rowe
	ING Pioneer	Retirement	Moderate	Retirement	Price Capital
	Mid Cap Value	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ -	$ -	$ 184
Total investment income	8	-	-	-	184
Expenses:
Mortality and expense risk and
other charges	8	13	17	21	80
Total expenses	8	13	17	21	80
Net investment income (loss)	-	(13)	(17)	(21)	104

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(253)	3	3	3	(1,192)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(253)	3	3	3	(1,192)
Net unrealized appreciation
(depreciation) of investments	378	109	125	124	3,633
Net realized and unrealized gain (loss)
on investments	125	112	128	127	2,441
Net increase (decrease) in net assets
resulting from operations	$ 125	$ 99	$ 111	$ 106	$ 2,545

The accompanying notes are an integral part of these financial statements.
45

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING Van	ING Van
	ING T. Rowe		Kampen	Kampen	ING Wells
	Price Equity	ING Templeton	Capital Growth	Growth and	Fargo Small
	Income	Global Growth	Portfolio -	Income	Cap Disciplined
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 93	$ 10	$ 235	$ 10	$ 2
Total investment income	93	10	235	10	2
Expenses:
Mortality and expense risk and
other charges	48	6	174	7	3
Total expenses	48	6	174	7	3
Net investment income (loss)	45	4	61	3	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,167)	(101)	(16,197)	(205)	(53)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,167)	(101)	(16,197)	(205)	(53)
Net unrealized appreciation
(depreciation) of investments	2,239	215	21,468	373	134
Net realized and unrealized gain (loss)
on investments	1,072	114	5,271	168	81
Net increase (decrease) in net assets
resulting from operations	$ 1,117	$ 118	$ 5,332	$ 171	$ 80

The accompanying notes are an integral part of these financial statements.
46

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

		ING American
		Century Large	ING American		ING Baron
	ING Money	Company	Century Small-	ING Baron	Small Cap
	Market	Value	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 521	$ 3	$ 22	$ -	$ -
Total investment income	521	3	22	-	-
Expenses:
Mortality and expense risk and
other charges	2,142	1	10	2	27
Total expenses	2,142	1	10	2	27
Net investment income (loss)	(1,621)	2	12	(2)	(27)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(20)	(248)	(23)	(275)
Capital gains distributions	73	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	73	(20)	(248)	(23)	(275)
Net unrealized appreciation
(depreciation) of investments	-	19	626	107	1,154
Net realized and unrealized gain (loss)
on investments	73	(1)	378	84	879
Net increase (decrease) in net assets
resulting from operations	$ (1,548)	$ 1	$ 390	$ 82	$ 852

The accompanying notes are an integral part of these financial statements.
47

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				ING Legg
				Mason
	ING Columbia			Partners	ING Neuberger
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Berman
	Value	York Venture	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 15	$ 20	$ -	$ 563
Total investment income	9	15	20	-	563
Expenses:
Mortality and expense risk and
other charges	8	24	13	212	97
Total expenses	8	24	13	212	97
Net investment income (loss)	1	(9)	7	(212)	466

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(114)	(548)	(181)	439	(10,941)
Capital gains distributions	-	-	24	-	-
Total realized gain (loss) on investments
and capital gains distributions	(114)	(548)	(157)	439	(10,941)
Net unrealized appreciation
(depreciation) of investments	254	1,202	496	4,349	12,537
Net realized and unrealized gain (loss)
on investments	140	654	339	4,788	1,596
Net increase (decrease) in net assets
resulting from operations	$ 141	$ 645	$ 346	$ 4,576	$ 2,062

The accompanying notes are an integral part of these financial statements.
48

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING	ING
	ING Neuberger	ING	Oppenheimer	Oppenheimer
	Berman	Oppenheimer	Strategic	Strategic	ING PIMCO
	Partners	Global	Income	Income	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 1,991	$ 1,665	$ 4	$ 397
Total investment income	6	1,991	1,665	4	397
Expenses:
Mortality and expense risk and
other charges	1	948	509	1	103
Total expenses	1	948	509	1	103
Net investment income (loss)	5	1,043	1,156	3	294

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(2,933)	(694)	(1)	43
Capital gains distributions	-	1,438	-	-	439
Total realized gain (loss) on investments
and capital gains distributions	(22)	(1,495)	(694)	(1)	482
Net unrealized appreciation
(depreciation) of investments	38	26,495	7,170	20	555
Net realized and unrealized gain (loss)
on investments	16	25,000	6,476	19	1,037
Net increase (decrease) in net assets
resulting from operations	$ 21	$ 26,043	$ 7,632	$ 22	$ 1,331

The accompanying notes are an integral part of these financial statements.
49

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,256	$ 113	$ 56	$ 52	$ 23
Total investment income	1,256	113	56	52	23
Expenses:
Mortality and expense risk and
other charges	202	23	11	12	7
Total expenses	202	23	11	12	7
Net investment income (loss)	1,054	90	45	40	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(769)	(126)	(258)	(122)	(35)
Capital gains distributions	-	26	1	2	8
Total realized gain (loss) on investments
and capital gains distributions	(769)	(100)	(257)	(120)	(27)
Net unrealized appreciation
(depreciation) of investments	7,802	565	574	526	269
Net realized and unrealized gain (loss)
on investments	7,033	465	317	406	242
Net increase (decrease) in net assets
resulting from operations	$ 8,087	$ 555	$ 362	$ 446	$ 258

The accompanying notes are an integral part of these financial statements.
50

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2009
	(Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe		ING
	ING Solution	Diversified Mid	Price Growth	ING Templeton	Templeton
	Income	Cap Growth	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 82	$ 157	$ 47	$ -	$ -
Total investment income	82	157	47	-		-
Expenses:
Mortality and expense risk and
other charges	11	422	350	211		-
Total expenses	11	422	350	211		-
Net investment income (loss)	71	(265)	(303)	(211)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(140)	(2,117)	376	(2,245)		-
Capital gains distributions	6	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	(134)	(2,117)	376	(2,245)		-
Net unrealized appreciation
(depreciation) of investments	264	15,853	9,652	7,347		-
Net realized and unrealized gain (loss)
on investments	130	13,736	10,028	5,102		-
Net increase (decrease) in net assets
resulting from operations	$ 201	$ 13,471	$ 9,725	$ 4,891	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Thornburg	Large Cap	Kampen	Kampen Equity	Allocation
	Value	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Class I
Net investment income (loss)
Income:
Dividends	$ 174	$ 222	$ 22	$ 1,197	$ 678
Total investment income	174	222	22	1,197	678
Expenses:
Mortality and expense risk and
other charges	169	186	9	761	105
Total expenses	169	186	9	761	105
Net investment income (loss)	5	36	13	436	573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	65	(655)	(475)	(3,284)	(886)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	65	(655)	(475)	(3,284)	(886)
Net unrealized appreciation
(depreciation) of investments	5,152	4,612	691	15,032	1,547
Net realized and unrealized gain (loss)
on investments	5,217	3,957	216	11,748	661
Net increase (decrease) in net assets
resulting from operations	$ 5,222	$ 3,993	$ 229	$ 12,184	$ 1,234

The accompanying notes are an integral part of these financial statements.
52

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth
	Growth	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 3	Series 4
Net investment income (loss)
Income:
Dividends	$ 850	$ 858	$ 2,868	$ 335	$ 102
Total investment income	850	858	2,868	335	102
Expenses:
Mortality and expense risk and
other charges	96	115	2,107	60	20
Total expenses	96	115	2,107	60	20
Net investment income (loss)	754	743	761	275	82

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,358)	(1,216)	(5,761)	(1,224)	(533)
Capital gains distributions	465	284	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(893)	(932)	(5,761)	(1,224)	(533)
Net unrealized appreciation
(depreciation) of investments	1,880	1,817	54,072	831	434
Net realized and unrealized gain (loss)
on investments	987	885	48,311	(393)	(99)
Net increase (decrease) in net assets
resulting from operations	$ 1,741	$ 1,628	$ 49,072	$ (118)	$ (17)

The accompanying notes are an integral part of these financial statements.
53

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 56	$ 422	$ 264	$ 212	$ 169
Total investment income	56	422	264	212	169
Expenses:
Mortality and expense risk and
other charges	25	348	203	163	127
Total expenses	25	348	203	163	127
Net investment income (loss)	31	74	61	49	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(72)	(1,088)	(571)	(663)	(343)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(72)	(1,088)	(571)	(663)	(343)
Net unrealized appreciation
(depreciation) of investments	38	947	393	596	274
Net realized and unrealized gain (loss)
on investments	(34)	(141)	(178)	(67)	(69)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (67)	$ (117)	$ (18)	$ (27)

The accompanying notes are an integral part of these financial statements.
54

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ 150	$ 276	$ 558	$ 597	$ 666
Total investment income	150	276	558	597	666
Expenses:
Mortality and expense risk and
other charges	93	117	293	272	279
Total expenses	93	117	293	272	279
Net investment income (loss)	57	159	265	325	387

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(415)	(557)	(1,488)	(354)	(123)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(415)	(557)	(1,488)	(354)	(123)
Net unrealized appreciation
(depreciation) of investments	180	192	712	(694)	(825)
Net realized and unrealized gain (loss)
on investments	(235)	(365)	(776)	(1,048)	(948)
Net increase (decrease) in net assets
resulting from operations	$ (178)	$ (206)	$ (511)	$ (723)	$ (561)

The accompanying notes are an integral part of these financial statements.
55

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 2,482	$ 137	$ 64	$ -
Total investment income	-	2,482	137	64	-
Expenses:
Mortality and expense risk and
other charges	51	930	63	28	58
Total expenses	51	930	63	28	58
Net investment income (loss)	(51)	1,552	74	36	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(3,224)	(608)	(347)	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(185)	(3,224)	(608)	(347)	23
Net unrealized appreciation
(depreciation) of investments	2,199	16,931	2,701	1,080	1,073
Net realized and unrealized gain (loss)
on investments	2,014	13,707	2,093	733	1,096
Net increase (decrease) in net assets
resulting from operations	$ 1,963	$ 15,259	$ 2,167	$ 769	$ 1,038

The accompanying notes are an integral part of these financial statements.
56

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

			ING
	ING		Opportunistic	ING	ING	ING Russell™
	International		Large Cap	Opportunistic	Opportunistic	Large Cap
	Index		Growth	Large Cap	Large Cap	Growth Index
	Portfolio -		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S		Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -		$ 77	$ 146	$ 8	$ -
Total investment income		-	77	146	8	-
Expenses:
Mortality and expense risk and
other charges		-	53	92	2	165
Total expenses		-	53	92	2	165
Net investment income (loss)		-	24	54	6	(165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		2	(672)	(643)	(163)	270
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		2	(672)	(643)	(163)	270
Net unrealized appreciation
(depreciation) of investments		3	1,912	1,931	166	4,353
Net realized and unrealized gain (loss)
on investments		5	1,240	1,288	3	4,623
Net increase (decrease) in net assets
resulting from operations	$ 5		$ 1,264	$ 1,342	$ 9	$ 4,458

The accompanying notes are an integral part of these financial statements.
57

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Mid Cap	ING Russell™
	Index	Value Index	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	115	56	10	-	1
Total expenses	115	56	10	-	1
Net investment income (loss)	(115)	(56)	(10)	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	321	188	20	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	321	188	20	1	-
Net unrealized appreciation
(depreciation) of investments	3,039	1,582	238	10	39
Net realized and unrealized gain (loss)
on investments	3,360	1,770	258	11	39
Net increase (decrease) in net assets
resulting from operations	$ 3,245	$ 1,714	$ 248	$ 11	$ 38

The accompanying notes are an integral part of these financial statements.
58

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	ING Russell™			ING
	Small Cap	ING Small	ING U.S. Bond	International	ING MidCap
	Index	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 182	$ 13	$ 48	$ 1
Total investment income	-	182	13	48	1
Expenses:
Mortality and expense risk and
other charges	1	325	4	25	4
Total expenses	1	325	4	25	4
Net investment income (loss)	(1)	(143)	9	23	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(2,713)	10	(1,727)	(133)
Capital gains distributions	-	-	5	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(2,713)	15	(1,727)	(133)
Net unrealized appreciation
(depreciation) of investments	38	9,234	4	2,308	280
Net realized and unrealized gain (loss)
on investments	29	6,521	19	581	147
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 6,378	$ 28	$ 604	$ 144

The accompanying notes are an integral part of these financial statements.
59

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				Janus Aspen		Janus Aspen
				Series		Series
	ING MidCap	ING SmallCap ING SmallCap		Balanced		Enterprise
	Opportunities	Opportunities	Opportunities	Portfolio -		Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional		Institutional
	Class S	Class I	Class S	Shares		Shares
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ 1		$ -
Total investment income	3	-	-		1		-
Expenses:
Mortality and expense risk and
other charges	32	3	22		-		-
Total expenses	32	3	22		-		-
Net investment income (loss)	(29)	(3)	(22)		1		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	125	(182)	(167)		-		-
Capital gains distributions	-	-	-		-		-
Total realized gain (loss) on investments
and capital gains distributions	125	(182)	(167)		-		-
Net unrealized appreciation
(depreciation) of investments	809	206	658		3		1
Net realized and unrealized gain (loss)
on investments	934	24	491		3		1
Net increase (decrease) in net assets
resulting from operations	$ 905	$ 21	$ 469	$ 4		$ 1

The accompanying notes are an integral part of these financial statements.
60

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	Janus Aspen		Janus Aspen
	Series Flexible	Janus Aspen	Series	Lord Abbett
	Bond	Series Janus	Worldwide	Series Fund -
	Portfolio -	Portfolio -	Portfolio -	Mid-Cap Value	Oppenheimer
	Institutional	Institutional	Institutional	Portfolio -	Global
	Shares	Shares	Shares	Class VC	Securities/VA
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 9	$ 1
Total investment income	-	-	-	9	1
Expenses:
Mortality and expense risk and
other charges	-	-	-	16	-
Total expenses	-	-	-	16	-
Net investment income (loss)	-	-	-	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	-	(594)	(1)
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-	(594)	-
Net unrealized appreciation
(depreciation) of investments	-	2	1	980	17
Net realized and unrealized gain (loss)
on investments	-	1	1	386	17
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 1	$ 379	$ 18

The accompanying notes are an integral part of these financial statements.
61

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

				PIMCO Real	Pioneer
		Oppenheimer		Return	Emerging
	Oppenheimer	Main Street	Oppenheimer	Portfolio -	Markets VCT
	Main Street	Small Cap	MidCap	Administrative	Portfolio -
	Fund®/VA	Fund®/VA	Fund/VA	Class	Class I
Net investment income (loss)
Income:
Dividends	$ 5	$ 4	$ -	$ 225	$ 24
Total investment income	5	4	-	225	24
Expenses:
Mortality and expense risk and
other charges	3	4	1	58	17
Total expenses	3	4	1	58	17
Net investment income (loss)	2	-	(1)	167	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(26)	(22)	(175)	(702)
Capital gains distributions	-	-	-	332	-
Total realized gain (loss) on investments
and capital gains distributions	(14)	(26)	(22)	157	(702)
Net unrealized appreciation
(depreciation) of investments	76	173	31	821	1,653
Net realized and unrealized gain (loss)
on investments	62	147	9	978	951
Net increase (decrease) in net assets
resulting from operations	$ 64	$ 147	$ 8	$ 1,145	$ 958

The accompanying notes are an integral part of these financial statements.
62

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

	Pioneer High	Premier VIT
	Yield VCT	OpCap Mid
	Portfolio -	Cap Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 27	$ 1	$ 29	$ -	$ -
Total investment income	27	1	29	-	-
Expenses:
Mortality and expense risk and
other charges	3	3	6	17	2
Total expenses	3	3	6	17	2
Net investment income (loss)	24	(2)	23	(17)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(124)	1	(13)	(652)	(107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(124)	1	(13)	(652)	(107)
Net unrealized appreciation
(depreciation) of investments	252	100	224	1,708	219
Net realized and unrealized gain (loss)
on investments	128	101	211	1,056	112
Net increase (decrease) in net assets
resulting from operations	$ 152	$ 99	$ 234	$ 1,039	$ 110

The accompanying notes are an integral part of these financial statements.
63

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
December 31, 2009
(Dollars in thousands)

AIM V.I.
Capital
	Appreciation	AIM V.I. Core	Calvert Social	Federated
	Fund - Series I	Equity Fund -	Balanced	Capital Income
	Shares	Series I Shares	Portfolio	Fund II
Net assets at January 1, 2008	$ 929	$ 1,492	$ 1,766	$ 2,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	17	22	97
Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	163
Net unrealized appreciation (depreciation)
of investments	(376)	(600)	(598)	(698)
Net increase (decrease) in net assets from operations	(392)	(497)	(546)	(438)
Changes from principal transactions:
Total unit transactions	(14)	89	(48)	(608)
Increase (decrease) in assets derived from principal
transactions	(14)	89	(48)	(608)
Total increase (decrease)	(406)	(408)	(594)	(1,046)
Net assets at December 31, 2008	523	1,084	1,172	1,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	12	71
Total realized gain (loss) on investments
and capital gains distributions	(37)	(50)	(153)	(39)
Net unrealized appreciation (depreciation)
of investments	140	354	366	300
Net increase (decrease) in net assets from operations	102	317	225	332
Changes from principal transactions:
Total unit transactions	23	151	(156)	(286)
Increase (decrease) in assets derived from principal
transactions	23	151	(156)	(286)
Total increase (decrease)	125	468	69	46
Net assets at December 31, 2009	$ 648	$ 1,552	$ 1,241	$ 1,537

The accompanying notes are an integral part of these financial statements.
64

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years ended December 31, 2009 and 2008
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2008	$ 17,444	$ 4,689	$ 2,125	$ 5,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	88	73	412
Total realized gain (loss) on investments
and capital gains distributions	1,396	61	(9)	(59)
Net unrealized appreciation (depreciation)
of investments	(6,707)	(1,429)	(10)	(1,681)
Net increase (decrease) in net assets from operations	(5,240)	(1,280)	54	(1,328)
Changes from principal transactions:
Total unit transactions	(3,434)	(1,015)	(263)	(766)
Increase (decrease) in assets derived from principal
transactions	(3,434)	(1,015)	(263)	(766)
Total increase (decrease)	(8,674)	(2,295)	(209)	(2,094)
Net assets at December 31, 2008	8,770	2,394	1,916	3,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	70	64	397
Total realized gain (loss) on investments
and capital gains distributions	(2,805)	(45)	2	(288)
Net unrealized appreciation (depreciation)
of investments	3,446	222	(2)	1,488
Net increase (decrease) in net assets from operations	743	247	64	1,597
Changes from principal transactions:
Total unit transactions	(1,872)	(426)	(365)	(771)
Increase (decrease) in assets derived from principal
transactions	(1,872)	(426)	(365)	(771)
Total increase (decrease)	(1,129)	(179)	(301)	826
Net assets at December 31, 2009	$ 7,641	$ 2,215	$ 1,615	$ 4,314

The accompanying notes are an integral part of these financial statements.
65

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statemens of Changes in Net Assets
For the years ended Dember 31, 2009 and 2008
(Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class
Net assets at January 1, 2008	$ 3,549	$ 6,114	$ 1,915	$ 144,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(62)	21	1,007
Total realized gain (loss) on investments
and capital gains distributions	111	938	-	1,575
Net unrealized appreciation (depreciation)
of investments	(1,453)	(3,095)	-	(56,060)
Net increase (decrease) in net assets from operations	(1,360)	(2,219)	21	(53,478)
Changes from principal transactions:
Total unit transactions	(805)	(1,355)	(189)	(29,548)
Increase (decrease) in assets derived from principal
transactions	(805)	(1,355)	(189)	(29,548)
Total increase (decrease)	(2,165)	(3,574)	(168)	(83,026)
Net assets at December 31, 2008	1,384	2,540	1,747	61,149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(33)	(16)	607
Total realized gain (loss) on investments
and capital gains distributions	(85)	(359)	-	(7,749)
Net unrealized appreciation (depreciation)
of investments	520	957	-	21,907
Net increase (decrease) in net assets from operations	457	565	(16)	14,765
Changes from principal transactions:
Total unit transactions	(246)	(681)	(229)	(10,027)
Increase (decrease) in assets derived from principal
transactions	(246)	(681)	(229)	(10,027)
Total increase (decrease)	211	(116)	(245)	4,738
Net assets at December 31, 2009	$ 1,595	$ 2,424	$ 1,502	$ 65,887

The accompanying notes are an integral part of these financial statements.
66

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 16,955	$ 103	$ 10,176	$ 241,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	7	109	(495)
Total realized gain (loss) on investments
and capital gains distributions	317	(1)	572	10,627
Net unrealized appreciation (depreciation)
of investments	(7,918)	(30)	(4,850)	(103,575)
Net increase (decrease) in net assets from operations	(7,615)	(24)	(4,169)	(93,443)
Changes from principal transactions:
Total unit transactions	(1,389)	(10)	(1,423)	(38,933)
Increase (decrease) in assets derived from principal
transactions	(1,389)	(10)	(1,423)	(38,933)
Total increase (decrease)	(9,004)	(34)	(5,592)	(132,376)
Net assets at December 31, 2008	7,951	69	4,584	109,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	11	61	240
Total realized gain (loss) on investments
and capital gains distributions	(412)	(5)	(772)	(7,280)
Net unrealized appreciation (depreciation)
of investments	2,369	62	1,782	40,198
Net increase (decrease) in net assets from operations	1,921	68	1,071	33,158
Changes from principal transactions:
Total unit transactions	(1,254)	55	(203)	(16,135)
Increase (decrease) in assets derived from principal
transactions	(1,254)	55	(203)	(16,135)
Total increase (decrease)	667	123	868	17,023
Net assets at December 31, 2009	$ 8,618	$ 192	$ 5,452	$ 126,570

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Class I
Net assets at January 1, 2008	$ 41,388	$ 1,079	$ 4,263	$ 145,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	27	14	2,868
Total realized gain (loss) on investments
and capital gains distributions	1,050	(4)	300	9,554
Net unrealized appreciation (depreciation)
of investments	(15,330)	(69)	(1,705)	(49,597)
Net increase (decrease) in net assets from operations	(14,070)	(46)	(1,391)	(37,175)
Changes from principal transactions:
Total unit transactions	(5,596)	(157)	(143)	(26,921)
Increase (decrease) in assets derived from principal
transactions	(5,596)	(157)	(143)	(26,921)
Total increase (decrease)	(19,666)	(203)	(1,534)	(64,096)
Net assets at December 31, 2008	21,722	876	2,729	81,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	231	66	22	2,645
Total realized gain (loss) on investments
and capital gains distributions	(94)	(1)	(262)	(3,562)
Net unrealized appreciation (depreciation)
of investments	4,408	53	973	13,330
Net increase (decrease) in net assets from operations	4,545	118	733	12,413
Changes from principal transactions:
Total unit transactions	(3,402)	(80)	(85)	(13,251)
Increase (decrease) in assets derived from principal
transactions	(3,402)	(80)	(85)	(13,251)
Total increase (decrease)	1,143	38	648	(838)
Net assets at December 31, 2009	$ 22,865	$ 914	$ 3,377	$ 80,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING
	Intermediate	AllianceBernstein		ING American
	Bond	Mid Cap Growth	ING American	Funds Growth-
	Portfolio -	Portfolio - Service	Funds Growth	Income
	Class I	Class	Portfolio	Portfolio
Net assets at January 1, 2008	$ 105,197	$ 183	$ 28,095	$ 24,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,826	(1)	(104)	23
Total realized gain (loss) on investments
and capital gains distributions	(276)	(3)	1,440	533
Net unrealized appreciation (depreciation)
of investments	(15,079)	(70)	(12,672)	(8,829)
Net increase (decrease) in net assets from operations	(10,529)	(74)	(11,336)	(8,273)
Changes from principal transactions:
Total unit transactions	5,861	(45)	(4,219)	(4,859)
Increase (decrease) in assets derived from principal
transactions	5,861	(45)	(4,219)	(4,859)
Total increase (decrease)	(4,668)	(119)	(15,555)	(13,132)
Net assets at December 31, 2008	100,529	64	12,540	11,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,517	(1)	90	129
Total realized gain (loss) on investments
and capital gains distributions	(5,029)	(53)	(392)	(362)
Net unrealized appreciation (depreciation)
of investments	10,087	71	4,367	3,133
Net increase (decrease) in net assets from operations	10,575	17	4,065	2,900
Changes from principal transactions:
Total unit transactions	(6,287)	(81)	(2,198)	(1,825)
Increase (decrease) in assets derived from principal
transactions	(6,287)	(81)	(2,198)	(1,825)
Total increase (decrease)	4,288	(64)	1,867	1,075
Net assets at December 31, 2009	$ 104,817	$ -	$ 14,407	$ 12,494

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING BlackRock	ING Clarion
			Large Cap	Global Real
	ING American	ING Artio	Growth	Estate
	Funds	Foreign	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional
	Portfolio	Service Class	Class	Class
Net assets at January 1, 2008	$ 29,453	$ 15,744	$ 43,667	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(112)	(329)	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,033	959	1,268	(49)
Net unrealized appreciation (depreciation)
of investments	(12,561)	(7,252)	(16,599)	(449)
Net increase (decrease) in net assets from operations	(11,422)	(6,405)	(15,660)	(501)
Changes from principal transactions:
Total unit transactions	(4,597)	(2,183)	(6,581)	1,588
Increase (decrease) in assets derived from principal
transactions	(4,597)	(2,183)	(6,581)	1,588
Total increase (decrease)	(16,019)	(8,588)	(22,241)	1,087
Net assets at December 31, 2008	13,434	7,156	21,426	1,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	186	(134)	19
Total realized gain (loss) on investments
and capital gains distributions	706	(2,259)	(2,825)	(163)
Net unrealized appreciation (depreciation)
of investments	3,731	3,193	8,637	477
Net increase (decrease) in net assets from operations	4,774	1,120	5,678	333
Changes from principal transactions:
Total unit transactions	(1,773)	(1,123)	(2,785)	293
Increase (decrease) in assets derived from principal
transactions	(1,773)	(1,123)	(2,785)	293
Total increase (decrease)	3,001	(3)	2,893	626
Net assets at December 31, 2009	$ 16,435	$ 7,153	$ 24,319	$ 1,713

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion			ING Evergreen
	Global Real	ING Clarion	ING Evergreen	Omega
	Estate	Real Estate	Health Sciences	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2008	$ 2,393	$ 1,504	$ 556	$ 11,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	6	(5)	(73)
Total realized gain (loss) on investments
and capital gains distributions	(488)	(590)	(77)	1,079
Net unrealized appreciation (depreciation)
of investments	(385)	(283)	(238)	(3,981)
Net increase (decrease) in net assets from operations	(894)	(867)	(320)	(2,975)
Changes from principal transactions:
Total unit transactions	(597)	427	430	(1,973)
Increase (decrease) in assets derived from principal
transactions	(597)	427	430	(1,973)
Total increase (decrease)	(1,491)	(440)	110	(4,948)
Net assets at December 31, 2008	902	1,064	666	6,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	33	(4)	(58)
Total realized gain (loss) on investments
and capital gains distributions	(226)	(368)	(196)	(234)
Net unrealized appreciation (depreciation)
of investments	485	696	239	2,959
Net increase (decrease) in net assets from operations	272	361	39	2,667
Changes from principal transactions:
Total unit transactions	(56)	128	(422)	(642)
Increase (decrease) in assets derived from principal
transactions	(56)	128	(422)	(642)
Total increase (decrease)	216	489	(383)	2,025
Net assets at December 31, 2009	$ 1,118	$ 1,553	$ 283	$ 8,990
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING FMRSM
	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 28,743	$ 1,256	$ 6,948	$ 3,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(2)	89	47
Total realized gain (loss) on investments
and capital gains distributions	265	(35)	(205)	(162)
Net unrealized appreciation (depreciation)
of investments	(10,098)	(546)	(1,616)	(1,162)
Net increase (decrease) in net assets from operations	(9,861)	(583)	(1,732)	(1,277)
Changes from principal transactions:
Total unit transactions	(5,304)	142	(1,734)	(492)
Increase (decrease) in assets derived from principal
transactions	(5,304)	142	(1,734)	(492)
Total increase (decrease)	(15,165)	(441)	(3,466)	(1,769)
Net assets at December 31, 2008	13,578	815	3,482	1,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(3)	206	(21)
Total realized gain (loss) on investments
and capital gains distributions	(1,834)	(108)	(474)	(234)
Net unrealized appreciation (depreciation)
of investments	6,478	425	1,308	726
Net increase (decrease) in net assets from operations	4,565	314	1,040	471
Changes from principal transactions:
Total unit transactions	(1,994)	108	73	(7)
Increase (decrease) in assets derived from principal
transactions	(1,994)	108	73	(7)
Total increase (decrease)	2,571	422	1,113	464
Net assets at December 31, 2009	$ 16,149	$ 1,237	$ 4,595	$ 2,349

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 21, 2009 and 2008
(Dollars in thousands)

				ING Index Plus
		ING Growth		International
	ING Global	and Income	ING Growth	Equity
	Resources	Portfolio II -	and Income	Portfolio -
	Portfolio -	Institutional	Portfolio II -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 11,102	$ 21,314	$ 434	$ 24,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	(128)	(2)	917
Total realized gain (loss) on investments
and capital gains distributions	1,390	1,302	11	1,162
Net unrealized appreciation (depreciation)
of investments	(6,547)	(11,479)	(237)	(11,378)
Net increase (decrease) in net assets from operations	(5,084)	(10,305)	(228)	(9,299)
Changes from principal transactions:
Total unit transactions	180	(3,994)	(44)	(5,708)
Increase (decrease) in assets derived from principal
transactions	180	(3,994)	(44)	(5,708)
Total increase (decrease)	(4,904)	(14,299)	(272)	(15,007)
Net assets at December 31, 2008	6,198	7,015	162	9,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	187	4	552
Total realized gain (loss) on investments
and capital gains distributions	(1,006)	(9,466)	(237)	(10,801)
Net unrealized appreciation (depreciation)
of investments	3,285	10,270	252	11,730
Net increase (decrease) in net assets from operations	2,232	991	19	1,481
Changes from principal transactions:
Total unit transactions	305	(8,006)	(181)	(11,316)
Increase (decrease) in assets derived from principal
transactions	305	(8,006)	(181)	(11,316)
Total increase (decrease)	2,537	(7,015)	(162)	(9,835)
Net assets at December 31, 2009	$ 8,735	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
for the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING JPMorgan
	ING Index Plus		Emerging	ING JPMorgan
	International	ING Janus	Markets Equity	Emerging
	Equity	Contrarian	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 1,345	$ -	$ 9,890	$ 10,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	66	119
Total realized gain (loss) on investments
and capital gains distributions	125	(77)	351	822
Net unrealized appreciation (depreciation)
of investments	(666)	(47)	(4,720)	(5,878)
Net increase (decrease) in net assets from operations	(494)	(124)	(4,303)	(4,937)
Changes from principal transactions:
Total unit transactions	(251)	263	(2,259)	(1,191)
Increase (decrease) in assets derived from principal
transactions	(251)	263	(2,259)	(1,191)
Total increase (decrease)	(745)	139	(6,562)	(6,128)
Net assets at December 31, 2008	600	139	3,328	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	(1)	13	27
Total realized gain (loss) on investments
and capital gains distributions	(621)	(37)	(1,259)	(597)
Net unrealized appreciation (depreciation)
of investments	691	356	3,503	3,534
Net increase (decrease) in net assets from operations	105	318	2,257	2,964
Changes from principal transactions:
Total unit transactions	(705)	890	606	1,060
Increase (decrease) in assets derived from principal
transactions	(705)	890	606	1,060
Total increase (decrease)	(600)	1,208	2,863	4,024
Net assets at December 31, 2009	$ -	$ 1,347	$ 6,191	$ 8,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Equity	Small Cap Core	Opportunities	Value
	Portfolio -	Equity	Portfolio -	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 4,187	$ 145	$ 27,694	$ 2,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	-	412	35
Total realized gain (loss) on investments
and capital gains distributions	100	(4)	810	168
Net unrealized appreciation (depreciation)
of investments	(1,062)	(40)	(9,990)	(1,247)
Net increase (decrease) in net assets from operations	(976)	(44)	(8,768)	(1,044)
Changes from principal transactions:
Total unit transactions	(1,292)	1	(8,350)	(427)
Increase (decrease) in assets derived from principal
transactions	(1,292)	1	(8,350)	(427)
Total increase (decrease)	(2,268)	(43)	(17,118)	(1,471)
Net assets at December 31, 2008	1,919	102	10,576	1,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	489	68
Total realized gain (loss) on investments
and capital gains distributions	(218)	(4)	(7,744)	(1,058)
Net unrealized appreciation (depreciation)
of investments	645	32	7,825	1,092
Net increase (decrease) in net assets from operations	419	27	570	102
Changes from principal transactions:
Total unit transactions	(338)	14	(11,146)	(1,528)
Increase (decrease) in assets derived from principal
transactions	(338)	14	(11,146)	(1,528)
Total increase (decrease)	81	41	(10,576)	(1,426)
Net assets at December 31, 2009	$ 2,000	$ 143	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 2,201	$ 8,193	$ 14,773	$ 12,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	23	63	51
Total realized gain (loss) on investments
and capital gains distributions	(23)	254	172	26
Net unrealized appreciation (depreciation)
of investments	(766)	(3,134)	(4,070)	(3,025)
Net increase (decrease) in net assets from operations	(782)	(2,857)	(3,835)	(2,948)
Changes from principal transactions:
Total unit transactions	(351)	(559)	(3,941)	(2,014)
Increase (decrease) in assets derived from principal
transactions	(351)	(559)	(3,941)	(2,014)
Total increase (decrease)	(1,133)	(3,416)	(7,776)	(4,962)
Net assets at December 31, 2008	1,068	4,777	6,997	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	151	287	378
Total realized gain (loss) on investments
and capital gains distributions	(577)	(2,117)	(2,434)	(1,598)
Net unrealized appreciation (depreciation)
of investments	803	2,830	3,476	2,586
Net increase (decrease) in net assets from operations	254	864	1,329	1,366
Changes from principal transactions:
Total unit transactions	(1,322)	(5,641)	(8,326)	(8,680)
Increase (decrease) in assets derived from principal
transactions	(1,322)	(5,641)	(8,326)	(8,680)
Total increase (decrease)	(1,068)	(4,777)	(6,997)	(7,314)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Lord
	Abbett	ING Lord		ING Marsico
	Affiliated	Abbett	ING Marsico	International
	Portfolio -	Affiliated	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 7,030	$ 955	$ 2,142	$ 13,733

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	8	(8)	(19)
Total realized gain (loss) on investments
and capital gains distributions	575	37	(75)	575
Net unrealized appreciation (depreciation)
of investments	(3,148)	(351)	(847)	(6,683)
Net increase (decrease) in net assets from operations	(2,441)	(306)	(930)	(6,127)
Changes from principal transactions:
Total unit transactions	(569)	(191)	73	(2,468)
Increase (decrease) in assets derived from principal
transactions	(569)	(191)	73	(2,468)
Total increase (decrease)	(3,010)	(497)	(857)	(8,595)
Net assets at December 31, 2008	4,020	458	1,285	5,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(3)	-	6
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	(157)	(278)	(1,112)
Net unrealized appreciation (depreciation)
of investments	1,854	244	650	2,678
Net increase (decrease) in net assets from operations	498	84	372	1,572
Changes from principal transactions:
Total unit transactions	(1,335)	(42)	(62)	(1,281)
Increase (decrease) in assets derived from principal
transactions	(1,335)	(42)	(62)	(1,281)
Total increase (decrease)	(837)	42	310	291
Net assets at December 31, 2009	$ 3,183	$ 500	$ 1,595	$ 5,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer
	Return	ING MFS Total	ING MFS	Main Street
	Portfolio -	Return	Utilities	Portfolio® -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2008	$ 92,899	$ 1,623	$ 4,096	$ 3,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,304	73	74	37
Total realized gain (loss) on investments
and capital gains distributions	2,269	75	89	(85)
Net unrealized appreciation (depreciation)
of investments	(23,157)	(498)	(1,701)	(939)
Net increase (decrease) in net assets from operations	(17,584)	(350)	(1,538)	(987)
Changes from principal transactions:
Total unit transactions	(26,475)	(120)	(397)	(567)
Increase (decrease) in assets derived from principal
transactions	(26,475)	(120)	(397)	(567)
Total increase (decrease)	(44,059)	(470)	(1,935)	(1,554)
Net assets at December 31, 2008	48,840	1,153	2,161	1,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	648	21	92	2
Total realized gain (loss) on investments
and capital gains distributions	(4,970)	(235)	(645)	(730)
Net unrealized appreciation (depreciation)
of investments	11,208	375	1,101	791
Net increase (decrease) in net assets from operations	6,886	161	548	63
Changes from principal transactions:
Total unit transactions	(9,057)	(26)	(471)	(1,511)
Increase (decrease) in assets derived from principal
transactions	(9,057)	(26)	(471)	(1,511)
Total increase (decrease)	(2,171)	135	77	(1,448)
Net assets at December 31, 2009	$ 46,669	$ 1,288	$ 2,238	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING		ING Pioneer	ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	Fund
	Main Street	High Yield	Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2008	$ 77	$ 2,850	$ 6,290	$ 21,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	165	97	316
Total realized gain (loss) on investments
and capital gains distributions	(1)	(156)	(196)	1,196
Net unrealized appreciation (depreciation)
of investments	(62)	(580)	(1,671)	(7,916)
Net increase (decrease) in net assets from operations	(60)	(571)	(1,770)	(6,404)
Changes from principal transactions:
Total unit transactions	95	(531)	(755)	(5,268)
Increase (decrease) in assets derived from principal
transactions	95	(531)	(755)	(5,268)
Total increase (decrease)	35	(1,102)	(2,525)	(11,672)
Net assets at December 31, 2008	112	1,748	3,765	10,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	226	(26)	25
Total realized gain (loss) on investments
and capital gains distributions	(53)	(214)	(842)	(695)
Net unrealized appreciation (depreciation)
of investments	61	1,210	1,187	2,808
Net increase (decrease) in net assets from operations	9	1,222	319	2,138
Changes from principal transactions:
Total unit transactions	(121)	1,560	(982)	(897)
Increase (decrease) in assets derived from principal
transactions	(121)	1,560	(982)	(897)
Total increase (decrease)	(112)	2,782	(663)	1,241
Net assets at December 31, 2009	$ -	$ 4,530	$ 3,102	$ 11,381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer			ING Retirement
	Mid Cap Value	ING Pioneer	ING Retirement	Moderate
	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2008	$ 3,758	$ 1,247	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	47	(117)	-	-
Net unrealized appreciation (depreciation)
of investments	(1,278)	(284)	-	-
Net increase (decrease) in net assets from operations	(1,192)	(398)	-	-
Changes from principal transactions:
Total unit transactions	(138)	(149)	-	-
Increase (decrease) in assets derived from principal
transactions	(138)	(149)	-	-
Total increase (decrease)	(1,330)	(547)	-	-
Net assets at December 31, 2008	2,428	700	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	-	(13)	(17)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(253)	3	3
Net unrealized appreciation (depreciation)
of investments	867	378	109	125
Net increase (decrease) in net assets from operations	526	125	99	111
Changes from principal transactions:
Total unit transactions	(334)	(88)	5,526	7,553
Increase (decrease) in assets derived from principal
transactions	(334)	(88)	5,526	7,553
Total increase (decrease)	192	37	5,625	7,664
Net assets at December 31, 2009	$ 2,620	$ 737	$ 5,625	$ 7,664

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING T. Rowe	ING T. Rowe
	Retirement	Price Capital	Price Equity	ING Templeton
	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 9,010	$ 7,362	$ 1,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	319	188	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	590	32	(119)
Net unrealized appreciation (depreciation)
of investments	-	(3,970)	(2,867)	(297)
Net increase (decrease) in net assets from operations	-	(3,061)	(2,647)	(419)
Changes from principal transactions:
Total unit transactions	-	2,014	(326)	(411)
Increase (decrease) in assets derived from principal
transactions	-	2,014	(326)	(411)
Total increase (decrease)	-	(1,047)	(2,973)	(830)
Net assets at December 31, 2008	-	7,963	4,389	438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	104	45	4
Total realized gain (loss) on investments
and capital gains distributions	3	(1,192)	(1,167)	(101)
Net unrealized appreciation (depreciation)
of investments	124	3,633	2,239	215
Net increase (decrease) in net assets from operations	106	2,545	1,117	118
Changes from principal transactions:
Total unit transactions	8,922	512	551	(67)
Increase (decrease) in assets derived from principal
transactions	8,922	512	551	(67)
Total increase (decrease)	9,028	3,057	1,668	51
Net assets at December 31, 2009	$ 9,028	$ 11,020	$ 6,057	$ 489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells
	Capital Growth	Growth and	Fargo Small	ING Money
	Portfolio -	Income	Cap Disciplined	Market
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Class I
Net assets at January 1, 2008	$ -	$ 1,195	$ 318	$ 204,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	30	(1)	8,230
Total realized gain (loss) on investments
and capital gains distributions	(854)	41	(32)	411
Net unrealized appreciation (depreciation)
of investments	(21,468)	(458)	(50)	(5,671)
Net increase (decrease) in net assets from operations	(22,621)	(387)	(83)	2,970
Changes from principal transactions:
Total unit transactions	46,179	27	(112)	(436)
Increase (decrease) in assets derived from principal
transactions	46,179	27	(112)	(436)
Total increase (decrease)	23,558	(360)	(195)	2,534
Net assets at December 31, 2008	23,558	835	123	207,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	3	(1)	(1,621)
Total realized gain (loss) on investments
and capital gains distributions	(16,197)	(205)	(53)	73
Net unrealized appreciation (depreciation)
of investments	21,468	373	134	-
Net increase (decrease) in net assets from operations	5,332	171	80	(1,548)
Changes from principal transactions:
Total unit transactions	(28,890)	(141)	113	(65,472)
Increase (decrease) in assets derived from principal
transactions	(28,890)	(141)	113	(65,472)
Total increase (decrease)	(23,558)	30	193	(67,020)
Net assets at December 31, 2009	$ -	$ 865	$ 316	$ 140,358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING American
	Century Large	ING American		ING Baron
	Company	Century Small-	ING Baron	Small Cap
	Value	Mid Cap Value	Asset	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 268	$ 1,399	$ 688	$ 5,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(5)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(136)	87	(246)	2
Net unrealized appreciation (depreciation)
of investments	4	(403)	(140)	(2,082)
Net increase (decrease) in net assets from operations	(107)	(317)	(391)	(2,119)
Changes from principal transactions:
Total unit transactions	9	118	(31)	(349)
Increase (decrease) in assets derived from principal
transactions	9	118	(31)	(349)
Total increase (decrease)	(98)	(199)	(422)	(2,468)
Net assets at December 31, 2008	170	1,200	266	2,765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	12	(2)	(27)
Total realized gain (loss) on investments
and capital gains distributions	(20)	(248)	(23)	(275)
Net unrealized appreciation (depreciation)
of investments	19	626	107	1,154
Net increase (decrease) in net assets from operations	1	390	82	852
Changes from principal transactions:
Total unit transactions	(171)	(281)	(10)	(282)
Increase (decrease) in assets derived from principal
transactions	(171)	(281)	(10)	(282)
Total increase (decrease)	(170)	109	72	570
Net assets at December 31, 2009	$ -	$ 1,309	$ 338	$ 3,335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Legg
				Mason
	ING Columbia			Partners
	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Value	York Venture	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 1,676	$ 3,386	$ 2,982	$ 32,332

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(11)	23	(321)
Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	165	1,691
Net unrealized appreciation (depreciation)
of investments	(484)	(1,332)	(1,009)	(13,101)
Net increase (decrease) in net assets from operations	(526)	(1,394)	(821)	(11,731)
Changes from principal transactions:
Total unit transactions	(389)	126	(631)	(4,303)
Increase (decrease) in assets derived from principal
transactions	(389)	126	(631)	(4,303)
Total increase (decrease)	(915)	(1,268)	(1,452)	(16,034)
Net assets at December 31, 2008	761	2,118	1,530	16,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(9)	7	(212)
Total realized gain (loss) on investments
and capital gains distributions	(114)	(548)	(157)	439
Net unrealized appreciation (depreciation)
of investments	254	1,202	496	4,349
Net increase (decrease) in net assets from operations	141	645	346	4,576
Changes from principal transactions:
Total unit transactions	(239)	(282)	(112)	(2,199)
Increase (decrease) in assets derived from principal
transactions	(239)	(282)	(112)	(2,199)
Total increase (decrease)	(98)	363	234	2,377
Net assets at December 31, 2009	$ 663	$ 2,481	$ 1,764	$ 18,675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING Neuberger	ING Neuberger	ING	Oppenheimer
	Berman	Berman	Oppenheimer	Strategic
	Partners	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 40,033	$ 47	$ 159,447	$ 66,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(288)	(1)	1,267	2,283
Total realized gain (loss) on investments
and capital gains distributions	(865)	(33)	11,929	1,017
Net unrealized appreciation (depreciation)
of investments	(15,646)	(39)	(71,805)	(13,035)
Net increase (decrease) in net assets from operations	(16,799)	(73)	(58,609)	(9,735)
Changes from principal transactions:
Total unit transactions	(9,189)	252	(24,216)	(12,876)
Increase (decrease) in assets derived from principal
transactions	(9,189)	252	(24,216)	(12,876)
Total increase (decrease)	(25,988)	179	(82,825)	(22,611)
Net assets at December 31, 2008	14,045	226	76,622	44,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	466	5	1,043	1,156
Total realized gain (loss) on investments
and capital gains distributions	(10,941)	(22)	(1,495)	(694)
Net unrealized appreciation (depreciation)
of investments	12,537	38	26,495	7,170
Net increase (decrease) in net assets from operations	2,062	21	26,043	7,632
Changes from principal transactions:
Total unit transactions	(16,107)	(247)	(11,001)	(7,929)
Increase (decrease) in assets derived from principal
transactions	(16,107)	(247)	(11,001)	(7,929)
Total increase (decrease)	(14,045)	(226)	15,042	(297)
Net assets at December 31, 2009	$ -	$ -	$ 91,664	$ 43,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING Pioneer
	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 20	$ 8,027	$ 355	$ 1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	339	433	26
Total realized gain (loss) on investments
and capital gains distributions	-	218	(453)	113
Net unrealized appreciation (depreciation)
of investments	(4)	(649)	(4,889)	(908)
Net increase (decrease) in net assets from operations	(3)	(92)	(4,909)	(769)
Changes from principal transactions:
Total unit transactions	(1)	2,005	17,222	1,740
Increase (decrease) in assets derived from principal
transactions	(1)	2,005	17,222	1,740
Total increase (decrease)	(4)	1,913	12,313	971
Net assets at December 31, 2008	16	9,940	12,668	2,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	294	1,054	90
Total realized gain (loss) on investments
and capital gains distributions	(1)	482	(769)	(100)
Net unrealized appreciation (depreciation)
of investments	20	555	7,802	565
Net increase (decrease) in net assets from operations	22	1,331	8,087	555
Changes from principal transactions:
Total unit transactions	70	3,067	(1,370)	327
Increase (decrease) in assets derived from principal
transactions	70	3,067	(1,370)	327
Total increase (decrease)	92	4,398	6,717	882
Net assets at December 31, 2009	$ 108	$ 14,338	$ 19,385	$ 3,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 2,417	$ 1,630	$ 1,381	$ 1,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	10
Total realized gain (loss) on investments
and capital gains distributions	(30)	(33)	(220)	11
Net unrealized appreciation (depreciation)
of investments	(680)	(626)	(308)	(241)
Net increase (decrease) in net assets from operations	(704)	(653)	(526)	(220)
Changes from principal transactions:
Total unit transactions	(246)	219	(91)	305
Increase (decrease) in assets derived from principal
transactions	(246)	219	(91)	305
Total increase (decrease)	(950)	(434)	(617)	85
Net assets at December 31, 2008	1,467	1,196	764	1,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	40	16	71
Total realized gain (loss) on investments
and capital gains distributions	(257)	(120)	(27)	(134)
Net unrealized appreciation (depreciation)
of investments	574	526	269	264
Net increase (decrease) in net assets from operations	362	446	258	201
Changes from principal transactions:
Total unit transactions	180	697	178	(114)
Increase (decrease) in assets derived from principal
transactions	180	697	178	(114)
Total increase (decrease)	542	1,143	436	87
Net assets at December 31, 2009	$ 2,009	$ 2,339	$ 1,200	$ 1,436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 68,707	$ 53,823	$ -	$ 1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(392)	16	394	(5)
Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)
Net unrealized appreciation (depreciation)
of investments	(35,176)	(25,140)	(11,194)	(45)
Net increase (decrease) in net assets from operations	(27,140)	(20,888)	(12,609)	(76)
Changes from principal transactions:
Total unit transactions	(8,917)	(7,724)	30,850	(1,462)
Increase (decrease) in assets derived from principal
transactions	(8,917)	(7,724)	30,850	(1,462)
Total increase (decrease)	(36,057)	(28,612)	18,241	(1,538)
Net assets at December 31, 2008	32,650	25,211	18,241	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(265)	(303)	(211)	-
Total realized gain (loss) on investments
and capital gains distributions	(2,117)	376	(2,245)	-
Net unrealized appreciation (depreciation)
of investments	15,853	9,652	7,347	-
Net increase (decrease) in net assets from operations	13,471	9,725	4,891	-
Changes from principal transactions:
Total unit transactions	(3,996)	(3,147)	(2,062)	-
Increase (decrease) in assets derived from principal
transactions	(3,996)	(3,147)	(2,062)	-
Total increase (decrease)	9,475	6,578	2,829	-
Net assets at December 31, 2009	$ 42,125	$ 31,789	$ 21,070	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van
	Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 27,434	$ 30,926	$ 2,568	$ 112,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	254	57	3,379
Total realized gain (loss) on investments
and capital gains distributions	1,095	661	61	4,903
Net unrealized appreciation (depreciation)
of investments	(11,027)	(12,137)	(955)	(32,701)
Net increase (decrease) in net assets from operations	(10,066)	(11,222)	(837)	(24,419)
Changes from principal transactions:
Total unit transactions	(3,947)	(4,407)	(361)	(21,242)
Increase (decrease) in assets derived from principal
transactions	(3,947)	(4,407)	(361)	(21,242)
Total increase (decrease)	(14,013)	(15,629)	(1,198)	(45,661)
Net assets at December 31, 2008	13,421	15,297	1,370	67,293

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	36	13	436
Total realized gain (loss) on investments
and capital gains distributions	65	(655)	(475)	(3,284)
Net unrealized appreciation (depreciation)
of investments	5,152	4,612	691	15,032
Net increase (decrease) in net assets from operations	5,222	3,993	229	12,184
Changes from principal transactions:
Total unit transactions	(1,293)	(2,674)	(574)	(12,682)
Increase (decrease) in assets derived from principal
transactions	(1,293)	(2,674)	(574)	(12,682)
Total increase (decrease)	3,929	1,319	(345)	(498)
Net assets at December 31, 2009	$ 17,350	$ 16,616	$ 1,025	$ 66,795

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 13,112	$ 14,104	$ 16,300	$ 339,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	136	245	947
Total realized gain (loss) on investments
and capital gains distributions	641	1,355	1,195	4,363
Net unrealized appreciation (depreciation)
of investments	(3,955)	(6,271)	(6,295)	(129,666)
Net increase (decrease) in net assets from operations	(2,981)	(4,780)	(4,855)	(124,356)
Changes from principal transactions:
Total unit transactions	(1,853)	(886)	(1,837)	(28,154)
Increase (decrease) in assets derived from principal
transactions	(1,853)	(886)	(1,837)	(28,154)
Total increase (decrease)	(4,834)	(5,666)	(6,692)	(152,510)
Net assets at December 31, 2008	8,278	8,438	9,608	186,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	573	754	743	761
Total realized gain (loss) on investments
and capital gains distributions	(886)	(893)	(932)	(5,761)
Net unrealized appreciation (depreciation)
of investments	1,547	1,880	1,817	54,072
Net increase (decrease) in net assets from operations	1,234	1,741	1,628	49,072
Changes from principal transactions:
Total unit transactions	(818)	(1,485)	(1,191)	(20,232)
Increase (decrease) in assets derived from principal
transactions	(818)	(1,485)	(1,191)	(20,232)
Total increase (decrease)	416	256	437	28,840
Net assets at December 31, 2009	$ 8,694	$ 8,694	$ 10,045	$ 215,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6
Net assets at January 1, 2008	$ 23,314	$ 4,033	$ 2,393	$ 31,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	33	-	57
Total realized gain (loss) on investments
and capital gains distributions	995	331	268	3,566
Net unrealized appreciation (depreciation)
of investments	(2,136)	(623)	(479)	(5,913)
Net increase (decrease) in net assets from operations	(1,077)	(259)	(211)	(2,290)
Changes from principal transactions:
Total unit transactions	(5,430)	(1,231)	(497)	(6,402)
Increase (decrease) in assets derived from principal
transactions	(5,430)	(1,231)	(497)	(6,402)
Total increase (decrease)	(6,507)	(1,490)	(708)	(8,692)
Net assets at December 31, 2008	16,807	2,543	1,685	22,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	275	82	31	74
Total realized gain (loss) on investments
and capital gains distributions	(1,224)	(533)	(72)	(1,088)
Net unrealized appreciation (depreciation)
of investments	831	434	38	947
Net increase (decrease) in net assets from operations	(118)	(17)	(3)	(67)
Changes from principal transactions:
Total unit transactions	(16,689)	(2,526)	(201)	(3,883)
Increase (decrease) in assets derived from principal
transactions	(16,689)	(2,526)	(201)	(3,883)
Total increase (decrease)	(16,807)	(2,543)	(204)	(3,950)
Net assets at December 31, 2009	$ -	$ -	$ 1,481	$ 18,495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2008	$ 19,355	$ 15,240	$ 11,868	$ 9,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	36	48	79
Total realized gain (loss) on investments
and capital gains distributions	2,401	2,047	1,679	1,178
Net unrealized appreciation (depreciation)
of investments	(3,677)	(3,239)	(2,484)	(1,796)
Net increase (decrease) in net assets from operations	(1,229)	(1,156)	(757)	(539)
Changes from principal transactions:
Total unit transactions	(5,533)	(3,162)	(2,981)	(2,889)
Increase (decrease) in assets derived from principal
transactions	(5,533)	(3,162)	(2,981)	(2,889)
Total increase (decrease)	(6,762)	(4,318)	(3,738)	(3,428)
Net assets at December 31, 2008	12,593	10,922	8,130	6,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	49	42	57
Total realized gain (loss) on investments
and capital gains distributions	(571)	(663)	(343)	(415)
Net unrealized appreciation (depreciation)
of investments	393	596	274	180
Net increase (decrease) in net assets from operations	(117)	(18)	(27)	(178)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,221)	(1,059)	(1,565)
Increase (decrease) in assets derived from principal
transactions	(1,890)	(2,221)	(1,059)	(1,565)
Total increase (decrease)	(2,007)	(2,239)	(1,086)	(1,743)
Net assets at December 31, 2009	$ 10,586	$ 8,683	$ 7,044	$ 4,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2008	$ 11,430	$ 42,061	$ 33,324	$ 25,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(4)	54	(15)
Total realized gain (loss) on investments
and capital gains distributions	1,405	5,062	1,389	160
Net unrealized appreciation (depreciation)
of investments	(1,698)	(8,028)	(1,590)	(20)
Net increase (decrease) in net assets from operations	(223)	(2,970)	(147)	125
Changes from principal transactions:
Total unit transactions	(3,077)	(18,690)	(13,741)	(4,606)
Increase (decrease) in assets derived from principal
transactions	(3,077)	(18,690)	(13,741)	(4,606)
Total increase (decrease)	(3,300)	(21,660)	(13,888)	(4,481)
Net assets at December 31, 2008	8,130	20,401	19,436	21,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	265	325	387
Total realized gain (loss) on investments
and capital gains distributions	(557)	(1,488)	(354)	(123)
Net unrealized appreciation (depreciation)
of investments	192	712	(694)	(825)
Net increase (decrease) in net assets from operations	(206)	(511)	(723)	(561)
Changes from principal transactions:
Total unit transactions	(1,900)	(4,304)	(4,261)	(7,952)
Increase (decrease) in assets derived from principal
transactions	(1,900)	(4,304)	(4,261)	(7,952)
Total increase (decrease)	(2,106)	(4,815)	(4,984)	(8,513)
Net assets at December 31, 2009	$ 6,024	$ 15,586	$ 14,452	$ 12,578

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 9,192	$ 155,324	$ 14,668	$ 6,359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	1,188	67	6
Total realized gain (loss) on investments
and capital gains distributions	148	18,649	1,344	113
Net unrealized appreciation (depreciation)
of investments	(3,138)	(74,251)	(6,555)	(2,004)
Net increase (decrease) in net assets from operations	(3,058)	(54,414)	(5,144)	(1,885)
Changes from principal transactions:
Total unit transactions	(2,391)	(21,001)	(1,710)	(1,009)
Increase (decrease) in assets derived from principal
transactions	(2,391)	(21,001)	(1,710)	(1,009)
Total increase (decrease)	(5,449)	(75,415)	(6,854)	(2,894)
Net assets at December 31, 2008	3,743	79,909	7,814	3,465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	1,552	74	36
Total realized gain (loss) on investments
and capital gains distributions	(185)	(3,224)	(608)	(347)
Net unrealized appreciation (depreciation)
of investments	2,199	16,931	2,701	1,080
Net increase (decrease) in net assets from operations	1,963	15,259	2,167	769
Changes from principal transactions:
Total unit transactions	(50)	(10,807)	(682)	(295)
Increase (decrease) in assets derived from principal
transactions	(50)	(10,807)	(682)	(295)
Total increase (decrease)	1,913	4,452	1,485	474
Net assets at December 31, 2009	$ 5,656	$ 84,361	$ 9,299	$ 3,939

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING
	ING	ING	Opportunistic	ING
	International	International	Large Cap	Opportunistic
	Index	Index	Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2008	$ -	$ -	$ 17,364	$ 8,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(45)	59
Total realized gain (loss) on investments
and capital gains distributions	-	-	663	1,286
Net unrealized appreciation (depreciation)
of investments	(104)	-	(7,666)	(4,318)
Net increase (decrease) in net assets from operations	(101)	-	(7,048)	(2,973)
Changes from principal transactions:
Total unit transactions	312	-	(2,353)	(1,154)
Increase (decrease) in assets derived from principal
transactions	312	-	(2,353)	(1,154)
Total increase (decrease)	211	-	(9,401)	(4,127)
Net assets at December 31, 2008	211	-	7,963	4,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	-	24	54
Total realized gain (loss) on investments
and capital gains distributions	23	2	(672)	(643)
Net unrealized appreciation (depreciation)
of investments	1,073	3	1,912	1,931
Net increase (decrease) in net assets from operations	1,038	5	1,264	1,342
Changes from principal transactions:
Total unit transactions	10,608	37	(9,227)	7,464
Increase (decrease) in assets derived from principal
transactions	10,608	37	(9,227)	7,464
Total increase (decrease)	11,646	42	(7,963)	8,806
Net assets at December 31, 2009	$ 11,857	$ 42	$ -	$ 13,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™
	Opportunistic	Large Cap	Large Cap	Large Cap
	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2008	$ 784	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	44	-	(6)	-
Net unrealized appreciation (depreciation)
of investments	(266)	-	(12)	-
Net increase (decrease) in net assets from operations	(219)	-	(11)	-
Changes from principal transactions:
Total unit transactions	(280)	-	652	-
Increase (decrease) in assets derived from principal
transactions	(280)	-	652	-
Total increase (decrease)	(499)	-	641	-
Net assets at December 31, 2008	285	-	641	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(165)	(115)	(56)
Total realized gain (loss) on investments
and capital gains distributions	(163)	270	321	188
Net unrealized appreciation (depreciation)
of investments	166	4,353	3,039	1,582
Net increase (decrease) in net assets from operations	9	4,458	3,245	1,714
Changes from principal transactions:
Total unit transactions	(294)	24,450	16,229	8,470
Increase (decrease) in assets derived from principal
transactions	(294)	24,450	16,229	8,470
Total increase (decrease)	(285)	28,908	19,474	10,184
Net assets at December 31, 2009	$ -	$ 28,908	$ 20,115	$ 10,184

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap
	Value Index	Growth Index	Mid Cap Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(5)	(6)
Net unrealized appreciation (depreciation)
of investments	-	-	(13)	(10)
Net increase (decrease) in net assets from operations	-	-	(18)	(16)
Changes from principal transactions:
Total unit transactions	-	-	47	51
Increase (decrease) in assets derived from principal
transactions	-	-	47	51
Total increase (decrease)	-	-	29	35
Net assets at December 31, 2008	-	-	29	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	20	1	-	(9)
Net unrealized appreciation (depreciation)
of investments	238	10	39	38
Net increase (decrease) in net assets from operations	248	11	38	28
Changes from principal transactions:
Total unit transactions	1,320	90	92	60
Increase (decrease) in assets derived from principal
transactions	1,320	90	92	60
Total increase (decrease)	1,568	101	130	88
Net assets at December 31, 2009	$ 1,568	$ 101	$ 159	$ 123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 53,080	$ -	$ 6,503	$ 860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	1	91	(6)
Total realized gain (loss) on investments
and capital gains distributions	3,837	1	344	(14)
Net unrealized appreciation (depreciation)
of investments	(18,242)	4	(2,981)	(312)
Net increase (decrease) in net assets from operations	(14,455)	6	(2,546)	(332)
Changes from principal transactions:
Total unit transactions	(10,756)	90	(350)	(30)
Increase (decrease) in assets derived from principal
transactions	(10,756)	90	(350)	(30)
Total increase (decrease)	(25,211)	96	(2,896)	(362)
Net assets at December 31, 2008	27,869	96	3,607	498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	9	23	(3)
Total realized gain (loss) on investments
and capital gains distributions	(2,713)	15	(1,727)	(133)
Net unrealized appreciation (depreciation)
of investments	9,234	4	2,308	280
Net increase (decrease) in net assets from operations	6,378	28	604	144
Changes from principal transactions:
Total unit transactions	(3,347)	551	(891)	(119)
Increase (decrease) in assets derived from principal
transactions	(3,347)	551	(891)	(119)
Total increase (decrease)	3,031	579	(287)	25
Net assets at December 31, 2009	$ 30,900	$ 675	$ 3,320	$ 523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2008	$ 6,959	$ 410	$ 4,184	$ 23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	(3)	(39)	-
Total realized gain (loss) on investments
and capital gains distributions	782	(20)	607	2
Net unrealized appreciation (depreciation)
of investments	(2,722)	(128)	(1,789)	(5)
Net increase (decrease) in net assets from operations	(1,998)	(151)	(1,221)	(3)
Changes from principal transactions:
Total unit transactions	(2,241)	263	(1,087)	(4)
Increase (decrease) in assets derived from principal
transactions	(2,241)	263	(1,087)	(4)
Total increase (decrease)	(4,239)	112	(2,308)	(7)
Net assets at December 31, 2008	2,720	522	1,876	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	(3)	(22)	1
Total realized gain (loss) on investments
and capital gains distributions	125	(182)	(167)	-
Net unrealized appreciation (depreciation)
of investments	809	206	658	3
Net increase (decrease) in net assets from operations	905	21	469	4
Changes from principal transactions:
Total unit transactions	(636)	(223)	(341)	(7)
Increase (decrease) in assets derived from principal
transactions	(636)	(223)	(341)	(7)
Total increase (decrease)	269	(202)	128	(3)
Net assets at December 31, 2009	$ 2,989	$ 320	$ 2,004	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Janus Aspen	Janus Aspen		Janus Aspen
	Series	Series Flexible	Janus Aspen	Series
	Enterprise	Bond	Series Janus	Worldwide
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2008	$ 8	$ 12	$ 9	$ 8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	(3)	-	(4)	(2)
Net increase (decrease) in net assets from operations	(2)	-	(4)	(2)
Changes from principal transactions:
Total unit transactions	(5)	(9)	-	(4)
Increase (decrease) in assets derived from principal
transactions	(5)	(9)	-	(4)
Total increase (decrease)	(7)	(9)	(4)	(6)
Net assets at December 31, 2008	1	3	5	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	-
Net unrealized appreciation (depreciation)
of investments	1	-	2	1
Net increase (decrease) in net assets from operations	1	-	1	1
Changes from principal transactions:
Total unit transactions	-	-	(4)	(2)
Increase (decrease) in assets derived from principal
transactions	-	-	(4)	(2)
Total increase (decrease)	1	-	(3)	(1)
Net assets at December 31, 2009	$ 2	$ 3	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio -	Global	Main Street	Small Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2008	$ 4,141	$ 84	$ 434	$ 617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(235)	5	19	10
Net unrealized appreciation (depreciation)
of investments	(1,270)	(37)	(191)	(245)
Net increase (decrease) in net assets from operations	(1,497)	(31)	(170)	(236)
Changes from principal transactions:
Total unit transactions	(644)	(6)	(9)	1
Increase (decrease) in assets derived from principal
transactions	(644)	(6)	(9)	1
Total increase (decrease)	(2,141)	(37)	(179)	(235)
Net assets at December 31, 2008	2,000	47	255	382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	1	2	-
Total realized gain (loss) on investments
and capital gains distributions	(594)	-	(14)	(26)
Net unrealized appreciation (depreciation)
of investments	980	17	76	173
Net increase (decrease) in net assets from operations	379	18	64	147
Changes from principal transactions:
Total unit transactions	(278)	(3)	(31)	57
Increase (decrease) in assets derived from principal
transactions	(278)	(3)	(31)	57
Total increase (decrease)	101	15	33	204
Net assets at December 31, 2009	$ 2,101	$ 62	$ 288	$ 586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	MidCap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I
Net assets at January 1, 2008	$ 180	$ 4,609	$ 2,870	$ 1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	176	(10)	62
Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)
Net unrealized appreciation (depreciation)
of investments	(28)	(764)	(1,479)	(169)
Net increase (decrease) in net assets from operations	(49)	(588)	(1,796)	(307)
Changes from principal transactions:
Total unit transactions	(94)	1,867	(41)	(837)
Increase (decrease) in assets derived from principal
transactions	(94)	1,867	(41)	(837)
Total increase (decrease)	(143)	1,279	(1,837)	(1,144)
Net assets at December 31, 2008	37	5,888	1,033	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	167	7	24
Total realized gain (loss) on investments
and capital gains distributions	(22)	157	(702)	(124)
Net unrealized appreciation (depreciation)
of investments	31	821	1,653	252
Net increase (decrease) in net assets from operations	8	1,145	958	152
Changes from principal transactions:
Total unit transactions	150	1,679	829	91
Increase (decrease) in assets derived from principal
transactions	150	1,679	829	91
Total increase (decrease)	158	2,824	1,787	243
Net assets at December 31, 2009	$ 195	$ 8,712	$ 2,820	$ 551

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Premier VIT
OpCap Mid
	Cap Portfolio -	Wanger
	Class I	International	Wanger Select	Wanger USA
Net assets at January 1, 2008	$ -	$ 1,172	$ 4,305	$ 436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(26)	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	(271)	(189)	(22)
Net unrealized appreciation (depreciation)
of investments	-	(185)	(1,660)	(142)
Net increase (decrease) in net assets from operations	-	(454)	(1,875)	(167)
Changes from principal transactions:
Total unit transactions	-	(312)	(698)	(38)
Increase (decrease) in assets derived from principal
transactions	-	(312)	(698)	(38)
Total increase (decrease)	-	(766)	(2,573)	(205)
Net assets at December 31, 2008	-	406	1,732	231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	23	(17)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(13)	(652)	(107)
Net unrealized appreciation (depreciation)
of investments	100	224	1,708	219
Net increase (decrease) in net assets from operations	99	234	1,039	110
Changes from principal transactions:
Total unit transactions	609	773	74	91
Increase (decrease) in assets derived from principal
transactions	609	773	74	91
Total increase (decrease)	708	1,007	1,113	201
Net assets at December 31, 2009	$ 708	$ 1,413	$ 2,845	$ 432

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2009, the Account had 138 investment divisions (the “Divisions”), 36 of which invest in independently managed mutual funds and 102 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:	Federated Insurance Series (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	Federated High Income Bond Fund II - Primary
AIM V.I. Core Equity Fund - Series I Shares	Shares
Calvert Variable Series, Inc.:	Federated International Equity Fund II
Calvert Social Balanced Portfolio	Federated Mid Cap Growth Strategies Fund II
Federated Insurance Series:	Federated Prime Money Fund II
Federated Capital Income Fund II	Fidelity® Variable Insurance Products:
Federated Clover Value Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class
Federated Equity Income Fund II	Fidelity® VIP Growth Portfolio - Initial Class
Federated Fund for U.S. Government Securities II	Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products II:	ING Investors Trust (continued):
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Retirement Growth Portfolio - Adviser Class**
Fidelity® Variable Insurance Products V:	ING Retirement Moderate Growth Portfolio - Adviser
Fidelity® VIP Investment Grade Bond Portfolio -	Class**
Initial Class	ING Retirement Moderate Portfolio - Adviser Class**
Franklin Templeton Variable Insurance Products Trust:	ING T. Rowe Price Capital Appreciation Portfolio -
Franklin Small Cap Value Securities Fund - Class 2	Service Class
ING Balanced Portfolio, Inc.:	ING T. Rowe Price Equity Income Portfolio - Service
ING Balanced Portfolio - Class I	Class
ING Intermediate Bond Portfolio:	ING Templeton Global Growth Portfolio - Service
ING Intermediate Bond Portfolio - Class I	Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio -
ING American Funds Growth Portfolio	Service Class
ING American Funds Growth-Income Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio -
ING American Funds International Portfolio	Service Class
ING Artio Foreign Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio -	ING Money Market Portfolio - Class I
Institutional Class	ING Partners, Inc.:
ING Clarion Global Real Estate Portfolio -	ING American Century Small-Mid Cap Value
Institutional Class*	Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service	ING Baron Asset Portfolio - Service Class
Class	ING Baron Small Cap Growth Portfolio - Service
ING Clarion Real Estate Portfolio - Service Class	Class
ING Evergreen Health Sciences Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio -	Class
Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING Legg Mason Partners Aggressive Growth
ING Franklin Income Portfolio - Service Class	Portfolio - Initial Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial
ING Janus Contrarian Portfolio - Service Class*	Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Institutional Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING PIMCO Total Return Portfolio - Service Class
Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution 2015 Portfolio - Service Class
Institutional Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution 2035 Portfolio - Service Class
Service Class	ING Solution 2045 Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional	ING Solution Income Portfolio - Service Class
Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Lord Abbett Affiliated Portfolio - Service Class	Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Marsico International Opportunities Portfolio -	Class
Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING MFS Total Return Portfolio - Institutional Class	Class*
ING MFS Total Return Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING PIMCO High Yield Portfolio - Service Class	Class
ING Pioneer Equity Income Portfolio - Institutional	ING Van Kampen Comstock Portfolio - Service Class
Class	ING Van Kampen Equity and Income Portfolio -
ING Pioneer Fund Portfolio - Institutional Class	Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional
Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio -	ING International Value Portfolio - Class I
Class I	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class I	Janus Aspen Series:
ING Variable Insurance Trust:	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 5	Shares
ING GET U.S. Core Portfolio - Series 6	Janus Aspen Series Enterprise Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 7	Shares
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 9	Institutional Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Janus Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 11	Shares
ING GET U.S. Core Portfolio - Series 12	Janus Aspen Series Worldwide Portfolio -
ING GET U.S. Core Portfolio - Series 13	Institutional Shares
ING GET U.S. Core Portfolio - Series 14	Lord Abbett Series Fund, Inc.:
ING Variable Portfolios, Inc.:	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING BlackRock Science and Technology	Class VC
Opportunities Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING International Index Portfolio - Class I*	Oppenheimer MidCap Fund/VA
ING International Index Portfolio - Class S**	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Growth Index Portfolio -	Pioneer Variable Contracts Trust:
Class I**	Pioneer Emerging Markets VCT Portfolio - Class I
ING Russell™ Large Cap Index Portfolio - Class I*	Pioneer High Yield VCT Portfolio - Class I
ING Russell™ Large Cap Value Index Portfolio -	Premier VIT:
Class I**	Premier VIT OpCap Mid Cap Portfolio - Class I**
ING Russell™ Large Cap Value Index Portfolio -	Wanger Advisors Trust:
Class S**	Wanger International
ING Russell™ Mid Cap Growth Index Portfolio -	Wanger Select
Class S**	Wanger USA
ING Russell™ Mid Cap Index Portfolio - Class I*
ING Russell™ Small Cap Index Portfolio - Class I*
ING Small Company Portfolio - Class I	* Division added in 2008
ING U.S. Bond Index Portfolio - Class I*	** Division added in 2009

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Clover Value Fund II - Primary Shares	Federated American Leaders Fund II - Primary Shares
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Clarion Global Real Estate Portfolio -	ING Global Real Estate Portfolio - Institutional Class
Institutional Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Investors Trust (continued):	ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service	ING Global Real Estate Portfolio - Service Class
Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Growth and Income Portfolio II - Institutional	ING Legg Mason Value Portfolio - Institutional Class
Class
ING Growth and Income Portfolio II - Service Class	ING Legg Mason Value Portfolio - Service Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Institutional Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service Class	Service Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio - Service
Class	Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class I	Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio -
Class I
ING Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class S	ING Opportunistic Large Cap Value Portfolio -
Class S
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING U.S. Bond Index Portfolio - Class I	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio - Institutional	Janus Aspen Series Mid Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional	Janus Aspen Series Large Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Worldwide Portfolio -	Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares	Institutional Shares

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Growth and Income Portfolio II - Institutional Class
ING Growth and Income Portfolio II - Service Class
ING Index Plus International Equity Portfolio - Institutional Class
ING Index Plus International Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class I

The following Division was available to contractowners during 2009 but had no net assets as of December 31, 2009:

ING Partners, Inc.:
ING Templeton Foreign Equity Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class S

The following Divisions were available to contractowners during 2009, but did not have any activity as of December 31, 2009:

American Funds Insurance Series:	ING Money Market Portfolio:
American Funds Insurance Series® - Growth Income	ING Money Market Portfolio - Class S
Fund - Class 2	ING Partners, Inc.:
American Funds Insurance Series® - International	ING Oppenheimer Global Portfolio - Service Class
Fund - Class 2	ING T. Rowe Price Diversified Mid Cap Growth
BlackRock FundsSM:	Portfolio - Service Class
BlackRock Inflation Protected Bond Fund -	ING Van Kampen Equity and Income Portfolio -
Institutional Class	Service Class
Fidelity® Variable Insurance Products V:	ING Variable Funds:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING Growth and Income Portfolio - Class S
ING Investors Trust:	ING Variable Portfolios, Inc.:
ING BlackRock Large Cap Growth Portfolio - Service	ING Dow Jones Euro STOXX 50 Index Portfolio -
Class	Institutional Class
ING Global Resources Portfolio - Institutional Class	Oppenheimer Variable Account Funds:
ING PIMCO High Yield Portfolio - Institutional Class	Oppenheimer Strategic Bond Fund/VA
ING Stock Index Portfolio - Institutional Class
ING Stock Index Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2009, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced
Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING
Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust,
ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 98	$ 77	$ 60	$ 79
AIM V.I. Core Equity Fund - Series I Shares	486	322	817	711
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	209	353	201	205
Federated Insurance Series:
Federated Capital Income Fund II	111	326	327	839
Federated Clover Value Fund II - Primary Shares	310	2,080	4,312	3,765
Federated Equity Income Fund II	136	492	164	1,093
Federated Fund for U.S. Government Securities II	97	397	163	354
Federated High Income Bond Fund II - Primary Shares	487	861	489	843
Federated International Equity Fund II	67	291	46	870
Federated Mid Cap Growth Strategies Fund II	78	791	1,454	1,575
Federated Prime Money Fund II	1,305	1,549	992	1,160
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,018	11,438	3,746	32,171
Fidelity® VIP Growth Portfolio - Initial Class	309	1,593	1,524	2,927
Fidelity® VIP High Income Portfolio - Initial Class	461	396	8	10
Fidelity® VIP Overseas Portfolio - Initial Class	823	951	2,551	2,932
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,286	20,151	12,211	46,184
Fidelity® VIP Index 500 Portfolio - Initial Class	1,437	4,123	2,236	7,260
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	88	98	41	171
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	755	690	993	807
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,550	15,156	16,851	29,930
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	25,841	26,612	41,809	28,452
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	15	97	33	53
ING American Funds Growth Portfolio	3,078	3,481	4,934	7,729
ING American Funds Growth-Income Portfolio	1,839	2,690	2,767	6,910
ING American Funds International Portfolio	4,354	3,439	6,993	10,253
ING Artio Foreign Portfolio - Service Class	1,800	2,738	3,580	4,659
ING BlackRock Large Cap Growth Portfolio - Institutional Class	876	3,796	4,359	7,583
ING Clarion Global Real Estate Portfolio - Institutional Class	746	433	1,771	186
ING Clarion Global Real Estate Portfolio - Service Class	210	253	374	991

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING Clarion Real Estate Portfolio - Service Class	$ 465	$ 277	$ 1,596	$ 871
ING Evergreen Health Sciences Portfolio - Service Class	96	522	754	296
ING Evergreen Omega Portfolio - Institutional Class	893	1,593	2,164	3,126
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,196	3,270	2,739	6,525
ING FMRSM Diversified Mid Cap Portfolio - Service Class	394	290	693	459
ING Franklin Income Portfolio - Service Class	1,529	1,250	1,455	3,061
ING Franklin Mutual Shares Portfolio - Service Class	371	399	468	908
ING Global Resources Portfolio - Service Class	1,894	1,636	6,615	4,479
ING Growth and Income Portfolio II - Institutional Class	312	8,131	3,518	4,489
ING Growth and Income Portfolio II - Service Class	25	202	96	65
ING Index Plus International Equity Portfolio - Institutional Class	819	11,582	7,205	6,970
ING Index Plus International Equity Portfolio - Service Class	91	760	455	399
ING Janus Contrarian Portfolio - Service Class	1,141	251	416	126
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	2,238	1,619	3,140	4,970
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,522	1,436	2,576	3,197
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	128	433	434	1,477
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	26	10	90	79
ING JPMorgan Value Opportunities Portfolio - Institutional Class	599	11,256	2,789	8,707
ING JPMorgan Value Opportunities Portfolio - Service Class	155	1,615	414	567
ING LifeStyle Aggressive Growth Portfolio - Service Class	112	1,389	451	634
ING LifeStyle Growth Portfolio - Service Class	855	6,255	2,268	2,446
ING LifeStyle Moderate Growth Portfolio - Service Class	634	8,535	1,844	5,230
ING LifeStyle Moderate Portfolio - Service Class	2,131	10,332	3,075	4,713
ING Lord Abbett Affiliated Portfolio - Institutional Class	208	1,542	1,243	904
ING Lord Abbett Affiliated Portfolio - Service Class	130	175	215	294
ING Marsico Growth Portfolio - Service Class	487	549	716	651
ING Marsico International Opportunities Portfolio - Service Class	332	1,608	2,940	4,421
ING MFS Total Return Portfolio - Institutional Class	2,292	10,702	11,093	27,605
ING MFS Total Return Portfolio - Service Class	422	427	403	307
ING MFS Utilities Portfolio - Service Class	491	869	1,824	1,748
ING Oppenheimer Main Street Portfolio® - Institutional Class	153	1,661	461	991
ING Oppenheimer Main Street Portfolio® - Service Class	15	136	101	4
ING PIMCO High Yield Portfolio - Service Class	2,892	1,105	792	1,158
ING Pioneer Equity Income Portfolio - Institutional Class	431	1,439	553	1,211
ING Pioneer Fund Portfolio - Institutional Class	1,355	2,227	3,717	8,060
ING Pioneer Mid Cap Value Portfolio - Institutional Class	297	617	882	799
ING Pioneer Mid Cap Value Portfolio - Service Class	253	341	529	618
ING Retirement Growth Portfolio - Adviser Class	5,831	318	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	7,877	342	-	-
ING Retirement Moderate Portfolio - Adviser Class	9,334	434	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	$ 2,934	$ 2,316	$ 4,214	$ 1,017
ING T. Rowe Price Equity Income Portfolio - Service Class	2,085	1,488	2,369	2,018
ING Templeton Global Growth Portfolio - Service Class	70	134	102	481
ING Van Kampen Capital Growth Portfolio - Institutional Class	554	29,383	53,984	6,968
ING Van Kampen Growth and Income Portfolio - Service Class	175	313	335	195
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	199	88	101	189
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	26,385	93,406	108,397	100,604
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	275	545	613	358
ING American Century Large Company Value Portfolio - Service
Class	18	187	356	245
ING Baron Asset Portfolio - Service Class	18	30	313	339
ING Baron Small Cap Growth Portfolio - Service Class	420	730	731	983
ING Columbia Small Cap Value Portfolio - Service Class	41	279	547	941
ING Davis New York Venture Portfolio - Service Class	725	1,017	931	784
ING JPMorgan Mid Cap Value Portfolio - Service Class	231	312	391	803
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	458	2,870	724	5,348
ING Neuberger Berman Partners Portfolio - Initial Class	933	16,574	2,648	12,125
ING Neuberger Berman Partners Portfolio - Service Class	124	367	356	105
ING Oppenheimer Global Portfolio - Initial Class	4,431	12,950	14,308	28,000
ING Oppenheimer Strategic Income Portfolio - Initial Class	4,836	11,608	10,303	20,694
ING Oppenheimer Strategic Income Portfolio - Service Class	80	7	1	2
ING PIMCO Total Return Portfolio - Service Class	5,220	1,420	4,029	1,551
ING Pioneer High Yield Portfolio - Initial Class	4,998	5,315	19,577	1,914
ING Solution 2015 Portfolio - Service Class	866	421	2,713	888
ING Solution 2025 Portfolio - Service Class	694	468	1,453	1,646
ING Solution 2035 Portfolio - Service Class	926	188	1,353	1,080
ING Solution 2045 Portfolio - Service Class	312	110	1,265	1,322
ING Solution Income Portfolio - Service Class	849	887	652	317
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	790	5,050	9,749	10,843
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,804	5,255	5,385	10,058
ING Templeton Foreign Equity Portfolio - Initial Class	1,554	3,827	36,859	5,614
ING Templeton Foreign Equity Portfolio - Service Class	-	-	128	1,594
ING Thornburg Value Portfolio - Initial Class	1,604	2,893	880	4,961
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	481	3,119	2,055	6,208
ING Van Kampen Comstock Portfolio - Service Class	196	756	302	492
ING Van Kampen Equity and Income Portfolio - Initial Class	1,922	14,167	14,973	27,897

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	$ 1,811	$ 2,056	$ 2,563	$ 3,141
ING Strategic Allocation Growth Portfolio - Class I	1,628	1,894	4,894	4,113
ING Strategic Allocation Moderate Portfolio - Class I	1,819	1,984	3,608	3,566
ING Variable Funds:
ING Growth and Income Portfolio - Class I	13,004	32,475	31,980	59,186
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	475	16,889	1,435	5,799
ING GET U.S. Core Portfolio - Series 4	159	2,603	516	1,291
ING GET U.S. Core Portfolio - Series 5	62	232	429	531
ING GET U.S. Core Portfolio - Series 6	646	4,456	4,778	6,855
ING GET U.S. Core Portfolio - Series 7	264	2,092	3,411	5,807
ING GET U.S. Core Portfolio - Series 8	222	2,394	2,671	3,410
ING GET U.S. Core Portfolio - Series 9	183	1,200	2,157	3,141
ING GET U.S. Core Portfolio - Series 10	150	1,657	1,743	3,029
ING GET U.S. Core Portfolio - Series 11	294	2,035	1,957	3,231
ING GET U.S. Core Portfolio - Series 12	572	4,611	7,542	19,227
ING GET U.S. Core Portfolio - Series 13	656	4,591	2,428	14,348
ING GET U.S. Core Portfolio - Series 14	786	8,351	571	5,065
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	1,629	1,730	874	3,333
ING Index Plus LargeCap Portfolio - Class I	6,406	15,662	33,046	43,389
ING Index Plus MidCap Portfolio - Class I	445	1,052	2,235	2,366
ING Index Plus SmallCap Portfolio - Class I	292	551	690	1,380
ING International Index Portfolio - Class I	11,629	1,079	316	1
ING International Index Portfolio - Class S	56	19	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	143	9,345	912	3,309
ING Opportunistic Large Cap Portfolio - Class I	9,126	1,608	2,212	2,200
ING Opportunistic Large Cap Portfolio - Class S	10	298	99	288
ING Russell™ Large Cap Growth Index Portfolio - Class I	27,255	2,970	-	-
ING Russell™ Large Cap Index Portfolio - Class I	18,026	1,912	677	18
ING Russell™ Large Cap Value Index Portfolio - Class I	9,784	1,370	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	1,470	160	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	109	20	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	92	1	91	44
ING Russell™ Small Cap Index Portfolio - Class I	93	34	121	70
ING Small Company Portfolio - Class I	1,610	5,101	8,680	13,830
ING U.S. Bond Index Portfolio - Class I	812	247	343	252

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in Thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 461	$ 1,328	$ 1,999 $	1,542
ING MidCap Opportunities Portfolio - Class I	126	249	461	496
ING MidCap Opportunities Portfolio - Class S	174	838	425	2,724
ING SmallCap Opportunities Portfolio - Class I	69	296	515	192
ING SmallCap Opportunities Portfolio - Class S	104	468	622	1,233
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	6	2	4
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-	-	6
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	10
Janus Aspen Series Janus Portfolio - Institutional Shares	-	4	-	-
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	1	-	4
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	181	466	450	967
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	2	3	6	6
Oppenheimer Main Street Fund®/VA	5	34	114	96
Oppenheimer Main Street Small Cap Fund®/VA	102	44	78	50
Oppenheimer MidCap Fund/VA	294	145	57	153
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,987	3,809	4,953	2,900
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,845	2,009	2,437	2,080
Pioneer High Yield VCT Portfolio - Class I	316	201	186	952
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	611	4	-	-
Wanger Advisors Trust:
Wanger International	1,449	654	624	803
Wanger Select	1,298	1,241	792	1,412
Wanger USA	292	202	178	181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	15,047	12,433	2,614	9,363	10,112	(749)
AIM V.I. Core Equity Fund - Series I Shares	75,788	55,158	20,630	51,474	48,460	3,014
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	14,851	38,693	(23,842)	22,689	25,333	(2,644)
Federated Insurance Series:
Federated Capital Income Fund II	13	20,716	(20,703)	7,629	45,327	(37,698)
Federated Clover Value Fund II - Primary Shares	799	115,699	(114,900)	2,916	152,103	(149,187)
Federated Equity Income Fund II	420	38,414	(37,994)	1,455	71,692	(70,237)
Federated Fund for U.S. Government Securities II	158	20,472	(20,314)	3,660	18,972	(15,312)
Federated High Income Bond Fund II - Primary Shares	372	43,405	(43,033)	426	40,532	(40,106)
Federated International Equity Fund II	1,020	21,618	(20,598)	2,823	47,374	(44,551)
Federated Mid Cap Growth Strategies Fund II	744	40,712	(39,968)	5,490	58,051	(52,561)
Federated Prime Money Fund II	94,937	111,757	(16,820)	72,065	85,948	(13,883)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	273,940	1,141,026	(867,086)	834,814	2,680,366	(1,845,552)
Fidelity® VIP Growth Portfolio - Initial Class	84,281	148,777	(64,496)	118,381	187,521	(69,140)
Fidelity® VIP High Income Portfolio - Initial Class	52,727	44,351	8,376	1	803	(802)
Fidelity® VIP Overseas Portfolio - Initial Class	85,872	95,732	(9,860)	98,365	174,185	(75,820)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	628,677	1,570,891	(942,214)	1,475,694	3,637,598	(2,161,904)
Fidelity® VIP Index 500 Portfolio - Initial Class	39,274	245,309	(206,035)	76,883	319,320	(242,437)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1	4,478	(4,477)	1,885	10,993	(9,108)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	71,984	79,435	(7,451)	69,244	75,338	(6,094)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	123,503	898,954	(775,451)	429,348	1,846,534	(1,417,186)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	2,092,218	2,358,671	(266,453)	3,371,594	2,833,690	537,904
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,191	12,998	(8,807)	3,733	8,238	(4,505)
ING American Funds Growth Portfolio	277,156	543,521	(266,365)	792,784	1,167,629	(374,845)
ING American Funds Growth-Income Portfolio	199,214	425,532	(226,318)	595,310	1,055,808	(460,498)
ING American Funds International Portfolio	237,516	421,162	(183,646)	865,640	1,196,281	(330,641)
ING Artio Foreign Portfolio - Service Class	186,825	324,157	(137,332)	418,585	639,381	(220,796)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	190,264	625,964	(435,700)	324,330	1,157,718	(833,388)
ING Clarion Global Real Estate Portfolio - Institutional Class	98,855	68,330	30,525	204,007	42,042	161,965
ING Clarion Global Real Estate Portfolio - Service Class	35,469	43,225	(7,756)	84,622	151,775	(67,153)
ING Clarion Real Estate Portfolio - Service Class	78,663	64,129	14,534	169,087	145,215	23,872
ING Evergreen Health Sciences Portfolio - Service Class	24,224	68,498	(44,274)	60,573	32,341	28,232
ING Evergreen Omega Portfolio - Institutional Class	93,499	159,508	(66,009)	181,498	355,300	(173,802)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	246,515	523,391	(276,876)	566,900	1,122,475	(555,575)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	42,448	32,872	9,576	61,421	55,027	6,394
ING Franklin Income Portfolio - Service Class	215,074	210,719	4,355	421,258	600,010	(178,752)
ING Franklin Mutual Shares Portfolio - Service Class	65,643	66,760	(1,117)	135,252	184,776	(49,524)
ING Global Resources Portfolio - Service Class	323,567	296,460	27,107	531,009	566,735	(35,726)
ING Growth and Income Portfolio II - Institutional Class	51,716	1,460,505	(1,408,789)	257,708	743,831	(486,123)
ING Growth and Income Portfolio II - Service Class	4,868	37,163	(32,295)	2,438	8,407	(5,969)
ING Index Plus International Equity Portfolio - Institutional Class	78,252	1,922,322	(1,844,070)	342,220	1,087,214	(744,994)
ING Index Plus International Equity Portfolio - Service Class	10,088	102,133	(92,045)	23,405	46,680	(23,275)
ING Janus Contrarian Portfolio - Service Class	212,435	52,267	160,168	48,649	22,726	25,923
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	232,513	188,745	43,768	330,835	500,208	(169,373)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	182,617	128,172	54,445	127,532	193,737	(66,205)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	25,050	62,483	(37,433)	72,598	184,100	(111,502)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,312	935	1,377	8,569	8,448	121
ING JPMorgan Value Opportunities Portfolio - Institutional Class	63,775	1,481,730	(1,417,955)	524,861	1,340,108	(815,247)
ING JPMorgan Value Opportunities Portfolio - Service Class	13,095	207,888	(194,793)	13,503	54,762	(41,259)
ING LifeStyle Aggressive Growth Portfolio - Service Class	38,189	185,918	(147,729)	65,929	93,526	(27,597)
ING LifeStyle Growth Portfolio - Service Class	115,279	738,752	(623,473)	375,594	422,777	(47,183)
ING LifeStyle Moderate Growth Portfolio - Service Class	88,325	952,120	(863,795)	457,702	830,283	(372,581)
ING LifeStyle Moderate Portfolio - Service Class	285,685	1,141,364	(855,679)	497,420	692,957	(195,537)
ING Lord Abbett Affiliated Portfolio - Institutional Class	49,183	236,015	(186,832)	119,621	179,210	(59,589)
ING Lord Abbett Affiliated Portfolio - Service Class	21,080	25,670	(4,590)	35,575	55,880	(20,305)
ING Marsico Growth Portfolio - Service Class	74,585	82,980	(8,395)	94,737	93,179	1,558
ING Marsico International Opportunities Portfolio - Service Class	53,501	192,342	(138,841)	291,477	486,658	(195,181)
ING MFS Total Return Portfolio - Institutional Class	370,074	1,337,672	(967,598)	1,274,229	3,751,296	(2,477,067)
ING MFS Total Return Portfolio - Service Class	35,478	40,175	(4,697)	29,724	38,146	(8,422)
ING MFS Utilities Portfolio - Service Class	52,339	91,416	(39,077)	107,394	138,813	(31,419)
ING Oppenheimer Main Street Portfolio® - Institutional Class	25,990	212,767	(186,777)	90,194	137,712	(47,518)
ING Oppenheimer Main Street Portfolio® - Service Class	1,818	15,973	(14,155)	8,660	454	8,206
ING PIMCO High Yield Portfolio - Service Class	254,085	105,594	148,491	72,295	121,514	(49,219)
ING Pioneer Equity Income Portfolio - Institutional Class	166,042	340,651	(174,609)	131,663	225,753	(94,090)
ING Pioneer Fund Portfolio - Institutional Class	168,119	272,504	(104,385)	319,611	793,165	(473,554)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	53,856	97,088	(43,232)	113,260	123,148	(9,888)
ING Pioneer Mid Cap Value Portfolio - Service Class	51,790	66,134	(14,344)	88,473	105,774	(17,301)
ING Retirement Growth Portfolio - Adviser Class	633,277	33,374	599,903	-	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	854,517	59,018	795,499	-	-	-
ING Retirement Moderate Portfolio - Adviser Class	995,166	79,793	915,373	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	324,960	284,558	40,402	289,860	129,004	160,856
ING T. Rowe Price Equity Income Portfolio - Service Class	258,791	225,432	33,359	276,869	286,826	(9,957)
ING Templeton Global Growth Portfolio - Service Class	16,116	25,672	(9,556)	44,848	92,246	(47,398)
ING Van Kampen Capital Growth Portfolio - Institutional Class	142,101	4,534,317	(4,392,216)	5,562,263	1,170,047	4,392,216

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	22,385	37,254	(14,869)	38,785	34,919	3,866
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	31,762	13,261	18,501	18,238	31,664	(13,426)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	5,713,101	10,634,733	(4,921,632)	16,497,663	16,723,037	(225,374)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	40,359	55,373	(15,014)	49,253	32,956	16,297
ING American Century Large Company Value Portfolio - Service Class	3,193	24,361	(21,168)	30,053	29,774	279
ING Baron Asset Portfolio - Service Class	2,824	4,752	(1,928)	32,792	54,118	(21,326)
ING Baron Small Cap Growth Portfolio - Service Class	66,262	97,489	(31,227)	109,147	139,596	(30,449)
ING Columbia Small Cap Value Portfolio - Service Class	22,323	55,869	(33,546)	100,634	150,467	(49,833)
ING Davis New York Venture Portfolio - Service Class	139,831	164,697	(24,866)	143,643	133,282	10,361
ING JPMorgan Mid Cap Value Portfolio - Service Class	66,213	57,313	8,900	20,636	57,012	(36,376)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	68,170	333,603	(265,433)	207,906	679,501	(471,595)
ING Neuberger Berman Partners Portfolio - Initial Class	95,326	2,709,428	(2,614,102)	520,373	1,503,933	(983,560)
ING Neuberger Berman Partners Portfolio - Service Class	26,768	68,355	(41,587)	51,028	13,596	37,432
ING Oppenheimer Global Portfolio - Initial Class	361,352	1,528,009	(1,166,657)	864,388	2,876,782	(2,012,394)
ING Oppenheimer Strategic Income Portfolio - Initial Class	738,914	1,524,521	(785,607)	2,075,003	3,275,379	(1,200,376)
ING Oppenheimer Strategic Income Portfolio - Service Class	8,318	563	7,755	12	139	(127)
ING PIMCO Total Return Portfolio - Service Class	411,921	184,842	227,079	333,457	177,217	156,240
ING Pioneer High Yield Portfolio - Initial Class	558,294	690,660	(132,366)	2,038,499	324,372	1,714,127
ING Solution 2015 Portfolio - Service Class	85,865	54,725	31,140	284,879	124,608	160,271
ING Solution 2025 Portfolio - Service Class	94,029	76,134	17,895	215,667	220,701	(5,034)
ING Solution 2035 Portfolio - Service Class	108,568	26,722	81,846	198,152	166,100	32,052
ING Solution 2045 Portfolio - Service Class	41,522	18,629	22,893	136,159	139,593	(3,434)
ING Solution Income Portfolio - Service Class	45,268	57,471	(12,203)	80,477	47,124	33,353
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	221,453	675,726	(454,273)	526,043	1,274,943	(748,900)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	158,459	310,627	(152,168)	141,950	491,769	(349,819)
ING Templeton Foreign Equity Portfolio - Initial Class	372,466	711,560	(339,094)	3,810,092	898,839	2,911,253

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service Class	11	11	-	16,208	136,914	(120,706)
ING Thornburg Value Portfolio - Initial Class	143,357	276,675	(133,318)	218,137	634,560	(416,423)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	50,284	324,188	(273,904)	212,690	620,217	(407,527)
ING Van Kampen Comstock Portfolio - Service Class	24,019	86,403	(62,384)	25,861	53,329	(27,468)
ING Van Kampen Equity and Income Portfolio - Initial Class	277,154	1,577,239	(1,300,085)	1,386,209	3,337,397	(1,951,188)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	84,168	140,161	(55,993)	79,605	191,703	(112,098)
ING Strategic Allocation Growth Portfolio - Class I	35,818	172,862	(137,044)	291,790	296,694	(4,904)
ING Strategic Allocation Moderate Portfolio - Class I	50,859	147,962	(97,103)	99,048	222,583	(123,535)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,402,356	2,163,221	(760,865)	3,552,279	4,068,096	(515,817)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	18,840	1,693,803	(1,674,963)	148,653	678,099	(529,446)
ING GET U.S. Core Portfolio - Series 4	2,902	250,279	(247,377)	82,905	199,364	(116,459)
ING GET U.S. Core Portfolio - Series 5	8,447	28,132	(19,685)	36,058	83,456	(47,398)
ING GET U.S. Core Portfolio - Series 6	48,310	427,379	(379,069)	54,952	662,633	(607,681)
ING GET U.S. Core Portfolio - Series 7	5,681	191,041	(185,360)	74,649	605,594	(530,945)
ING GET U.S. Core Portfolio - Series 8	11,515	230,339	(218,824)	6,622	306,336	(299,714)
ING GET U.S. Core Portfolio - Series 9	18,353	123,182	(104,829)	4,208	289,438	(285,230)
ING GET U.S. Core Portfolio - Series 10	8,470	164,985	(156,515)	16,730	295,504	(278,774)
ING GET U.S. Core Portfolio - Series 11	2,059	187,548	(185,489)	1,370	301,967	(300,597)
ING GET U.S. Core Portfolio - Series 12	2,465	425,873	(423,408)	1,882,165	3,654,875	(1,772,710)
ING GET U.S. Core Portfolio - Series 13	60,925	483,678	(422,753)	1,903,461	3,264,066	(1,360,605)
ING GET U.S. Core Portfolio - Series 14	1,106,881	1,906,670	(799,789)	134,462	595,067	(460,605)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	542,180	541,427	753	375,560	958,813	(583,253)
ING Index Plus LargeCap Portfolio - Class I	1,279,906	2,757,182	(1,477,276)	2,664,957	4,441,285	(1,776,328)
ING Index Plus MidCap Portfolio - Class I	57,554	90,970	(33,416)	56,762	135,835	(79,073)
ING Index Plus SmallCap Portfolio - Class I	53,811	73,198	(19,387)	43,798	106,597	(62,799)
ING International Index Portfolio - Class I	1,056,564	102,833	953,731	35,557	25	35,532
ING International Index Portfolio - Class S	4,775	1,450	3,325	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	13,737	1,053,829	(1,040,092)	144,195	384,305	(240,110)
ING Opportunistic Large Cap Portfolio - Class I	731,488	122,505	608,983	40,246	103,713	(63,467)
ING Opportunistic Large Cap Portfolio - Class S	1,521	40,468	(38,947)	24,842	53,948	(29,106)
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,724,954	266,795	2,458,159	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	1,737,460	183,155	1,554,305	99,969	3,589	96,380
ING Russell™ Large Cap Value Index Portfolio - Class I	925,886	113,716	812,170	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	137,754	12,385	125,369	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	9,834	1,976	7,858	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	16,541	2,210	14,331	12,024	7,092	4,932
ING Russell™ Small Cap Index Portfolio - Class I	13,743	4,745	8,998	14,079	9,007	5,072
ING Small Company Portfolio - Class I	166,607	388,193	(221,586)	361,534	987,127	(625,593)
ING U.S. Bond Index Portfolio - Class I	80,002	26,463	53,539	35,241	25,813	9,428
ING Variable Products Trust:
ING International Value Portfolio - Class I	51,096	141,564	(90,468)	124,856	131,674	(6,818)
ING MidCap Opportunities Portfolio - Class I	19,819	33,072	(13,253)	44,028	46,805	(2,777)
ING MidCap Opportunities Portfolio - Class S	43,046	115,337	(72,291)	187,520	384,593	(197,073)
ING SmallCap Opportunities Portfolio - Class I	13,871	42,808	(28,937)	53,788	27,819	25,969
ING SmallCap Opportunities Portfolio - Class S	64,317	120,283	(55,966)	124,585	269,185	(144,600)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	175	(175)	-	127	(127)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	6	(6)	7	180	(173)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	411	(411)
Janus Aspen Series Janus Portfolio - Institutional Shares	4	290	(286)	-	2	(2)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	56	(56)	-	152	(152)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	52,626	85,669	(33,043)	62,246	114,324	(52,078)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	132	(132)	-	213	(213)
Oppenheimer Main Street Fund®/VA	25	3,800	(3,775)	13,455	13,761	(306)
Oppenheimer Main Street Small Cap Fund®/VA	13,285	7,094	6,191	6,905	6,669	236
Oppenheimer MidCap Fund/VA	43,038	22,863	20,175	5,708	15,287	(9,579)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	475,341	336,948	138,393	415,801	266,627	149,174
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	404,192	291,554	112,638	235,013	264,415	(29,402)
Pioneer High Yield VCT Portfolio - Class I	30,462	25,542	4,920	19,880	99,561	(79,681)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	93,456	2,976	90,480	-	-	-
Wanger Advisors Trust:
Wanger International	189,878	93,957	95,921	64,931	104,899	(39,968)
Wanger Select	166,783	167,389	(606)	70,554	124,853	(54,299)
Wanger USA	30,356	21,192	9,164	15,180	18,603	(3,423)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	5,586.425	$8.66 to $9.73	$ 51,182
Contracts in accumulation period:
Non-Qualified V	11,632.060	7.82	90,963
Non-Qualified V (0.75)	60,804.205	8.25	501,635
Non-Qualified IX	350.686	7.61	2,669
Non-Qualified XII	10.029	8.20	82
Non-Qualified XXIII	100.532	8.27	831
Non-Qualified XXIV	20.771	8.33	173
	78,504.708		$ 647,535
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	17,666.877	$11.78 to $12.38	$ 218,377
Contracts in accumulation period:
Non-Qualified V	68,360.280	9.29	635,067
Non-Qualified V (0.75)	60,544.476	9.80	593,336
Non-Qualified IX	2,260.714	9.05	20,459
Non-Qualified XII	15.213	9.75	148
Non-Qualified XX	4,355.983	14.54	63,336
Non-Qualified XXIII	1,851.280	9.57	17,717
Non-Qualified XXIV	418.731	9.64	4,037
	155,473.554		$ 1,552,477
Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	3,479.675	$ 20.75	$ 72,203
Non-Qualified V (0.75)	25,301.445	22.24	562,704
Non-Qualified VII	33,076.447	11.42	377,733
Non-Qualified VIII	7,892.223	11.64	91,865
Non-Qualified IX	6,744.054	20.10	135,555
Non-Qualified XXIII	151.154	9.31	1,407
	76,644.998		$ 1,241,467
Federated Capital Income Fund II
Currently payable annuity contracts:	395.298	$ 17.19	$ 6,795
Contracts in accumulation period:
Non-Qualified VII	90,913.375	16.82	1,529,163
Non-Qualified VIII	58.451	14.18	829
	91,367.124		$ 1,536,787
Federated Clover Value Fund II - Primary Shares
Currently payable annuity contracts:	1,215.321	$ 20.27	$ 24,635
Contracts in accumulation period:
Non-Qualified VII	383,806.585	19.84	7,614,723
Non-Qualified VIII	103.367	14.46	1,495
	385,125.273		$ 7,640,853

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Equity Income Fund II
Currently payable annuity contracts:	5,962.211	$ 11.50	$ 68,565
Contracts in accumulation period:
Non-Qualified VII	161,165.541	13.32	2,146,725
	167,127.752		$ 2,215,290
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	88,401.267	$ 18.27	$ 1,615,091

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,713.841	$ 22.43	$ 38,441
Contracts in accumulation period:
Non-Qualified VII	194,788.150	21.95	4,275,600
	196,501.991		$ 4,314,041
Federated International Equity Fund II
Currently payable annuity contracts:	894.932	$ 16.46	$ 14,731
Contracts in accumulation period:
Non-Qualified VII	98,065.384	16.10	1,578,853
Non-Qualified VIII	113.882	15.05	1,714
	99,074.198		$ 1,595,298
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	114,234.907	$ 21.22	$ 2,424,065

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	111,038.023	$ 13.53	$ 1,502,344

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	186,032.449	$ 19.35	$ 3,599,728
Non-Qualified V (0.75)	444,584.828	20.74	9,220,689
Non-Qualified VII	1,083,755.864	22.81	24,720,471
Non-Qualified VIII	249,676.845	16.60	4,144,636
Non-Qualified IX	15,585.394	18.74	292,070
Non-Qualified X	10,878.886	19.35	210,506
Non-Qualified XII	6,962.806	11.80	82,161
Non-Qualified XIII	736,760.716	11.39	8,391,705
Non-Qualified XIV	978,625.788	11.00	10,764,884
Non-Qualified XV	296,022.762	10.81	3,200,006
Non-Qualified XVI	37,060.121	10.34	383,202
Non-Qualified XVIII	8,288.697	9.91	82,141
Non-Qualified XIX	42,832.700	10.05	430,469
Non-Qualified XX	5,389.670	12.33	66,455
Non-Qualified XXIII	22,349.618	8.89	198,688
Non-Qualified XXIV	11,028.952	8.96	98,819
	4,135,836.096		$ 65,886,630

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	148,638.705	$ 15.71	$ 2,335,114
Non-Qualified V (0.75)	322,942.324	16.83	5,435,119
Non-Qualified IX	9,932.149	15.21	151,068
Non-Qualified X	1,846.742	15.71	29,012
Non-Qualified XII	10,084.291	10.13	102,154
Non-Qualified XX	2,237.260	11.58	25,907
Non-Qualified XXIII	18,622.082	8.00	148,977
Non-Qualified XXIV	48,436.029	8.06	390,394
	562,739.582		$ 8,617,745
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	16,029.856	$11.28 to $13.09	$ 192,189

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	92,766.643	$ 16.64	$ 1,543,637
Non-Qualified V (0.75)	202,520.621	17.84	3,612,968
Non-Qualified IX	1,419.011	16.12	22,874
Non-Qualified X	35.515	16.64	591
Non-Qualified XII	989.186	12.38	12,246
Non-Qualified XX	6,206.531	15.16	94,091
Non-Qualified XXIII	7,074.699	8.28	58,579
Non-Qualified XXIV	12,763.731	8.35	106,577
	323,775.937		$ 5,451,563
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	336,876.315	$ 28.22	$ 9,506,650
Non-Qualified V (0.75)	799,498.256	30.25	24,184,822
Non-Qualified VII	1,129,599.456	30.73	34,712,591
Non-Qualified VIII	223,106.816	24.99	5,575,439
Non-Qualified IX	19,741.076	27.34	539,721
Non-Qualified X	8,960.634	28.22	252,869
Non-Qualified XII	46,297.414	16.81	778,260
Non-Qualified XIII	1,220,934.049	15.56	18,997,734
Non-Qualified XIV	1,396,280.269	15.03	20,986,092
Non-Qualified XV	455,692.460	14.77	6,730,578
Non-Qualified XVI	85,094.158	11.70	995,602
Non-Qualified XVIII	7,162.272	11.22	80,361
Non-Qualified XIX	68,556.178	11.38	780,169
Non-Qualified XX	45,164.650	16.00	722,634
Non-Qualified XXII	2,585.802	9.74	25,186
Non-Qualified XXIII	61,424.941	9.29	570,638
Non-Qualified XXIV	120,815.348	9.36	1,130,832
	6,027,790.094		$ 126,570,178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	943,813.174	$ 21.07	$ 19,886,144
Non-Qualified VIII	166,986.452	17.84	2,979,038
	1,110,799.626		$ 22,865,182
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	47,537.619	$ 19.22	$ 913,673

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	41,023.651	$ 14.85	$ 609,201
Non-Qualified V (0.75)	165,404.812	15.49	2,562,121
Non-Qualified IX	3,081.226	14.54	44,801
Non-Qualified XII	4,315.200	15.42	66,540
Non-Qualified XX	1,952.827	15.09	29,468
Non-Qualified XXIII	7,167.524	9.03	64,723
	222,945.240		$ 3,376,854
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	978,929.414	$9.00 to $34.05	$ 23,309,749
Contracts in accumulation period:
Non-Qualified V	602,421.255	25.04	15,084,628
Non-Qualified V (0.75)	329,103.001	26.83	8,829,834
Non-Qualified VI	11,991.440	21.20	254,219
Non-Qualified VII	608,566.528	24.12	14,678,625
Non-Qualified VIII	143,202.471	17.35	2,484,563
Non-Qualified IX	8,319.193	24.25	201,740
Non-Qualified X	94,481.036	25.83	2,440,445
Non-Qualified XI	1,346.762	21.87	29,454
Non-Qualified XII	4,211.495	12.67	53,360
Non-Qualified XIII	462,951.139	12.19	5,643,374
Non-Qualified XIV	403,317.619	11.77	4,747,048
Non-Qualified XV	173,958.516	11.57	2,012,700
Non-Qualified XVI	18,337.978	9.69	177,695
Non-Qualified XVIII	3,271.304	9.29	30,390
Non-Qualified XIX	7,553.510	9.42	71,154
Non-Qualified XXII	4,725.214	9.46	44,701
Non-Qualified XXIII	42,035.776	9.46	397,658
Non-Qualified XXIV	2,489.022	9.53	23,720
	3,901,212.673		$ 80,515,057

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	352,060.044	$11.27 to $83.24	$ 8,860,597
Contracts in accumulation period:
Non-Qualified V	448,725.230	20.66	9,270,663
Non-Qualified V (0.75)	669,888.182	22.14	14,831,324
Non-Qualified VI	2,372.647	19.00	45,080
Non-Qualified VII	807,364.399	19.91	16,074,625
Non-Qualified VIII	253,689.102	17.22	4,368,526
Non-Qualified IX	3,657.878	20.01	73,194
Non-Qualified X	80,339.486	21.05	1,691,146
Non-Qualified XI	1,847.267	19.36	35,763
Non-Qualified XII	452.302	15.79	7,142
Non-Qualified XIII	1,038,721.417	15.43	16,027,471
Non-Qualified XIV	1,115,645.863	14.90	16,623,123
Non-Qualified XV	467,820.645	14.65	6,853,572
Non-Qualified XVI	260,531.952	14.01	3,650,053
Non-Qualified XVIII	18,195.705	13.43	244,368
Non-Qualified XIX	425,599.045	13.62	5,796,659
Non-Qualified XX	4,203.402	12.60	52,963
Non-Qualified XXII	1,411.254	10.80	15,242
Non-Qualified XXIII	11,346.040	10.40	117,999
Non-Qualified XXIV	16,917.694	10.48	177,297
	5,980,789.554		$ 104,816,807
ING American Funds Growth Portfolio
Currently payable annuity contracts:	186,722.884	$ 11.09	$ 2,070,757
Contracts in accumulation period:
Non-Qualified XIII	379,648.530	10.96	4,160,948
Non-Qualified XIV	460,754.839	10.79	4,971,545
Non-Qualified XV	242,808.826	10.71	2,600,483
Non-Qualified XVI	18,710.976	10.68	199,833
Non-Qualified XVIII	2,436.161	10.43	25,409
Non-Qualified XIX	35,933.621	10.51	377,662
	1,327,015.837		$ 14,406,637
ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	186,767.132	$ 9.76	$ 1,822,847
Contracts in accumulation period:
Non-Qualified XIII	307,722.097	10.06	3,095,684
Non-Qualified XIV	484,756.031	9.91	4,803,932
Non-Qualified XV	251,712.756	9.83	2,474,336
Non-Qualified XVI	11,866.370	9.80	116,290
Non-Qualified XVIII	6,579.625	9.58	63,033
Non-Qualified XIX	12,263.510	9.65	118,343
	1,261,667.521		$ 12,494,465

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
Currently payable annuity contracts:	153,839.204	$ 14.28	$ 2,196,824
Contracts in accumulation period:
Non-Qualified XIII	306,634.708	14.16	4,341,947
Non-Qualified XIV	468,625.969	13.94	6,532,646
Non-Qualified XV	203,080.341	13.83	2,808,601
Non-Qualified XVI	9,095.359	13.79	125,425
Non-Qualified XVIII	1,780.034	13.47	23,977
Non-Qualified XIX	29,849.968	13.58	405,363
	1,172,905.583		$ 16,434,783
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	14,681.607	$ 12.91	$ 189,540
Non-Qualified V (0.75)	316,977.459	13.28	4,209,461
Non-Qualified XIII	158,704.112	8.33	1,322,005
Non-Qualified XIV	113,425.976	8.24	934,630
Non-Qualified XV	48,431.044	8.19	396,650
Non-Qualified XVI	2,115.842	8.18	17,308
Non-Qualified XVIII	672.902	8.04	5,410
Non-Qualified XIX	3,245.728	8.09	26,258
Non-Qualified XX	840.126	13.13	11,031
Non-Qualified XXIII	5,105.548	7.88	40,232
	664,200.344		$ 7,152,525
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	238,926.996	$7.60 to $7.70	$ 1,816,086
Contracts in accumulation period:
Non-Qualified V	158,773.462	8.09	1,284,477
Non-Qualified V (0.75)	207,658.322	8.20	1,702,798
Non-Qualified VII	742,245.229	7.57	5,618,796
Non-Qualified VIII	83,750.591	7.60	636,504
Non-Qualified IX	4,783.932	8.03	38,415
Non-Qualified X	8,553.509	8.10	69,283
Non-Qualified XII	4,129.806	8.19	33,823
Non-Qualified XIII	581,106.184	7.67	4,457,084
Non-Qualified XIV	782,479.496	7.60	5,946,844
Non-Qualified XV	307,528.745	7.57	2,327,993
Non-Qualified XVI	4,210.501	7.56	31,831
Non-Qualified XVIII	4,957.402	7.47	37,032
Non-Qualified XIX	14,878.607	7.50	111,590
Non-Qualified XX	888.413	8.16	7,249
Non-Qualified XXIII	7,694.651	9.28	71,406
Non-Qualified XXIV	13,645.682	9.35	127,587
	3,166,211.528		$ 24,318,798

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	18,392.763	$ 8.85	$ 162,776
Non-Qualified V (0.75)	154,656.145	8.91	1,377,986
Non-Qualified IX	8,240.160	8.82	72,678
Non-Qualified XII	11,201.315	8.90	99,692
	192,490.383		$ 1,713,132
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	63,621.244	$ 9.65	$ 613,945
Non-Qualified XIV	34,959.596	9.54	333,515
Non-Qualified XV	11,938.508	9.49	113,296
Non-Qualified XVI	881.607	9.47	8,349
Non-Qualified XVIII	388.787	9.31	3,620
Non-Qualified XIX	4,858.828	9.36	45,479
	116,648.570		$ 1,118,204
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,816.840	$ 8.14	$ 177,589
Non-Qualified V (0.75)	153,116.502	8.29	1,269,336
Non-Qualified IX	1,906.851	8.07	15,388
Non-Qualified XII	3,316.297	8.28	27,459
Non-Qualified XX	7,077.558	8.23	58,248
Non-Qualified XXIII	581.486	8.68	5,047
	187,815.534		$ 1,553,067
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,861.590	$ 11.29	$ 66,177
Non-Qualified V (0.75)	17,823.797	11.55	205,865
Non-Qualified XII	288.738	11.53	3,329
Non-Qualified XX	680.840	11.44	7,789
	24,654.965		$ 283,160
ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	78,528.615	$12.12 to $12.63	$ 991,628
Contracts in accumulation period:
Non-Qualified VII	242,317.102	11.82	2,864,188
Non-Qualified VIII	853.968	11.90	10,162
Non-Qualified XIII	133,378.496	13.45	1,793,941
Non-Qualified XIV	160,854.097	13.26	2,132,925
Non-Qualified XV	76,749.909	13.16	1,010,029
Non-Qualified XVI	5,875.366	13.13	77,144
Non-Qualified XVIII	7,048.097	12.85	90,568
Non-Qualified XIX	1,462.100	12.94	18,920
	707,067.750		$ 8,989,505

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	189,995.699	$ 9.36	$ 1,778,360
Contracts in accumulation period:
Non-Qualified VII	431,214.731	9.24	3,984,424
Non-Qualified VIII	133,777.239	9.29	1,242,791
Non-Qualified XIII	395,312.836	9.39	3,711,988
Non-Qualified XIV	396,490.618	9.29	3,683,398
Non-Qualified XV	157,489.341	9.23	1,453,627
Non-Qualified XVI	13,780.124	9.22	127,053
Non-Qualified XVIII	8,714.848	9.06	78,957
Non-Qualified XIX	9,696.318	9.11	88,333
	1,736,471.754		$ 16,148,931
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	19,538.461	$ 12.20	$ 238,369
Non-Qualified V (0.75)	66,005.879	12.49	824,413
Non-Qualified IX	1,178.453	12.06	14,212
Non-Qualified XII	2,621.363	12.46	32,662
Non-Qualified XX	8,497.689	12.38	105,201
Non-Qualified XXIII	2,344.930	9.25	21,691
	100,186.775		$ 1,236,548
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	168,180.835	$ 10.21	$ 1,717,126
Non-Qualified XIV	173,291.861	10.10	1,750,248
Non-Qualified XV	92,866.352	10.04	932,378
Non-Qualified XVI	861.601	10.02	8,633
Non-Qualified XVIII	1,274.858	9.85	12,557
Non-Qualified XIX	17,535.071	9.91	173,773
	454,010.578		$ 4,594,715
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	100,587.467	$ 9.21	$ 926,411
Non-Qualified XIV	110,531.036	9.14	1,010,254
Non-Qualified XV	32,737.684	9.10	297,913
Non-Qualified XVI	897.740	9.09	8,160
Non-Qualified XVIII	1,420.551	8.97	12,742
Non-Qualified XIX	10,430.981	9.01	93,983
	256,605.459		$ 2,349,463

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	119,040.324	$ 10.65	$ 1,267,779
Non-Qualified V (0.75)	423,671.754	10.82	4,584,128
Non-Qualified VII	41,961.894	11.18	469,134
Non-Qualified IX	9,296.175	10.57	98,261
Non-Qualified X	2,441.915	10.65	26,006
Non-Qualified XII	12,298.974	10.80	132,829
Non-Qualified XIII	90,284.659	10.46	944,378
Non-Qualified XIV	70,791.643	10.35	732,694
Non-Qualified XV	26,729.497	10.29	275,047
Non-Qualified XVI	3,476.228	10.27	35,701
Non-Qualified XVIII	290.981	10.10	2,939
Non-Qualified XIX	4,071.905	10.15	41,330
Non-Qualified XX	1,960.368	10.75	21,074
Non-Qualified XXIII	12,222.783	8.46	103,405
	818,539.100		$ 8,734,705
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	43.489	$ 7.18	$ 312
Non-Qualified V (0.75)	179,920.171	7.24	1,302,622
Non-Qualified IX	620.154	7.15	4,434
Non-Qualified XII	5,440.390	7.24	39,388
Non-Qualified XX	66.494	7.22	480
	186,090.698		$ 1,347,236
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	185,985.586	$ 16.47	$ 3,063,183
Non-Qualified VIII	26,228.861	16.58	434,875
Non-Qualified XIII	78,938.243	12.94	1,021,461
Non-Qualified XIV	89,400.676	12.80	1,144,329
Non-Qualified XV	33,655.177	12.73	428,430
Non-Qualified XVI	4,103.643	12.70	52,116
Non-Qualified XVIII	1,198.185	12.49	14,965
Non-Qualified XIX	2,519.969	12.56	31,651
	422,030.340		$ 6,191,010
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	35,236.051	$ 20.05	$ 706,483
Non-Qualified V (0.75)	338,692.663	20.52	6,949,973
Non-Qualified IX	18,351.226	19.81	363,538
Non-Qualified XII	1,243.809	20.47	25,461
Non-Qualified XX	6,304.098	20.33	128,162
Non-Qualified XXIII	3,385.700	10.01	33,891
	403,213.547		$ 8,207,508

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	70,121.472	$ 11.36	$ 796,580
Non-Qualified XIV	80,748.003	11.20	904,378
Non-Qualified XV	21,962.536	11.12	244,223
Non-Qualified XVI	1,861.730	11.10	20,665
Non-Qualified XVIII	107.850	10.86	1,171
Non-Qualified XIX	3,008.876	10.94	32,917
	177,810.467		$ 1,999,934
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	2,267.372	$ 10.99	$ 24,918
Non-Qualified V (0.75)	10,393.193	11.25	116,923
Non-Qualified XXIII	172.740	9.31	1,608
	12,833.305		$ 143,449
ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	67,092.238	$ 8.21	$ 550,827
Non-Qualified V (0.75)	294,077.378	8.36	2,458,487
Non-Qualified IX	4,629.776	8.14	37,686
Non-Qualified XII	6,510.010	8.35	54,359
Non-Qualified XX	2,692.930	8.30	22,351
Non-Qualified XXIII	6,520.326	9.04	58,944
	381,522.658		$ 3,182,654
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	17,654.939	$ 8.25	$ 145,653
Non-Qualified XIV	30,398.993	8.16	248,056
Non-Qualified XV	12,455.440	8.12	101,138
Non-Qualified XVI	647.490	8.10	5,245
	61,156.862		$ 500,092
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,277.103	$ 9.99	$ 132,638
Non-Qualified V (0.75)	98,865.818	10.23	1,011,397
Non-Qualified IX	2,398.007	9.87	23,668
Non-Qualified XII	1,330.779	10.20	13,574
Non-Qualified XIII	9,310.485	8.64	80,443
Non-Qualified XIV	23,541.667	8.54	201,046
Non-Qualified XV	9,535.145	8.49	80,953
Non-Qualified XVI	2,531.337	8.48	21,466
Non-Qualified XIX	2,268.300	8.38	19,008
Non-Qualified XXIII	1,205.413	9.08	10,945
	164,264.054		$ 1,595,138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	22,921.315	$ 12.28	$ 281,474
Non-Qualified V (0.75)	98,497.138	12.57	1,238,109
Non-Qualified VII	153,348.848	8.58	1,315,733
Non-Qualified VIII	7,501.688	8.63	64,740
Non-Qualified IX	2,847.746	12.14	34,572
Non-Qualified XII	3,513.799	12.54	44,063
Non-Qualified XIII	65,179.522	12.45	811,485
Non-Qualified XIV	91,953.650	12.28	1,129,191
Non-Qualified XV	26,140.644	12.19	318,654
Non-Qualified XVI	9,593.681	12.16	116,659
Non-Qualified XIX	4,414.567	11.99	52,931
Non-Qualified XX	297.314	12.46	3,705
Non-Qualified XXIII	2,127.231	8.23	17,507
	488,337.143		$ 5,428,823
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,055,337.324	$ 10.60	$ 11,186,576
Non-Qualified VIII	251,456.837	10.68	2,685,559
Non-Qualified XIII	1,106,608.392	10.83	11,984,569
Non-Qualified XIV	1,386,918.314	10.68	14,812,288
Non-Qualified XV	470,787.308	10.60	4,990,345
Non-Qualified XVI	63,883.921	10.57	675,253
Non-Qualified XVIII	12,436.540	10.35	128,718
Non-Qualified XIX	19,765.623	10.42	205,958
	4,367,194.259		$ 46,669,266
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	8,680.628	$ 12.76	$ 110,765
Non-Qualified V (0.75)	80,830.995	13.20	1,066,969
Non-Qualified IX	681.186	13.08	8,910
Non-Qualified XII	5,614.278	13.15	73,828
Non-Qualified XX	1,163.944	13.02	15,155
Non-Qualified XXIII	1,247.838	9.87	12,316
	98,218.869		$ 1,287,943
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	34,396.964	$ 14.96	$ 514,579
Non-Qualified V (0.75)	98,842.255	15.31	1,513,275
Non-Qualified IX	1,802.679	14.78	26,644
Non-Qualified XII	1,112.800	15.28	17,004
Non-Qualified XX	9,650.574	15.17	146,399
Non-Qualified XXIII	2,238.168	9.18	20,546
	148,043.440		$ 2,238,447

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,450.637	$ 12.93	$ 212,707
Non-Qualified V (0.75)	156,647.327	13.24	2,074,011
Non-Qualified VII	154,484.738	12.88	1,989,763
Non-Qualified VIII	10,442.109	12.97	135,434
Non-Qualified IX	6,480.241	12.78	82,817
Non-Qualified XII	246.009	13.21	3,250
Non-Qualified XX	1,456.824	13.11	19,099
Non-Qualified XXII	931.714	12.22	11,386
Non-Qualified XXIII	169.356	11.87	2,010
	347,308.955		$ 4,530,477
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	80,172.599	$ 7.00	$ 561,208
Non-Qualified V (0.75)	226,769.718	7.13	1,616,868
Non-Qualified IX	3,810.384	6.93	26,406
Non-Qualified XII	12,094.669	7.11	85,993
Non-Qualified XX	7,817.632	7.07	55,271
Non-Qualified XXIII	5,259.541	8.62	45,337
Non-Qualified XXIV	81,775.040	8.69	710,625
	417,699.583		$ 3,101,708
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	299,259.351	$9.46 to $10.51	$ 3,143,511
Contracts in accumulation period:
Non-Qualified V	7,777.333	8.92	69,374
Non-Qualified V (0.75)	19,958.254	9.09	181,421
Non-Qualified XIII	219,668.495	10.66	2,341,666
Non-Qualified XIV	352,635.063	10.51	3,706,195
Non-Qualified XV	174,370.390	10.43	1,818,683
Non-Qualified XVI	1,243.061	10.41	12,940
Non-Qualified XVIII	3,593.252	10.19	36,615
Non-Qualified XIX	6,899.739	10.26	70,791
	1,085,404.938		$ 11,381,196
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	41,918.689	$ 9.08	$ 380,622
Non-Qualified V (0.75)	192,829.541	9.25	1,783,673
Non-Qualified IX	9,341.618	9.00	84,075
Non-Qualified XII	21,487.236	9.23	198,327
Non-Qualified XX	7,167.740	9.18	65,800
Non-Qualified XXIII	11,541.720	9.29	107,223
	284,286.544		$ 2,619,720

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	31,755.503	$ 9.08	$ 288,340
Non-Qualified XIV	39,316.329	8.98	353,061
Non-Qualified XV	7,627.385	8.93	68,113
Non-Qualified XVI	1,901.507	8.91	16,942
Non-Qualified XIX	1,240.751	8.81	10,931
	81,841.475		$ 737,387
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	201,604.866	$ 9.38	$ 1,891,054
Non-Qualified XIV	212,628.984	9.38	1,994,460
Non-Qualified XV	161,335.124	9.37	1,511,710
Non-Qualified XVI	495.411	9.37	4,642
Non-Qualified XVIII	1,635.544	9.36	15,309
Non-Qualified XIX	22,203.170	9.37	208,044
	599,903.099		$ 5,625,219
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified XIII	288,917.750	$ 9.64	$ 2,785,167
Non-Qualified XIV	349,777.262	9.63	3,368,355
Non-Qualified XV	136,409.479	9.63	1,313,623
Non-Qualified XVI	17,283.872	9.63	166,444
Non-Qualified XIX	3,110.557	9.62	29,924
	795,498.920		$ 7,663,513
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	234,550.713	$ 9.87	$ 2,315,016
Non-Qualified XIV	396,344.079	9.86	3,907,953
Non-Qualified XV	183,782.825	9.86	1,812,099
Non-Qualified XVI	68,533.675	9.86	675,742
Non-Qualified XVIII	3,822.411	9.85	37,651
Non-Qualified XIX	28,339.093	9.85	279,140
	915,372.796		$ 9,027,601
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	189,202.621	$ 12.02	$ 2,274,216
Non-Qualified V (0.75)	622,325.714	12.31	7,660,830
Non-Qualified IX	23,433.686	11.88	278,392
Non-Qualified XII	13,598.305	12.28	166,987
Non-Qualified XX	51,655.934	12.19	629,686
Non-Qualified XXIII	1,026.027	10.05	10,312
	901,242.287		$ 11,020,423

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	48,566.201	$ 13.30	$ 645,930
Non-Qualified V (0.75)	260,912.845	13.75	3,587,552
Non-Qualified IX	1,717.877	13.92	23,913
Non-Qualified XIII	49,927.857	8.92	445,356
Non-Qualified XIV	100,785.035	8.82	888,924
Non-Qualified XV	28,252.782	8.77	247,777
Non-Qualified XVI	874.941	8.75	7,656
Non-Qualified XVIII	509.544	8.60	4,382
Non-Qualified XIX	3,891.786	8.65	33,664
Non-Qualified XX	10,488.961	13.57	142,335
Non-Qualified XXII	2,815.721	9.04	25,454
Non-Qualified XXIII	418.356	9.33	3,903
	509,161.906		$ 6,056,846
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	8,986.062	$ 8.85	$ 79,527
Non-Qualified XIV	19,973.727	8.75	174,770
Non-Qualified XV	8,492.905	8.71	73,973
Non-Qualified XVI	5,574.585	8.69	48,443
Non-Qualified XVIII	3,229.766	8.54	27,582
Non-Qualified XIX	9,817.636	8.59	84,333
	56,074.681		$ 488,628
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	21,276.105	$ 10.50	$ 223,399
Non-Qualified V (0.75)	55,298.935	10.75	594,464
Non-Qualified IX	3,099.825	10.38	32,176
Non-Qualified XXIII	1,579.670	9.58	15,133
	81,254.535		$ 865,172
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37.647	$ 8.53	$ 321
Non-Qualified V (0.75)	939.158	8.69	8,161
Non-Qualified XIII	9,086.314	8.57	77,870
Non-Qualified XIV	16,897.772	8.48	143,293
Non-Qualified XV	9,532.157	8.43	80,356
Non-Qualified XVI	552.611	8.41	4,647
Non-Qualified XIX	114.817	8.32	955
	37,160.476		$ 315,603

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	423,888.031	$11.07 to $12.85	$ 5,426,323
Contracts in accumulation period:
Non-Qualified V	290,405.638	15.26	4,431,590
Non-Qualified V (0.75)	891,666.205	16.35	14,578,742
Non-Qualified VI	3,622.496	14.99	54,301
Non-Qualified VII	2,004,541.209	14.86	29,787,482
Non-Qualified VIII	376,030.661	13.67	5,140,339
Non-Qualified IX	5,720.624	14.78	84,551
Non-Qualified X	71,097.977	15.26	1,084,955
Non-Qualified XII	9,998.892	13.20	131,985
Non-Qualified XIII	2,035,983.321	12.94	26,345,624
Non-Qualified XIV	2,595,400.659	12.49	32,416,554
Non-Qualified XV	1,122,090.553	12.28	13,779,272
Non-Qualified XVI	311,641.318	11.21	3,493,499
Non-Qualified XVIII	2,778.887	10.74	29,845
Non-Qualified XIX	287,994.483	10.89	3,136,260
Non-Qualified XX	11,063.374	11.19	123,799
Non-Qualified XXII	188.490	10.72	2,021
Non-Qualified XXIII	12,722.211	10.02	127,477
Non-Qualified XXIV	18,118.044	10.10	182,992
	10,474,953.073		$ 140,357,611
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	13,092.133	$ 14.67	$ 192,062
Non-Qualified V (0.75)	58,029.943	15.24	884,376
Non-Qualified XII	282.130	15.18	4,283
Non-Qualified XX	3,362.998	17.22	57,911
Non-Qualified XXIV	15,932.498	10.69	170,318
	90,699.702		$ 1,308,950
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,965.428	$ 8.38	$ 24,850
Non-Qualified V (0.75)	36,338.266	8.53	309,965
Non-Qualified XX	221.626	8.47	1,877
Non-Qualified XXIII	160.783	9.11	1,465
	39,686.103		$ 338,157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	30,733.967	$ 14.17	$ 435,500
Non-Qualified V (0.75)	134,657.045	14.73	1,983,498
Non-Qualified IX	37.005	13.90	514
Non-Qualified XII	7,462.606	14.67	109,476
Non-Qualified XIII	33,265.734	8.28	275,440
Non-Qualified XIV	36,955.437	8.19	302,665
Non-Qualified XV	13,115.471	8.15	106,891
Non-Qualified XVI	1,114.443	8.13	9,060
Non-Qualified XVIII	739.284	8.00	5,914
Non-Qualified XIX	1,787.966	8.04	14,375
Non-Qualified XX	3,608.699	16.13	58,208
Non-Qualified XXIII	3,589.375	9.33	33,489
	267,067.032		$ 3,335,030
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,455.130	$ 8.21	$ 11,947
Non-Qualified V (0.75)	6,544.161	8.36	54,709
Non-Qualified XIII	31,590.263	8.30	262,199
Non-Qualified XIV	22,632.023	8.20	185,583
Non-Qualified XV	16,283.229	8.16	132,871
Non-Qualified XVI	329.785	8.14	2,684
Non-Qualified XIX	1,656.795	8.05	13,337
	80,491.386		$ 663,330
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,709.356	$ 10.55	$ 176,284
Non-Qualified V (0.75)	74,854.896	10.97	821,158
Non-Qualified IX	112.702	10.10	1,138
Non-Qualified XIII	54,870.196	8.89	487,796
Non-Qualified XIV	61,405.807	8.79	539,757
Non-Qualified XV	32,119.524	8.74	280,725
Non-Qualified XVI	3,468.528	8.73	30,280
Non-Qualified XIX	12,182.745	8.63	105,137
Non-Qualified XX	102.216	12.92	1,321
Non-Qualified XXII	2,708.228	8.99	24,347
Non-Qualified XXIII	1,350.376	9.31	12,572
	259,884.574		$ 2,480,515
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	28,882.717	$ 14.34	$ 414,178
Non-Qualified V (0.75)	46,482.605	14.90	692,591
Non-Qualified IX	3,404.144	14.07	47,896
Non-Qualified XX	7,047.811	16.52	116,430
Non-Qualified XXIII	4,214.982	9.40	39,621
Non-Qualified XXIV	47,892.318	9.47	453,540
	137,924.577		$ 1,764,256

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	93,966.624	$8.83 to $9.57	$ 832,774
Contracts in accumulation period:
Non-Qualified V	151,591.453	13.02	1,973,721
Non-Qualified V (0.75)	126,049.359	13.96	1,759,649
Non-Qualified VII	716,445.589	12.34	8,840,939
Non-Qualified VIII	113,592.262	8.52	967,806
Non-Qualified IX	4,477.315	12.61	56,459
Non-Qualified X	5,469.020	13.02	71,207
Non-Qualified XII	1,774.967	7.60	13,490
Non-Qualified XIII	208,999.253	7.16	1,496,435
Non-Qualified XIV	272,758.492	6.91	1,884,761
Non-Qualified XV	83,406.281	6.79	566,329
Non-Qualified XVI	6,003.032	4.76	28,574
Non-Qualified XVIII	4,654.112	4.57	21,269
Non-Qualified XIX	1,450.121	4.63	6,714
Non-Qualified XX	201.051	12.65	2,543
Non-Qualified XXIII	16,550.837	9.04	149,620
Non-Qualified XXIV	339.022	9.11	3,088
	1,807,728.790		$ 18,675,378
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	265,806.563	$11.59 to $11.67	$ 3,080,728
Contracts in accumulation period:
Non-Qualified V	523,838.003	11.61	6,081,759
Non-Qualified V (0.75)	1,328,169.671	11.90	15,805,219
Non-Qualified VII	2,762,723.241	11.88	32,821,152
Non-Qualified VIII	416,753.104	11.97	4,988,535
Non-Qualified IX	31,255.058	11.47	358,496
Non-Qualified X	17,609.885	11.61	204,451
Non-Qualified XII	11,042.940	11.87	131,080
Non-Qualified XIII	957,210.010	12.14	11,620,530
Non-Qualified XIV	930,293.612	11.97	11,135,615
Non-Qualified XV	287,307.348	11.88	3,413,211
Non-Qualified XVI	20,321.059	11.86	241,008
Non-Qualified XVIII	5,689.552	11.60	65,999
Non-Qualified XIX	15,168.374	11.69	177,318
Non-Qualified XX	29,597.662	11.78	348,660
Non-Qualified XXIII	67,822.697	9.70	657,880
Non-Qualified XXIV	54,500.277	9.77	532,468
	7,725,109.056		$ 91,664,109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	250,151.250	$11.13 to $11.92	$ 2,919,011
Contracts in accumulation period:
Non-Qualified V	191,664.073	11.53	2,209,887
Non-Qualified V (0.75)	391,756.202	11.82	4,630,558
Non-Qualified VII	909,241.113	11.56	10,510,827
Non-Qualified VIII	194,503.044	11.65	2,265,960
Non-Qualified IX	979.311	11.39	11,154
Non-Qualified X	2,837.854	11.53	32,720
Non-Qualified XII	4,522.561	11.79	53,321
Non-Qualified XIII	669,256.920	11.81	7,903,924
Non-Qualified XIV	730,572.312	11.65	8,511,167
Non-Qualified XV	289,140.779	11.56	3,342,467
Non-Qualified XVI	48,283.250	11.54	557,189
Non-Qualified XVIII	4,005.333	11.29	45,220
Non-Qualified XIX	41,876.422	11.37	476,135
Non-Qualified XX	8,891.391	11.70	104,029
Non-Qualified XXIII	7,877.393	10.05	79,168
Non-Qualified XXIV	7,649.160	10.13	77,486
	3,753,208.368		$ 43,730,223
ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	9,379.718	$ 11.47	$ 107,585
Contracts in accumulation period:
	9,379.718		$ 107,585
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	149,707.408	$ 13.92	$ 2,083,927
Non-Qualified V (0.75)	775,910.577	14.46	11,219,667
Non-Qualified IX	27,362.168	13.65	373,494
Non-Qualified XII	551.212	14.41	7,943
Non-Qualified XX	36,314.514	13.92	505,498
Non-Qualified XXII	1,559.429	12.27	19,134
Non-Qualified XXIII	11,510.649	11.14	128,229
	1,002,915.957		$ 14,337,892

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	170,093.278	$ 12.04	$ 2,047,923
Contracts in accumulation period:
Non-Qualified V	11,872.989	12.75	151,381
Non-Qualified V (0.75)	77,022.236	12.99	1,000,519
Non-Qualified VII	454,661.468	11.92	5,419,565
Non-Qualified VIII	89,982.377	11.95	1,075,289
Non-Qualified IX	2,210.218	12.64	27,937
Non-Qualified XII	797.948	12.97	10,349
Non-Qualified XIII	257,635.952	12.00	3,091,631
Non-Qualified XIV	388,307.777	11.95	4,640,278
Non-Qualified XV	117,949.200	11.92	1,405,954
Non-Qualified XVI	24,272.937	11.91	289,091
Non-Qualified XVIII	3,925.435	11.84	46,477
Non-Qualified XIX	12,784.262	11.86	151,621
Non-Qualified XX	2,070.231	12.89	26,685
	1,613,586.308		$ 19,384,700
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	28,040.980	$ 10.53	$ 295,272
Non-Qualified V (0.75)	236,773.189	10.78	2,552,415
Non-Qualified IX	18,187.832	10.41	189,335
Non-Qualified XXIII	27,891.586	9.62	268,317
	310,893.587		$ 3,305,339
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,925.039	$ 10.17	$ 50,088
Non-Qualified V (0.75)	95,650.304	10.41	995,720
Non-Qualified IX	802.234	10.05	8,062
Non-Qualified XX	1,306.929	10.31	13,474
Non-Qualified XXIII	83,979.786	9.28	779,332
Non-Qualified XXIV	17,409.520	9.35	162,779
	204,073.812		$ 2,009,455
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,111.672	$ 10.23	$ 52,292
Non-Qualified V (0.75)	109,325.749	10.47	1,144,641
Non-Qualified XXIII	120,312.887	9.18	1,104,472
Non-Qualified XXIV	4,108.115	9.25	38,000
	238,858.423		$ 2,339,405

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,705.008	$ 10.19	$ 98,894
Non-Qualified V (0.75)	64,571.681	10.44	674,128
Non-Qualified IX	146.110	10.08	1,473
Non-Qualified XX	405.208	10.34	4,190
Non-Qualified XXIII	39,094.539	8.96	350,287
Non-Qualified XXIV	7,815.145	9.03	70,571
	121,737.691		$ 1,199,543
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,065.352	$ 10.81	$ 22,326
Non-Qualified V (0.75)	111,465.154	11.07	1,233,919
Non-Qualified XXIII	17,769.725	10.09	179,297
	131,300.231		$ 1,435,542
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	423,966.622	$ 10.87	$ 4,608,517
Non-Qualified V (0.75)	538,382.106	11.14	5,997,577
Non-Qualified VII	867,640.283	11.38	9,873,746
Non-Qualified VIII	141,226.657	11.46	1,618,457
Non-Qualified IX	25,487.522	10.73	273,481
Non-Qualified X	15,072.850	10.87	163,842
Non-Qualified XII	10,529.202	11.11	116,979
Non-Qualified XIII	731,147.041	11.62	8,495,929
Non-Qualified XIV	636,043.860	11.46	7,289,063
Non-Qualified XV	259,729.245	11.38	2,955,719
Non-Qualified XVI	8,212.909	11.35	93,217
Non-Qualified XVIII	3,012.964	11.11	33,474
Non-Qualified XIX	7,899.744	11.19	88,398
Non-Qualified XX	1,878.860	11.03	20,724
Non-Qualified XXII	2,262.261	10.29	23,279
Non-Qualified XXIII	42,803.578	9.16	392,081
Non-Qualified XXIV	8,753.618	9.24	80,883
	3,724,049.322		$ 42,125,366

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	292,679.471	$10.85 to $13.96	$ 4,069,097
Contracts in accumulation period:
Non-Qualified V	105,889.568	20.95	2,218,386
Non-Qualified V (0.75)	197,314.280	22.46	4,431,679
Non-Qualified VII	708,641.193	26.18	18,552,226
Non-Qualified VIII	80,437.002	19.25	1,548,412
Non-Qualified IX	5,053.431	20.30	102,585
Non-Qualified X	12,199.524	20.95	255,580
Non-Qualified XII	3,140.568	13.25	41,613
Non-Qualified XX	8,922.835	14.39	128,400
Non-Qualified XXIII	25,535.798	9.42	240,547
Non-Qualified XXIV	21,060.414	9.50	200,074
	1,460,874.084		$ 31,788,599
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	179,449.557	$8.14 to $8.21	$ 1,461,162
Contracts in accumulation period:
Non-Qualified V	415,687.365	8.20	3,408,636
Non-Qualified V (0.75)	408,573.611	8.27	3,378,904
Non-Qualified VII	247,399.176	8.13	2,011,355
Non-Qualified VIII	50,188.104	8.16	409,535
Non-Qualified IX	14,550.588	8.17	118,878
Non-Qualified X	5,164.163	8.20	42,346
Non-Qualified XII	1,504.614	8.27	12,443
Non-Qualified XIII	472,634.052	8.20	3,875,599
Non-Qualified XIV	549,593.376	8.16	4,484,682
Non-Qualified XV	147,113.431	8.13	1,196,032
Non-Qualified XVI	32,282.755	8.13	262,459
Non-Qualified XVIII	9,432.970	8.07	76,124
Non-Qualified XIX	17,756.513	8.09	143,650
Non-Qualified XX	2,427.141	8.24	20,000
Non-Qualified XXIII	10,810.505	9.10	98,376
Non-Qualified XXIV	7,590.760	9.17	69,607
	2,572,158.681		$ 21,069,788

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	151,036.779	$11.36 to $16.78	$ 2,521,508
Contracts in accumulation period:
Non-Qualified V	88,751.334	27.54	2,444,212
Non-Qualified V (0.75)	83,805.571	29.51	2,473,102
Non-Qualified VII	206,135.272	12.85	2,648,838
Non-Qualified VIII	46,661.615	13.09	610,801
Non-Qualified IX	3,436.842	26.67	91,661
Non-Qualified X	3,543.577	27.54	97,590
Non-Qualified XIII	260,562.120	10.85	2,827,099
Non-Qualified XIV	257,396.974	10.48	2,697,520
Non-Qualified XV	69,205.357	10.30	712,815
Non-Qualified XVI	12,847.022	6.51	83,634
Non-Qualified XVIII	105.814	6.24	660
Non-Qualified XIX	9,259.090	6.32	58,517
Non-Qualified XX	375.637	14.03	5,270
Non-Qualified XXIII	7,415.542	10.32	76,528
	1,200,538.546		$ 17,349,755
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	144,255.747	$ 13.70	$ 1,976,304
Non-Qualified V (0.75)	132,491.891	14.68	1,944,981
Non-Qualified VI	16,554.115	11.65	192,855
Non-Qualified VII	514,451.027	13.33	6,857,632
Non-Qualified VIII	77,411.136	9.31	720,698
Non-Qualified IX	9,511.677	13.27	126,220
Non-Qualified X	56,770.767	13.70	777,760
Non-Qualified XI	783.824	11.65	9,132
Non-Qualified XIII	160,161.672	9.25	1,481,495
Non-Qualified XIV	198,123.722	8.93	1,769,245
Non-Qualified XV	62,257.960	8.78	546,625
Non-Qualified XVI	10,615.614	6.56	69,638
Non-Qualified XVIII	6,204.982	6.28	38,967
Non-Qualified XIX	2,532.104	6.37	16,130
Non-Qualified XX	244.046	12.73	3,107
Non-Qualified XXIII	9,439.114	9.06	85,518
	1,401,809.398		$ 16,616,307
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,755.520	$ 11.02	$ 173,626
Non-Qualified V (0.75)	65,822.899	11.45	753,672
Non-Qualified IX	1,350.242	10.81	14,596
Non-Qualified XX	4,003.668	13.06	52,288
Non-Qualified XXIII	3,270.516	9.45	30,906
	90,202.845		$ 1,025,088

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	301,174.122	$ 11.15	$ 3,358,091
Non-Qualified V (0.75)	517,740.361	11.43	5,917,772
Non-Qualified VII	1,364,024.980	11.28	15,386,202
Non-Qualified VIII	331,790.615	11.36	3,769,141
Non-Qualified IX	5,624.684	11.01	61,928
Non-Qualified X	3,941.246	11.15	43,945
Non-Qualified XII	428.818	11.40	4,889
Non-Qualified XIII	1,309,701.342	11.52	15,087,759
Non-Qualified XIV	1,456,310.040	11.36	16,543,682
Non-Qualified XV	486,862.691	11.28	5,491,811
Non-Qualified XVI	22,793.839	11.25	256,431
Non-Qualified XVIII	2,422.119	11.01	26,668
Non-Qualified XIX	22,225.287	11.09	246,478
Non-Qualified XX	13,233.300	11.32	149,801
Non-Qualified XXIII	4,096.051	10.22	41,862
Non-Qualified XXIV	39,656.983	10.30	408,467
	5,882,026.478		$ 66,794,927
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	173,116.226	$ 14.94	$ 2,586,356
Contracts in accumulation period:
Non-Qualified V	27,916.057	16.91	472,061
Non-Qualified V (0.75)	26,907.386	18.12	487,562
Non-Qualified VII	237,654.673	16.53	3,928,432
Non-Qualified VIII	76,344.800	15.66	1,195,560
Non-Qualified IX	847.258	16.38	13,878
Non-Qualified XXIII	1,040.036	9.71	10,099
	543,826.436		$ 8,693,948
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	125,492.020	$8.39 to $11.58	$ 1,440,623
Contracts in accumulation period:
Non-Qualified V	40,958.001	16.86	690,552
Non-Qualified V (0.75)	116,614.911	18.07	2,107,231
Non-Qualified VII	203,432.902	16.48	3,352,574
Non-Qualified VIII	41,383.393	14.89	616,199
Non-Qualified IX	2,687.015	16.33	43,879
Non-Qualified X	3,998.861	17.62	70,460
Non-Qualified XX	4,515.817	12.43	56,132
Non-Qualified XXIII	28,572.757	9.12	260,584
Non-Qualified XXIV	6,047.937	9.19	55,581
	573,703.614		$ 8,693,815

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	214,421.394	$9.08 to $11.95	$ 2,554,886
Contracts in accumulation period:
Non-Qualified V	37,700.553	16.78	632,615
Non-Qualified V (0.75)	58,434.270	17.98	1,050,648
Non-Qualified VII	290,134.474	16.40	4,758,205
Non-Qualified VIII	63,187.344	15.09	953,497
Non-Qualified XX	4,349.038	12.38	53,841
Non-Qualified XXIII	2,026.803	9.43	19,113
Non-Qualified XXIV	2,359.436	9.50	22,415
	672,613.312		$ 10,045,220
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,191,217.223	$6.57 to $258.97	$ 53,549,119
Contracts in accumulation period:
Non-Qualified 1964	958.684	219.48	210,412
Non-Qualified V	1,472,079.422	20.45	30,104,024
Non-Qualified V (0.75)	2,430,699.305	21.91	53,256,622
Non-Qualified VI	505,661.815	19.27	9,744,103
Non-Qualified VII	1,260,360.454	20.04	25,257,623
Non-Qualified VIII	267,183.772	13.62	3,639,043
Non-Qualified IX	41,966.704	19.81	831,360
Non-Qualified X	562,384.567	21.10	11,866,314
Non-Qualified XI	6,610.806	19.89	131,489
Non-Qualified XII	39,726.270	8.80	349,591
Non-Qualified XIII	1,032,614.178	8.38	8,653,307
Non-Qualified XIV	967,784.977	8.10	7,839,058
Non-Qualified XV	434,520.523	7.96	3,458,783
Non-Qualified XVI	385,109.695	7.09	2,730,428
Non-Qualified XVIII	28,833.253	6.79	195,778
Non-Qualified XIX	274,978.650	6.89	1,894,603
Non-Qualified XX	26,992.876	12.55	338,761
Non-Qualified XXII	7,643.739	9.39	71,775
Non-Qualified XXIII	121,549.633	9.23	1,121,903
Non-Qualified XXIV	29,517.714	9.30	274,515
	11,088,394.260		$ 215,518,611
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	12,114.581	$ 10.45	$ 126,597
Non-Qualified VIII	2,705.194	10.54	28,513
Non-Qualified XIII	99,943.366	10.72	1,071,393
Non-Qualified XIV	9,080.408	10.54	95,708
Non-Qualified XV	2,797.113	10.45	29,230
Non-Qualified XVI	2,314.441	10.42	24,116
Non-Qualified XIX	10,306.293	10.25	105,640
	139,261.396		$ 1,481,197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	232,041.888	$ 10.23	$ 2,373,789
Non-Qualified VIII	25,681.452	10.31	264,776
Non-Qualified XIII	451,389.185	10.48	4,730,559
Non-Qualified XIV	670,705.405	10.31	6,914,973
Non-Qualified XV	374,311.207	10.23	3,829,204
Non-Qualified XVI	756.414	10.20	7,715
Non-Qualified XIX	37,232.237	10.04	373,812
	1,792,117.788		$ 18,494,828
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	123,467.135	$ 10.16	$ 1,254,426
Non-Qualified VIII	4,885.016	10.24	50,023
Non-Qualified XIII	211,665.838	10.40	2,201,325
Non-Qualified XIV	341,672.053	10.24	3,498,722
Non-Qualified XV	316,188.836	10.16	3,212,479
Non-Qualified XVI	1,714.340	10.13	17,366
Non-Qualified XIX	35,196.799	9.98	351,264
	1,034,790.017		$ 10,585,605
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	109,934.911	$ 10.23	$ 1,124,634
Non-Qualified VIII	10,263.661	10.31	105,818
Non-Qualified XIII	293,942.225	10.43	3,065,817
Non-Qualified XIV	221,389.792	10.28	2,275,887
Non-Qualified XV	202,486.718	10.21	2,067,389
Non-Qualified XVI	4,279.069	10.18	43,561
	842,296.376		$ 8,683,106
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	21,934.153	$ 10.18	$ 223,290
Non-Qualified XIII	253,806.467	10.38	2,634,511
Non-Qualified XIV	230,096.983	10.24	2,356,193
Non-Qualified XV	179,755.512	10.17	1,828,114
Non-Qualified XVI	45.231	10.14	459
Non-Qualified XIX	101.121	10.01	1,012
	685,739.467		$ 7,043,579
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,900.649	$ 10.02	$ 89,184
Non-Qualified VIII	10,567.647	10.10	106,733
Non-Qualified XIII	154,585.271	10.20	1,576,770
Non-Qualified XIV	180,960.745	10.07	1,822,275
Non-Qualified XV	118,277.561	10.00	1,182,776
Non-Qualified XVI	141.322	9.98	1,410
	473,433.195		$ 4,779,148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	16,152.177	$ 10.18	$ 164,429
Non-Qualified VIII	637.061	10.25	6,530
Non-Qualified XIII	203,977.799	10.38	2,117,290
Non-Qualified XIV	248,085.095	10.25	2,542,872
Non-Qualified XV	87,983.463	10.18	895,672
Non-Qualified XVI	28,092.594	10.16	285,421
Non-Qualified XIX	1,140.429	10.04	11,450
	586,068.618		$ 6,023,664
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	41,546.273	$ 10.15	$ 421,695
Non-Qualified VIII	768.898	10.21	7,850
Non-Qualified XIII	619,082.812	10.33	6,395,125
Non-Qualified XIV	454,369.781	10.21	4,639,115
Non-Qualified XV	362,600.436	10.15	3,680,394
Non-Qualified XVI	22,235.679	10.13	225,247
Non-Qualified XVIII	13,475.723	9.96	134,218
Non-Qualified XIX	8,235.941	10.02	82,524
	1,522,315.543		$ 15,586,168
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	31,968.013	$ 10.01	$ 320,000
Non-Qualified VIII	2,142.345	10.07	21,573
Non-Qualified XIII	664,502.938	10.18	6,764,640
Non-Qualified XIV	404,556.324	10.07	4,073,882
Non-Qualified XV	293,712.573	10.01	2,940,063
Non-Qualified XVI	8,531.159	9.99	85,226
Non-Qualified XIX	24,985.071	9.89	247,102
	1,430,398.423		$ 14,452,486
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	25,803.825	$ 10.06	$ 259,586
Non-Qualified VIII	4,289.743	10.11	43,369
Non-Qualified XIII	584,134.309	10.20	5,958,170
Non-Qualified XIV	411,022.551	10.11	4,155,438
Non-Qualified XV	135,786.485	10.06	1,366,012
Non-Qualified XVI	8,837.652	10.05	88,818
Non-Qualified XVIII	244.728	9.91	2,425
Non-Qualified XIX	70,734.087	9.95	703,804
	1,240,853.380		$ 12,577,622

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	127,832.642	$ 4.44	$ 567,577
Non-Qualified V (0.75)	333,174.800	4.66	1,552,595
Non-Qualified VII	276,299.265	4.37	1,207,428
Non-Qualified VIII	31,935.392	4.44	141,793
Non-Qualified IX	6,178.984	4.33	26,755
Non-Qualified XII	1,494.500	4.64	6,934
Non-Qualified XIII	233,269.740	4.57	1,066,043
Non-Qualified XIV	195,951.527	4.44	870,025
Non-Qualified XV	28,506.108	4.37	124,572
Non-Qualified XVI	3,294.679	4.55	14,991
Non-Qualified XVIII	753.518	4.36	3,285
Non-Qualified XIX	4,206.805	4.42	18,594
Non-Qualified XX	1,207.346	14.96	18,062
Non-Qualified XXIII	3,617.655	10.42	37,696
	1,247,722.961		$ 5,656,350
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,391,415.459	$7.31 to $15.02	$ 19,618,243
Contracts in accumulation period:
Non-Qualified V	89,767.308	17.09	1,534,123
Non-Qualified V (0.75)	624,513.785	18.26	11,403,622
Non-Qualified VII	478,482.670	16.73	8,005,015
Non-Qualified VIII	169,441.144	16.78	2,843,222
Non-Qualified IX	5,209.526	16.55	86,218
Non-Qualified XII	15,033.765	10.61	159,508
Non-Qualified XIII	1,564,083.702	10.08	15,765,964
Non-Qualified XIV	1,446,039.280	9.73	14,069,962
Non-Qualified XV	577,336.355	9.56	5,519,336
Non-Qualified XVI	295,836.664	7.32	2,165,524
Non-Qualified XVIII	19,839.748	7.02	139,275
Non-Qualified XIX	223,224.690	7.12	1,589,360
Non-Qualified XX	88,619.377	12.15	1,076,725
Non-Qualified XXIII	19,227.849	9.14	175,743
Non-Qualified XXIV	22,711.637	9.21	209,174
	7,030,782.959		$ 84,361,014
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	44,795.644	$ 18.63	$ 834,543
Non-Qualified V (0.75)	396,878.734	19.75	7,838,355
Non-Qualified IX	4,116.997	18.09	74,476
Non-Qualified XII	9,104.421	20.51	186,732
Non-Qualified XX	2,694.601	14.68	39,557
Non-Qualified XXII	292.528	9.24	2,703
Non-Qualified XXIII	11,467.788	8.96	102,751
Non-Qualified XXIV	24,405.533	9.03	220,382
	493,756.246		$ 9,299,499

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,401.609	$ 13.15	$ 531,281
Non-Qualified V (0.75)	203,558.394	13.95	2,839,640
Non-Qualified IX	3,917.838	12.77	50,031
Non-Qualified XII	15,806.568	14.96	236,466
Non-Qualified XX	2,761.032	13.91	38,406
Non-Qualified XXIII	7,443.506	9.03	67,215
Non-Qualified XXIV	19,307.530	9.10	175,699
	293,196.477		$ 3,938,738
ING International Index Portfolio - Class I
Currently payable annuity contracts:	88,802.641	$13.41 to $13.45	$ 1,190,945
Contracts in accumulation period:
Non-Qualified V	14,760.404	7.47	110,260
Non-Qualified V (0.75)	264,084.437	7.53	1,988,556
Non-Qualified VII	283,363.408	13.96	3,955,753
Non-Qualified VIII	43,393.933	13.98	606,647
Non-Qualified IX	896.484	7.44	6,670
Non-Qualified XII	11,379.222	7.53	85,686
Non-Qualified XIII	114,512.230	14.01	1,604,316
Non-Qualified XIV	101,063.941	13.98	1,412,874
Non-Qualified XV	45,562.725	13.96	636,056
Non-Qualified XVI	10,015.516	13.96	139,817
Non-Qualified XVIII	1,384.003	13.91	19,251
Non-Qualified XIX	3,353.272	13.93	46,711
Non-Qualified XX	3,335.204	7.51	25,047
Non-Qualified XXIII	3,355.938	8.50	28,525
	989,263.358		$ 11,857,114
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,325.267	$ 12.72	$ 42,297

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class I
Currently payable annuity contracts:	98,664.178	$11.08 to $11.10	$ 1,093,328
Contracts in accumulation period:
Non-Qualified V	29,008.895	16.03	465,013
Non-Qualified V (0.75)	142,806.540	17.08	2,439,136
Non-Qualified VII	261,558.825	15.70	4,106,474
Non-Qualified VIII	62,776.488	16.01	1,005,052
Non-Qualified IX	2,000.761	15.52	31,052
Non-Qualified X	5,302.135	16.03	84,993
Non-Qualified XII	3,098.970	11.52	35,700
Non-Qualified XIII	138,647.083	12.69	1,759,431
Non-Qualified XIV	146,751.288	12.66	1,857,871
Non-Qualified XV	24,247.681	12.65	306,733
Non-Qualified XVI	7,279.939	12.65	92,091
Non-Qualified XVIII	253.580	12.60	3,195
Non-Qualified XIX	5,535.739	12.62	69,861
Non-Qualified XX	1,679.360	11.05	18,557
Non-Qualified XXIII	8,500.197	8.75	74,377
Non-Qualified XXIV	5,141.955	8.82	45,352
	943,253.614		$ 13,488,216
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	32,735.060	$ 12.73	$ 416,717
Contracts in accumulation period:
Non-Qualified V	921.033	12.54	11,550
Non-Qualified V (0.75)	8,263.273	12.58	103,952
Non-Qualified VII	1,068,844.117	11.74	12,548,230
Non-Qualified VIII	136,708.892	11.74	1,604,962
Non-Qualified XIII	478,661.585	11.76	5,629,060
Non-Qualified XIV	518,846.858	11.74	6,091,262
Non-Qualified XV	183,720.536	11.74	2,156,879
Non-Qualified XVI	12,637.824	11.73	148,242
Non-Qualified XVIII	4,836.294	11.71	56,633
Non-Qualified XIX	11,983.478	11.72	140,446
	2,458,158.950		$ 28,907,933

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	309,257.258	$12.68 to $12.77	$ 3,946,990
Contracts in accumulation period:
Non-Qualified V	18,178.637	8.10	147,247
Non-Qualified V (0.75)	219,742.158	8.16	1,793,096
Non-Qualified VII	324,176.635	12.89	4,178,637
Non-Qualified VIII	104,678.948	12.90	1,350,358
Non-Qualified IX	349.270	8.06	2,815
Non-Qualified XIII	208,860.329	12.93	2,700,564
Non-Qualified XIV	319,622.718	12.90	4,123,133
Non-Qualified XV	116,950.595	12.89	1,507,493
Non-Qualified XVI	15,093.910	12.89	194,560
Non-Qualified XVIII	6,808.115	12.84	87,416
Non-Qualified XIX	5,086.850	12.86	65,417
Non-Qualified XXIII	1,879.848	9.10	17,107
	1,650,685.271		$ 20,114,833
ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified XIII	332,531.760	$ 12.56	$ 4,176,599
Non-Qualified XIV	340,110.362	12.53	4,261,583
Non-Qualified XV	106,473.458	12.52	1,333,048
Non-Qualified XVI	12,293.573	12.52	153,916
Non-Qualified XVIII	786.654	12.47	9,810
Non-Qualified XIX	19,974.308	12.49	249,479
	812,170.115		$ 10,184,435
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	119,513.112	$ 12.51	$ 1,495,109
Non-Qualified VIII	5,855.725	12.52	73,314
	125,368.837		$ 1,568,423
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	5,084.792	$ 12.82	$ 65,187
Non-Qualified V (0.75)	1,978.309	12.86	25,441
Non-Qualified IX	794.664	12.80	10,172
	7,857.765		$ 100,800
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,878.028	$ 8.18	$ 23,542
Non-Qualified V (0.75)	16,385.462	8.25	135,180
	19,263.490		$ 158,722
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,150.299	$ 8.69	$ 9,996
Non-Qualified V (0.75)	12,919.502	8.76	113,175
	14,069.801		$ 123,171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	183,257.658	$12.23 to $25.18	$ 4,526,654
Contracts in accumulation period:
Non-Qualified V	15,095.067	24.99	377,226
Non-Qualified V (0.75)	104,932.597	26.63	2,794,355
Non-Qualified VII	299,734.238	24.48	7,337,494
Non-Qualified VIII	81,100.333	24.96	2,024,264
Non-Qualified IX	2,081.579	24.20	50,374
Non-Qualified X	4,066.013	24.99	101,610
Non-Qualified XII	1,519.119	18.33	27,845
Non-Qualified XIII	371,325.507	17.72	6,579,888
Non-Qualified XIV	311,927.542	17.11	5,337,080
Non-Qualified XV	73,186.847	16.82	1,231,003
Non-Qualified XVI	11,733.023	12.19	143,026
Non-Qualified XVIII	3,614.435	11.69	42,253
Non-Qualified XIX	11,720.836	11.85	138,892
Non-Qualified XX	415.231	16.13	6,698
Non-Qualified XXIII	18,412.388	9.21	169,578
Non-Qualified XXIV	1,292.100	9.28	11,991
	1,495,414.513		$ 30,900,231
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	13,382.249	$ 10.65	$ 142,521
Non-Qualified V (0.75)	47,303.244	10.74	508,037
Non-Qualified XX	1,305.029	10.70	13,964
Non-Qualified XXIII	976.552	10.94	10,683
	62,967.074		$ 675,205
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	32,897.280	$ 13.04	$ 428,981
Non-Qualified V (0.75)	196,239.205	13.60	2,668,853
Non-Qualified IX	8,924.738	12.77	113,969
Non-Qualified XII	5,125.934	13.54	69,405
Non-Qualified XX	384.671	14.75	5,674
Non-Qualified XXIII	3,931.291	8.41	33,062
	247,503.119		$ 3,319,944
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,620.655	$ 12.75	$ 122,663
Non-Qualified V (0.75)	27,424.690	13.30	364,748
Non-Qualified XII	588.659	13.24	7,794
Non-Qualified XXIII	2,806.295	9.75	27,361
	40,440.299		$ 522,566

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	120,545.131	$ 11.53	$ 1,389,885
Non-Qualified XIV	85,586.484	11.23	961,136
Non-Qualified XV	39,788.436	11.09	441,254
Non-Qualified XVI	8,308.418	11.04	91,725
Non-Qualified XVIII	1,712.311	10.61	18,168
Non-Qualified XIX	8,077.336	10.75	86,831
	264,018.116		$ 2,988,999
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,884.051	$ 8.09	$ 79,962
Non-Qualified V (0.75)	23,568.005	8.44	198,914
Non-Qualified XII	4,167.304	8.40	35,005
Non-Qualified XX	275.177	14.14	3,891
Non-Qualified XXIII	195.945	9.07	1,777
	38,090.482		$ 319,549
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	106,954.747	$ 7.74	$ 827,830
Non-Qualified XIV	87,766.359	7.53	660,881
Non-Qualified XV	50,334.391	7.44	374,488
Non-Qualified XVI	10,713.170	7.40	79,277
Non-Qualified XIX	8,522.484	7.21	61,447
	264,291.151		$ 2,003,923
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	375.064	$ 35.54	$ 13,330

Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.383	$ 26.50	$ 63
Non-Qualified IX	72.057	23.95	1,726
	74.440		$ 1,789
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.433	$ 28.12	$ 2,909

Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified IX	96.143	$ 17.95	$ 1,726

Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.355	$ 21.67	$ 1,200

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	42,969.004	$ 11.07	$ 475,667
Non-Qualified V (0.75)	111,301.811	11.55	1,285,536
Non-Qualified IX	9,384.387	10.84	101,727
Non-Qualified XX	2,427.983	13.40	32,535
Non-Qualified XXIII	9,115.547	9.07	82,678
Non-Qualified XXIV	13,474.662	9.14	123,158
	188,673.394		$ 2,101,301
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,887.660	$ 21.52	$ 62,142

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	31,462.356	$8.55 to $10.11	$ 288,194

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	2,856.922	$ 10.81	$ 30,883
Non-Qualified V (0.75)	41,146.215	11.06	455,077
Non-Qualified IX	3,571.438	10.68	38,143
Non-Qualified XX	5,013.245	10.96	54,945
Non-Qualified XXIII	784.766	9.34	7,330
	53,372.586		$ 586,378
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts	25,606.710	$7.20 to $9.05	$ 194,897

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	59,767.724	$ 12.68	$ 757,855
Non-Qualified V (0.75)	603,609.695	13.04	7,871,070
Non-Qualified IX	2,400.938	12.50	30,012
Non-Qualified XX	110.278	12.90	1,423
Non-Qualified XXIII	4,912.800	10.54	51,781
	670,801.435		$ 8,712,141
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	49,325.632	$ 9.06	$ 446,890
Non-Qualified V (0.75)	228,958.025	9.18	2,101,835
Non-Qualified IX	2,368.479	9.00	21,316
Non-Qualified XII	15,623.743	9.17	143,270
Non-Qualified XX	7,532.082	9.13	68,768
Non-Qualified XXII	278.609	9.15	2,549
Non-Qualified XXIII	4,066.351	8.78	35,703
	308,152.921		$ 2,820,331

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	12,878.699	$ 12.13	$ 156,219
Non-Qualified V (0.75)	28,793.010	12.48	359,337
Non-Qualified IX	2,382.738	11.96	28,498
Non-Qualified XXIII	633.408	10.70	6,777
	44,687.855		$ 550,831
Premier VIT OpCap Mid Cap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,842.288	$ 7.73	$ 21,971
Non-Qualified V (0.75)	87,433.799	7.83	684,607
Non-Qualified XX	203.760	7.79	1,587
	90,479.847		$ 708,165
Wanger International
Contracts in accumulation period:
Non-Qualified V	10,527.241	$ 8.33	$ 87,692
Non-Qualified V (0.75)	144,515.736	8.44	1,219,713
Non-Qualified XII	4,417.113	8.43	37,236
Non-Qualified XX	6,779.973	8.39	56,884
Non-Qualified XXIII	1,270.571	9.36	11,893
	167,510.634		$ 1,413,418
Wanger Select
Contracts in accumulation period:
Non-Qualified V	24,692.663	$ 13.12	$ 323,968
Non-Qualified V (0.75)	184,110.100	13.50	2,485,486
Non-Qualified IX	1,005.009	12.94	13,005
Non-Qualified XX	952.338	13.35	12,714
Non-Qualified XXIII	1,079.055	9.46	10,208
	211,839.165		$ 2,845,381
Wanger USA
Contracts in accumulation period:
Non-Qualified V	3,977.893	$ 11.80	$ 46,939
Non-Qualified V (0.75)	25,891.002	12.13	314,058
Non-Qualified IX	5,502.597	11.63	63,995
Non-Qualified XXIII	792.549	9.45	7,490
	36,164.041		$ 432,482

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.

Non-Qualified XXIV

Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Capital Appreciation Fund - Series I Shares
2009	79	$7.61	to	$9.73	$648	0.68%	0.35%	to	1.50%	19.28%	to	20.72%
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
2005	44	$9.92	to	$10.25	$448	-	0.75%	to	1.25%	7.59%	to	8.01%
AIM V.I. Core Equity Fund - Series I Shares
2009	155	$9.05	to	$14.54	$1,552	1.97%	0.35%	to	1.50%	26.40%	to	28.02%
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
2005	101	$8.49	to	$8.93	$893	0.08%	0.75%	to	1.50%	3.66%	to	4.46%
Calvert Social Balanced Portfolio
2009	77	$9.31	to	$22.24	$1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
2005	153	$12.57	to	$23.83	$2,190	1.77%	0.75%	to	1.40%	4.14%	to	4.84%
Federated Capital Income Fund II
2009	91	$14.18	to	$17.19	$1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Clover Value Fund II - Primary Shares
2009	385	$14.46	to	$20.27	$7,641	2.51%	1.25%	to	1.40%	13.11%	to	13.24%
2008	500	$12.77	to	$17.90	$8,770	1.93%	1.25%	to	1.40%	-34.72%	to	-34.60%
2007	649	$19.53	to	$27.37	$17,444	1.57%	1.25%	to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90	to	$30.69	$24,783	1.52%	1.25%	to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98	to	$26.19	$28,971	1.66%	1.25%	to	1.40%	3.56%	to	3.72%
Federated Equity Income Fund II
2009	167	$11.50	to	$13.32	$2,215	4.34%	1.25%	to	1.40%	13.65%	to	13.86%
2008	205	$10.10	to	$11.72	$2,394	3.90%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473		$13.99		$6,708	2.27%		1.40%		1.89%
Federated Fund for U.S. Government Securities II
2009	88		$18.27		$1,615	5.04%		1.40%		3.69%
2008	109		$17.62		$1,916	5.00%		1.40%		2.86%
2007	124		$17.13		$2,125	4.43%		1.40%		4.77%
2006	146		$16.35		$2,385	4.88%		1.40%		2.70%
2005	259		$15.92		$4,124	4.54%		1.40%		0.57%
Federated High Income Bond Fund II - Primary
Shares
2009	197	$21.95	to	$22.43	$4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413		$17.91		$7,437	9.23%		1.40%		1.19%
Federated International Equity Fund II
2009	99	$15.05	to	$16.46	$1,595	2.82%	1.25%	to	1.40%	39.27%	to	39.49%
2008	120	$10.79	to	$11.80	$1,384	0.65%	1.25%	to	1.40%	-46.51%	to	-46.37%
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2009	114		$21.22		$2,424	-		1.40%		28.84%
2008	154		$16.47		$2,540	-		1.40%		-44.30%
2007	207		$29.57		$6,114	-		1.40%		16.37%
2006	253		$25.41		$6,433	-		1.40%		6.72%
2005	358		$23.81		$8,518	-		1.40%		11.11%
Federated Prime Money Fund II
2009	111		$13.53		$1,502	0.49%		1.40%		-0.95%
2008	128		$13.66		$1,747	2.68%		1.40%		1.11%
2007	142		$13.51		$1,915	4.73%		1.40%		3.45%
2006	161		$13.06		$2,102	4.36%		1.40%		3.08%
2005	197		$12.67		$2,500	2.40%		1.40%		1.28%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to	5.06%
Fidelity® VIP Growth Portfolio - Initial Class
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to	5.01%
Fidelity® VIP High Income Portfolio - Initial Class
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to	1.77%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	1,111	$17.84	to	$21.07	$22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2009	48		$19.22		$914	8.83%		1.40%		14.13%
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%		2.91%
2006	71		$17.16		$1,210	4.63%		1.40%		2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
Franklin Small Cap Value Securities Fund - Class 2
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
ING Intermediate Bond Portfolio - Class I
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
ING American Funds Growth Portfolio
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
ING American Funds Growth-Income Portfolio
2009	1,262	$9.58	to	$10.06	$12,494	2.25%	0.95%	to	1.90%	28.07%	to	29.31%
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
ING American Funds International Portfolio
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70%	to	19.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to 19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to -44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to 15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to 28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to 29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to -39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(c)	0.75%	to	1.90%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to 32.79%
2008	162	$6.69	to	$6.71	$1,087	(d)	0.75%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Global Real Estate Portfolio - Service
Class
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to 32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to -41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to -8.19%
2006	148	$13.58	to	$13.67	$2,017	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Clarion Real Estate Portfolio - Service Class
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to 34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to -38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(b)	0.75%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to	13.08%
2005	45	$11.21	to	$11.24	$505	(a)	0.75%	to	1.25%		(a)
ING Evergreen Omega Portfolio - Institutional Class
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to	4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(a)	0.95%	to	1.90%		(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to	11.13%
2005	30	$11.82	to	$11.86	$356	(a)	0.75%	to	1.25%		(a)
ING Franklin Income Portfolio - Service Class
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%
2006	395	$10.89	to	$10.96	$4,316	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(c)	0.95%	to	1.90%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
2006	162	$9.89	to	$9.96	$1,610	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Janus Contrarian Portfolio - Service Class
2009	186	$7.15	to	$7.24	$1,347	0.94%	0.75%	to	1.50%	34.71%	to	35.33%
2008	26	$5.33	to	$5.35	$139	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to	34.55%
2005	110		$10.97		$1,210	(a)	1.25%	to	1.40%		(a)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to	34.80%
2005	195	$13.38	to	$13.45	$2,620	(a)	0.75%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to	15.82%
2005	803	$11.36	to	$11.44	$9,171	(a)	0.95%	to	1.90%		(a)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1		$11.33		$16	(a)		0.75%			(a)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	382	$8.14	to	$9.04	$3,183	0.83%	0.70%	to	1.50%	17.29%	to	18.17%
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Service Class
2009	61	$8.10	to	$8.25	$500	0.63%	0.95%	to	1.45%	17.05%	to	17.69%
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico Growth Portfolio - Service Class
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
2005	18	$11.39	to	$11.42	$210	(a)	0.75%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
2005	677	$12.37	to	$12.47	$8,410	(a)	0.75%	to	1.90%		(a)
ING MFS Total Return Portfolio - Institutional Class
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(a)	0.95%	to	1.90%		(a)
ING MFS Total Return Portfolio - Service Class
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40%	to	2.16%
ING MFS Utilities Portfolio - Service Class
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
2005	41	$11.39	to	$11.45	$469	(a)	0.75%	to	1.50%		(a)
ING PIMCO High Yield Portfolio - Service Class
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
2005	284	$10.48	to	$10.54	$2,987	(a)	0.75%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to 11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to -30.69%
2007	686	$9.07	to	$9.19	$6,290	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Fund Portfolio - Institutional Class
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to 23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to -34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to 4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to 15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(a)	0.95%	to	1.90%		(a)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to 24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to -33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
2006	3		$10.63		$36	(b)		0.75%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to 24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to -33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to 4.44%
2006	33	$10.52	to	$10.58	$344	(b)	0.95%	to	1.75%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Growth Portfolio - Adviser Class
2009	600	$9.36	to	$9.38	$5,625	(e)	0.95%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2009	795	$9.62	to	$9.64	$7,664	(e)	0.95%	to	1.75%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Retirement Moderate Portfolio - Adviser Class
2009	915	$9.85	to	$9.87	$9,028	(e)	0.95%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to 32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to -28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to 3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to 13.76%
2005	80	$10.93	to	$10.97	$878	(a)	0.75%	to	1.25%		(a)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to 23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to -36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to 2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to 18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39%	to 3.16%
ING Templeton Global Growth Portfolio - Service
Class
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to 30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to -40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to 1.43%
2006	62	$11.08	to	$11.15	$692	(b)	0.95%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to	15.16%
2005	121	$11.02	to	$11.08	$1,341	(a)	0.75%	to	1.50%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	37	$8.32	to	$8.69	$316	0.91%	0.75%	to	1.75%	27.80%	to	29.12%
2008	19	$6.51	to	$6.73	$123	0.91%	0.75%	to	1.75%	-33.98%	to	-33.23%
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37%	to	-4.45%
2006	36	$10.42	to	$10.55	$374	(b)	0.75%	to	1.75%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
ING Baron Asset Portfolio - Service Class
2009	40	$8.38	to	$9.11	$338	-	0.70%	to	1.25%	32.59%	to	33.38%
2008	42	$6.32	to	$6.83	$266	-	0.70%	to	1.25%	-41.75%	to	-41.50%
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service
Class
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
ING Columbia Small Cap Value Portfolio - Service
Class
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(b)	0.75%	to	1.90%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Davis New York Venture Portfolio - Service Class
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	1,808	$4.57	to	$13.96	$18,675	-	0.35%	to	1.90%	29.83%	to	31.40%
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(a)	0.75%	to	1.90%		(a)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(a)	0.75%	to	1.90%		(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
2006	-		$10.73		$1	(b)		1.25%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
ING Pioneer High Yield Portfolio - Initial Class
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(b)	0.75%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(a)	0.75%	to	1.25%		(a)
ING Solution 2025 Portfolio - Service Class
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(a)	0.75%	to	1.25%		(a)
ING Solution 2035 Portfolio - Service Class
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	-		$11.07		$3	(a)		1.25%			(a)
ING Solution 2045 Portfolio - Service Class
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	-		$11.27		$3	(a)		1.25%			(a)
ING Solution Income Portfolio - Service Class
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
2005	13		$10.30		$138	(a)		1.25%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(a)	0.75%	to	1.90%		(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
ING Templeton Foreign Equity Portfolio - Initial Class
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(d)	0.70%	to	1.90%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Thornburg Value Portfolio - Initial Class
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(a)	0.75%	to	1.90%		(a)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
ING Strategic Allocation Growth Portfolio - Class I
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
ING Strategic Allocation Moderate Portfolio - Class I
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class I
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
ING GET U.S. Core Portfolio - Series 5
2009	139	$10.25	to	$10.72	$1,481	3.54%	1.45%	to	2.25%	-0.58%	to	0.19%
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
ING GET U.S. Core Portfolio - Series 6
2009	1,792	$10.04	to	$10.48	$18,495	2.06%	1.45%	to	2.25%	-0.59%	to	0.19%
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
ING GET U.S. Core Portfolio - Series 7
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
ING GET U.S. Core Portfolio - Series 8
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(a)	1.45%	to	2.40%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 10
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82%	to	-2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 11
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00%	to	-2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 12
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92%	to	-2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(b)	1.45%	to	2.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 13
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26%	to	-3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(b)	1.45%	to	2.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 14
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(b)	0.95%	to	1.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
ING Index Plus LargeCap Portfolio - Class I
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
ING Index Plus MidCap Portfolio - Class I
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
ING Index Plus SmallCap Portfolio - Class I
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class I
2009	989	$7.44	to	$14.01	$11,857	-	0.70%	to	1.90%	25.89%	to 26.77%
2008	36	$5.91	to	$5.94	$211	(d)	0.75%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Index Portfolio - Class S
2009	3		$12.72		$42	(e)		1.25%			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Portfolio - Class I
2009	943	$8.75	to	$17.08	$13,488	1.61%	0.35%	to	1.90%	13.37%	to 14.84%
2008	334	$7.66	to	$14.95	$4,682	2.09%	0.70%	to	1.50%	-36.59%	to -36.08%
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to 2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to 15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to 6.20%
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	2,458	$11.71	to	$12.73	$28,908	(e)	0.75%	to	1.90%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	1,651	$8.06	to	$12.93	$20,115	-	0.70%	to	2.25%	22.17%	to 22.71%
2008	96	$6.63	to	$6.65	$641	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2009	812	$12.47	to	$12.56	$10,184	(e)	0.95%	to	1.90%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	125	$12.51	to	$12.52	$1,568	(e)	1.25%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	8	$12.80	to	$12.86	$101	(e)	0.75%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2009	19	$8.18	to	$8.25	$159	-	0.75%	to	1.25%	39.12%
2008	5		$5.93		$29	(d)		0.75%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Small Cap Index Portfolio - Class I
2009	14	$8.69	to	$8.76	$123	-	0.75%	to	1.25%	25.68%
2008	5		$6.97		$35	(d)		0.75%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class I
2009	1,495	$9.21	to	$26.63	$30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
ING U.S. Bond Index Portfolio - Class I
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%
2008	9	$10.19	to	$10.22	$96	(d)	0.75%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class I
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
ING MidCap Opportunities Portfolio - Class I
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
ING MidCap Opportunities Portfolio - Class S
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44%	to	30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
ING SmallCap Opportunities Portfolio - Class S
2009	264	$7.21	to	$7.74	$2,004	-	0.95%	to	1.75%	28.52%	to	29.43%
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2009	-		$35.54		$13	6.90%		0.75%		24.92%
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%		9.70%
2006	1		$31.04		$21	2.16%		0.75%		9.88%
2005	1		$28.25		$19	-		0.75%		7.17%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2009	-	$23.95	to	$26.50	$2	-	0.75%	to	1.50%	42.64%	to	43.79%
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to	-44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to	11.44%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
2006	1		$22.39		$12	4.88%		0.75%		3.47%
2005	1		$21.64		$11	-		0.75%		1.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2009	-		$17.95		$2	-		1.50%		34.36%
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to -40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to 10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to 3.52%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
2005	-		$22.62		$6	-		0.75%		5.11%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%	to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to -39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to -0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to 11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to 7.43%
Oppenheimer Global Securities/VA
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
2005	3		$21.20		$72	2.12%		0.75%		13.49%
Oppenheimer Main Street Fund®/VA
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%	to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to -38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to 14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to 4.98%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(a)	0.75%	to	1.25%		(a)
Oppenheimer MidCap Fund/VA
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
PIMCO Real Return Portfolio - Administrative Class
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%	1.29%
Pioneer Emerging Markets VCT Portfolio - Class I
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
Pioneer High Yield VCT Portfolio - Class I
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%
2005	12		$10.81		$133	6.30%		0.75%		1.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Premier VIT OpCap Mid Cap Portfolio - Class I
2009	90	$7.73	to	$7.83	$708	(e)	0.75%	to	1.25%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
Wanger International
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(c)	0.75%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
Wanger Select
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
2005	44	$12.45	to	$12.55	$554	-	0.75%	to	1.25%	9.61%
Wanger USA
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12%	to	41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%
2005	43	$12.72	to	$12.82	$552	-	0.75%	to	1.25%	10.42%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3

Consolidated Balance Sheets as of
December 31, 2009 and 2008	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2009, 2008, and 2007	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2010,

except for Note 2, as to which the date is

  April 5, 2010

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$1,253.7	$1,083.7	$1,054.7
Fee income	533.8	612.9	769.9
Premiums	35.0	46.9	46.8
Broker-dealer commission revenue	275.3	622.5	568.4
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(442.0)	(1,052.5)	(76.0)
Portion of other-than-temporary impairment
losses recognized in Other comprehensive
income (loss)	47.5	-	-
Net other-than-temporary impairments
recognized in earnings	(394.5)	(1,052.5)	(76.0)
Other net realized capital gains	162.4	399.4	48.4
Total net realized capital losses	(232.1)	(653.1)	(27.6)
Other income	16.4	21.3	20.3
Total revenue	1,882.1	1,734.2	2,432.5
Benefits and expenses:
Interest credited and other benefits
to contractowners	522.6	1,432.4	802.8
Operating expenses	597.6	687.5	652.2
Broker-dealer commission expense	275.3	622.5	568.4
Net amortization of deferred policy acquisition
cost and value of business acquired	79.6	128.9	129.2
Interest expense	3.5	1.4	5.5
Total benefits and expenses	1,478.6	2,872.7	2,158.1
Income (loss) before income taxes	403.5	(1,138.5)	274.4
Income tax expense (benefit)	49.6	(108.3)	56.0
Net income (loss)	$353.9	$(1,030.2)	$218.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,038.2 at 2009 and $14,544.3at 2008)	$15,185.5	$13,157.7
Equity securities, available-for-sale, at fair value
(cost of $175.1 at 2009 and $247.7 at 2008)	187.9	240.3
Short-term investments	535.5	41.9
Mortgage loans on real estate	1,874.5	2,107.8
Policy loans	254.7	267.8
Loan-Dutch State obligation	674.1	-
Limited partnerships/corporations	426.2	513.9
Derivatives	129.0	235.2
Securities pledged (amortized cost of $483.7 at 2009 and $1,248.8 at 2008)	469.8	1,319.9
Total investments	19,737.2	17,884.5
Cash and cash equivalents	243.3	203.5
Short-term investments under securities loan agreement,
including collateral delivered	351.0	483.9
Accrued investment income	217.2	205.8
Receivables for securities sold	3.1	5.5
Reinsurance recoverable	2,426.3	2,505.6
Deferred policy acquisition costs	901.8	865.5
Value of business acquired	991.5	1,832.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	287.2	-
Due from affiliates	49.1	13.8
Current income tax recoverable	23.9	38.6
Property and equipment	90.8	114.7
Other assets	100.8	233.3
Assets held in separate accounts	41,369.8	35,927.7
Total assets	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$21,115.0	$20,782.1
Payables for securities purchased	18.4	1.6
Payables under securities loan agreement, including collateral held	351.0	488.3
Notes payable	4.9	17.9
Borrowed money	0.1	615.3
Due to affiliates	159.9	116.7
Deferred income taxes	351.2	101.1
Other liabilities	693.6	874.7
Liabilities related to separate accounts	41,369.8	35,927.7
Total liabilities	64,063.9	58,925.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,528.2	4,161.3
Accumulated other comprehensive loss	(15.0)	(482.1)
Retained earnings (deficit)	(1,611.9)	(2,117.5)
Total shareholder's equity	2,904.1	1,564.5
Total liabilities and shareholder's equity	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$2.8	$4,299.5	$(14.0)	$(1,305.7)	$2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of DAC and tax	-	-	(151.7)	151.7	-
Comprehensive loss:
Net income	-	-	-	353.9	353.9
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($879.0 pretax), including
change in tax valuation allowance of $(54.1)	-	-	656.2	-	656.2
Portion of other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($(47.5) pretax), including
increase in tax valuation allowance of $16.1	-	-	(47.5)	-	(47.5)
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($0.8 pretax), including
decrease in tax valuation allowance of $(0.3)	-	-	0.8	-	0.8
Pension liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive loss					972.7
Capital contribution	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$353.9	$(1,030.2)	$218.4
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(152.8)	(205.1)	(193.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	83.3	128.3	133.9
Net accretion/decretion of discount/premium	45.4	87.1	72.7
Future policy benefits, claims reserves, and
interest credited	398.2	1,296.8	579.6
Provision for deferred income taxes	36.7	25.3	30.4
Net realized capital gains	232.1	653.1	27.6
Depreciation	10.4	56.7	18.2
Change in:
Accrued investment income	(11.4)	(37.5)	12.1
Reinsurance recoverable	79.3	88.8	121.0
Other receivable and assets accruals	130.9	(115.3)	(37.0)
Due to/from affiliates	7.9	(17.2)	46.4
Other payables and accruals	46.0	(120.3)	17.8
Other, net	(110.6)	(44.0)	(16.4)
Net cash provided by operating activities	1,149.3	766.5	1,031.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	5,864.2	9,039.7	10,235.6
Equity securities, available-for-sale	99.4	135.0	113.8
Mortgage loans on real estate	308.7	146.5	205.4
Limited partnerships/corporations	116.2	510.1	32.6
Derivatives	25.3	175.0	44.4
Acquisition of:
Fixed maturities, available-for-sale	(6,215.4)	(11,593.4)	(8,425.5)
Equity securities, available-for-sale	(25.2)	(54.8)	(243.9)
Mortgage loans on real estate	(87.2)	(168.0)	(415.1)
Limited partnerships/corporations	(49.3)	(428.6)	(312.1)
Derivatives	(196.1)	(122.4)	(12.2)
Policy loans, net	13.1	5.6	(4.5)
Short-term investments, net	(492.7)	126.7	(163.3)
Loan-Dutch State obligation, net	124.8	-	-
Sales (purchases) of fixed assets, net	13.5	(24.0)	(90.5)
Collateral (delivered) held, net	(4.4)	23.2	(18.8)
Net cash (used in) provided by investing activities	(505.1)	(2,229.4)	945.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,069.6	3,836.4	1,600.0
Maturities and withdrawals from investment contracts	(2,123.6)	(2,312.2)	(3,451.2)
Short-term (repayments) loans to (from) affiliates	(300.2)	13.0	45.0
Short-term repayments of repurchase agreements, net	(615.2)	(123.1)	(94.8)
Notes payable	-	-	9.9
Dividends to Parent	-	-	(145.0)
Contribution of capital	365.0	-	-
Net cash (used in) provided by financing activities	(604.4)	1,414.1	(2,036.1)
Net increase (decrease) in cash and cash equivalents	39.8	(48.8)	(58.9)
Cash and cash equivalents, beginning of year	203.5	252.3	311.2
Cash and cash equivalents, end of year	$243.3	$203.5	$252.3
Supplemental cash flow information:
Income taxes paid (received), net	$13.7	$(44.1)	$45.1
Interest paid	$4.8	$23.6	$44.6
Non-cash transfer: Loan-Dutch State obligation	$798.9	$-	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On May 11, 2006, ILIAC organized Northfield Windsor LLC (“NWL”) as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut. On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures (ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

▪	The quoted price of the identical liability when traded as an asset; or
▪	Quoted prices for similar liabilities or similar liabilities traded as assets; or
▪	Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 - Generally Accepted Accounting Principles: amendments based on Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company adopted the Codification as of July 1, 2009. There was no effect on the Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
▪	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
▪	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪	Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009 and are presented in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic 815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint Ventures,” which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
▪	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
▪	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
▪	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

▪	A subsidiary or group of assets that is a business or nonprofit activity;
▪	A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
▪	An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪

Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪

Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements, as of December 31, 2009 and for the three years ended December 31, 2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments, and related income taxes. During 2008 and 2009, due to the economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above, including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts, as follows:

▪

For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

▪

As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009 and 2008, total accumulated depreciation and amortization was $92.0 and $103.0, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0.0% to 7.8% for the years 2009, 2008, and 2007. Certain reserves also may include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2009 and 2008, given the economic environment, which resulted in significant net realized and unrealized losses, the Company did not include the net unrealized and unamortized realized losses associated with experienced-rated contracts in Future policy benefits and claims reserves. The net unrealized losses on investments supporting experience-rated contracts are reflected in Accumulated other comprehensive (loss) income, and the amortization of realized losses has been recorded in Interest credited and other benefits to contractowners. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2009, 2008, and 2007, reserve interest rates ranged from 5.3% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder;
▪	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital losses of $8.8 and $53.2, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.4 billion and $2.5 billion at December 31, 2009 and 2008, respectively, is related to the reinsurance recoverable from a subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital		Fair
		Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
	U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
	U.S. government agencies and
	authorities	632.5	41.1	-	-	673.6
	State, municipalities, and political
	subdivisions	112.5	2.5	7.8	-	107.2

	U.S. corporate securities:
	Public utilities	1,138.7	40.8	14.3	-	1,165.2
	Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
	Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

	Foreign securities(1):
	Government	343.0	29.2	8.7	-	363.5
	Other	2,922.5	129.0	56.6	0.1	2,994.8
	Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

	Residential mortgage-backed securities	1,916.6	268.3	111.9	16.8	2,056.2
	Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
	Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

	Total fixed maturities, including
	securities pledged	15,521.9	801.5	621.4	46.7	15,655.3
	Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities		15,038.2	797.2	603.2	46.7	15,185.5
Equity securities		175.1	13.4	0.6	-	187.9
Total investments, available-for-sale		$15,213.3	$810.6	$603.8	$46.7	$15,373.4
(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit
	impairments").

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	783.2	77.2	-	860.4
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	926.8	4.3	101.2	829.9
Other corporate securities	3,925.4	85.7	408.8	3,602.3
Total U.S. corporate securities	4,852.2	90.0	510.0	4,432.2

Foreign securities(1):
Government	409.8	4.3	63.3	350.8
Other	2,455.4	35.0	317.8	2,172.6
Total foreign securities	2,865.2	39.3	381.1	2,523.4

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,601.0	0.1	370.2	1,230.9
Other asset-backed securities	814.6	1.0	214.9	600.7

Total fixed maturities, including
fixed maturities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: fixed maturities pledged	1,248.8	78.9	7.8	1,319.9
Total fixed maturities	14,544.3	367.1	1,753.7	13,157.7
Equity securities	247.7	1.0	8.4	240.3
Total investments available-for-sale	$14,792.0	$368.1	$1,762.1	$13,398.0
(1) Primarily U.S. dollar denominated.

At December 31, 2009, net unrealized gains were $146.2 and at December 31, 2008, net unrealized losses were $1,322.9 on total fixed maturities, including securities pledged to creditors, and equity securities. During 2009 and 2008, as a result of the economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, excluding securities pledged, as of December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$250.5	$253.1
After one year through five years	3,942.6	4,134.7
After five years through ten years	4,025.5	4,173.0
After ten years	3,194.3	3,175.5
Mortgage-backed securities	3,451.6	3,387.3
Other asset-backed securities	657.4	531.7
Less: securities pledged	483.7	469.8
Fixed maturities, excluding securities pledged	$15,038.2	$15,185.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009 or 2008.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.9 and $14.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 29.4% and 15.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $233.5 and $134.0, respectively, and is included in Fixed maturities, available for sale, on the Consolidated Balance Sheets. The impact to Other net realized capital gains (losses) on the Consolidated Statements of Operations related to these hybrid instruments was $57.0 and $6.0 for the years ended December 31, 2009 and 2008, respectively.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $119.0 and $141.0 in ING proprietary funds as of December 31, 2009 and 2008, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2009 and 2008.

	2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$105.5	15.7%	$18.5	2.8%	$169.3	9.6%	$40.2	2.3%
More than six months and
twelve months or less
below amortized cost	44.0	6.6%	37.9	5.7%	511.9	29.1%	58.3	3.3%
More than twelve months
below amortized cost	300.8	45.0%	161.4	24.2%	921.5	52.3%	60.3	3.4%
Total unrealized capital loss	$450.3	67.3%	$217.8	32.7%	$1,602.7	91.0%	$158.8	9.0%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and 2008.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2009	Cost	Cost	Cost	Losses
Interest rate or spread widening	$75.9	$35.2	$78.5	$189.6
Mortgage and other asset-backed
securities	48.1	46.7	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,901.8	$212.6	$2,127.2	$5,241.6

2008
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other asset-backed
securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$1,002.1	$38.3	$-	$-	$-	$-	$1,002.1	$38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-backed	141.1	45.4	47.7	4.2	425.3	79.1	614.1	128.7
Commercial
mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.2	1.6	11.6	6.7	261.8	127.2	300.6	135.5
Total	$2,901.8	$124.0	$212.6	$81.9	$2,127.2	$462.2	$5,241.6	$668.1

2008
U.S. Treasuries	$482.8	$0.9	$-	$-	$-	$-	$482.8	$0.9
U.S. corporate,
state, and
municipalities	1,104.3	89.0	1,487.4	235.9	613.4	202.8	3,205.1	527.7
Foreign	576.0	54.6	906.2	145.8	563.3	180.7	2,045.5	381.1
Residential
mortgage-backed	621.9	48.6	610.9	94.0	646.6	124.1	1,879.4	266.7
Commercial
mortgage-backed	84.3	2.6	285.4	69.5	821.5	298.1	1,191.2	370.2
Other asset-backed	88.1	13.7	156.8	25.1	319.4	176.1	564.3	214.9
Total	$2,957.4	$209.4	$3,446.7	$570.3	$2,964.2	$981.8	$9,368.3	$1,761.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 82.2% of the average book value as of December 31, 2009. In addition, this category includes 427 securities, which have an average quality rating of A+.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$3,652.0	$185.0	$168.0	$60.7	377	98
More than six months and
twelve months or less
below amortized cost	734.6	247.0	40.2	124.3	120	48
More than twelve months
below amortized cost	431.1	660.1	28.2	246.7	90	129
Total	$4,817.7	$1,092.1	$236.4	$431.7	587	275

2008
Six months or less
below amortized cost	$5,085.8	$2,956.4	$408.8	$992.5	778	555
More than six months and
twelve months or less
below amortized cost	1,858.2	276.7	132.2	128.5	328	69
More than twelve months
below amortized cost	921.6	31.3	81.6	17.9	183	15
Total	$7,865.6	$3,264.4	$622.6	$1,138.9	1,289	639

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	522.0	220.8	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,817.6	$1,092.1	$236.4	$431.7	587	275

2008
U.S. Treasuries	$483.7	$-	$0.9	$-	4	-
U.S. corporate, state and
municipalities	2,744.0	988.8	211.7	316.1	579	232
Foreign	1,728.2	698.3	144.1	237.0	285	154
Residential mortgage-backed	1,733.1	413.4	131.1	135.6	252	77
Commercial mortgage-backed	812.8	748.5	102.6	267.6	93	72
Other asset-backed	363.8	415.3	32.2	182.6	76	104
Total	$7,865.6	$3,264.3	$622.6	$1,138.9	1,289	639

During the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $1.1 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in 2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which previously were reported in Net realized capital gains (losses).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At both December 31, 2009 and 2008, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% and $206.3 or 11.7% of the total unrealized capital losses, as of December 31, 2009 and 2008, respectively.

The fair value of the Company’s fixed maturities, including securities pledged, increased $1.2 billion before tax and DAC, from December 31, 2008 through December 31, 2009 primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

The following table identifies the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	47.8	57	283.2	233	36.3	113
Foreign(1)	50.6	42	108.9	94	19.1	54
Residential mortgage-backed	31.6	69	349.3	194	7.1	30
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	43.4	32	24.8	35	10.5	21
Equity securities	19.5	9	55.1	17	-	-
Limited partnerships	17.6	17	6.6	6	3.0	1
Mortgage loans on real estate	10.3	4	3.8	1	-	-
Total	$394.5	256	$1,052.5	609	$76.0	219
(1)	Primarily U.S. dollar denominated.

The above schedule includes $112.2, $235.8, and $16.4, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $282.3, $816.7, and $59.6 in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	35.9	42	204.5	180	31.6	102
Foreign(1)	48.7	41	81.3	78	19.1	54
Residential mortgage-backed	2.4	1	291.8	128	2.6	2
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	21.6	10	18.3	14	6.3	16
Total	$282.3	120	$816.7	429	$59.6	174
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No. of
	Impairment	Securities
U.S. corporate	$0.6	2
Foreign(1)	0.1	3
Residential mortgage-backed	16.8	29
Other asset-backed	29.2	17
Total	$46.7	51
(1) Primarily U.S. dollar denominated.

The fair value of the fixed maturities with other-than-temporary impairments at December 31, 2009, 2008, and 2007 was $2,964.4, $2,136.5, and $1,210.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$25.1
Additional credit impairments:
On securities not previously impaired	13.6
On securities previously impaired	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(1.5)
Balance at December 31, 2009	$46.0
(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,125.7	$1,019.3	$895.5
Equity securities, available-for-sale	15.4	(13.2)	38.5
Mortgage loans on real estate	111.3	116.0	118.5
Real estate	6.6	9.0	-
Policy loans	13.7	14.2	14.1
Short-term investments and cash equivalents	2.4	5.8	2.2
Other	18.4	12.7	88.3
Gross investment income	1,293.5	1,163.8	1,157.1
Less: investment expenses	39.8	80.1	102.4
Net investment income	$1,253.7	$1,083.7	$1,054.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(347.1), $(987.0), and $(73.0)
in 2009, 2008, and 2007, respectively	$(35.5)	$(990.8)	$(50.3)
Equity securities, available-for-sale, including
net OTTI of $(19.5), $(55.1), and $0.0
in 2009, 2008, and 2007, respectively	(2.9)	(81.0)	6.4
Derivatives	(190.2)	(187.0)	(123.0)
Other investments, including net OTTI
of $(27.9), $(10.4), and $(3.0)
in 2009, 2008, and 2007, respectively	(14.8)	(18.7)	(2.6)
Less: allocation to experience-rated contracts,
including net OTTI of $(175.5), $(439.1), and
$(49.9) in 2009, 2008, and 2007, respectively	11.3	624.4	141.9
Net realized capital losses	$(232.1)	$(653.1)	$(27.6)
After-tax net realized capital losses including
tax valuation allowance of $92.2 for 2009
and of $(328.0) for 2008	$(58.7)	$(752.5)	$(17.9)

The decline in Net realized capital losses for the year ended December 31, 2009, was primarily due to a decline in impairments related to improved market conditions which began in the latter part of the first quarter of 2009, as well as the implementation of new US GAAP guidance on impairments in the second quarter of 2009, which resulted in the transfer of noncredit related impairments to Other comprehensive income (loss). Also contributing to the decline was a gain of $206.2 recognized in the first quarter of 2009 on the transfer of an 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State as well as gains on the sale of equity securities driven by improvements in equity market conditions.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008 and continuing in 2009, as a result of the economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2009 and 2008, the Company fully amortized $11.3 and $624.4, respectively, of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 at

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

December 31, 2007 and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, including those related to experience-related contracts, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Proceeds on sales	$4,674.6	$8,426.5	$5,738.8
Gross gains	228.5	120.0	66.4
Gross losses	87.4	234.4	101.2

3.	Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,861.8	$12,320.6	$1,472.9	$15,655.3
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives	-	129.0	-	129.0
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	34,936.7	6,433.1	-	41,369.8
Total	$38,074.6	$18,884.5	$1,512.7	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives	-	283.4	48.3	331.7
Total	$-	$283.4	$54.3	$337.7

(1)	Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.7%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Derivatives	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	711.1	18.2	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,980.7	$16,337.8	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Derivatives	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as Level 1 or Level 2 assets consistent with the policies described above for Fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following disclosures are made in accordance with the requirements of ASC 825, “Financial Instruments”, which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

	2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$15,655.3	$15,655.3	$14,477.6	$14,477.6
Equity securities, available-for-sale	187.9	187.9	240.3	240.3
Mortgage loans on real estate	1,874.5	1,792.8	2,107.8	2,027.9
Loan-Dutch State obligation	674.1	645.5	-	-
Policy loans	254.7	254.7	267.8	267.8
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	1,129.8	1,129.8	729.3	729.3
Derivatives	129.0	129.0	235.2	235.2
Notes receivable from affiliates	175.0	169.6	175.0	175.0
Assets held in separate accounts	41,369.8	41,369.8	35,927.7	35,927.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,359.0	1,450.4	1,529.4	1,610.6
Without a fixed maturity	16,441.2	17,688.4	15,611.8	17,237.9
Product guarantees	6.0	6.0	220.0	220.0
Derivatives	331.7	331.7	544.1	544.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

		Fixed maturities,		Equity
		available-for-sale,		securities,
		including		available-			Product
		securities pledged		for-sale	Derivatives		Guarantees
Balance at January 1, 2009		$2,291.6		$-	$(73.6)		$(220.0)
	Capital gains (losses):
	Net realized capital (losses) gains	(41.2)	(1)	(11.0)	5.9	(3)	219.4	(4)
	Net unrealized capital gains(2)	137.7		5.3	-		-
	Total net realized and unrealized
	capital gains (losses)	96.5		(5.7)	5.9		219.4
	Purchases, sales, issuances,
	and settlements, net	(432.7)		1.0	11.6		(5.4)
	Transfers in to Level 3	-		44.5	-		-
	Transfers out of Level 3	(482.5)		-	7.8		-
Balance at December 31, 2009		$1,472.9		39.8	$(48.3)		$(6.0)

Balance at January 1, 2008		$1,737.6		$-	$-		$(76.4)
	Capital gains (losses):
	Net realized capital losses	(72.6)	(1)	-	(29.3)	(3)	(139.6)	(4)
	Net unrealized capital gains(2)	71.8		-	-		-
	Total net realized and unrealized
	capital losses	(0.8)		-	(29.3)		(139.6)
	Purchases, sales, issuances,
	and settlements, net	(171.7)		-	21.5		(4.0)
	Transfers in to Level 3	726.5		-	(65.8)		-
Balance at December 31, 2008		$2,291.6		$-	$(73.6)		$(220.0)

(1)	This amount is included in Net realized capital gains (losses) with $(79.8) and $5.4 for the years ended December 31, 2009
	and 2008, respectively, related to the amortization of book value included in Net investment income on the Consolidated
	Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations and contains
	unrealized gains (losses) on Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on these Level 3
	assets are classified as realized gains (losses) for the purpose of this disclosure because it is impractical to track realized and
	unrealized gains (losses) on a contract-by-contract basis.
(4)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of Operations.
	All gains and losses on these Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it
	is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale, including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State during the first quarter of 2009. The unrealized capital gains on Level 3 fixed maturities for the year ended December 31, 2009, represent the decrease in unrealized losses due to the decrease in the Level 3 fixed maturities portfolio related to the Dutch State Transaction, as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Transfers out of Level 3 for the year ended December 31, 2009, represent the movement of Alt-A mortgage-backed securities to Level 2, as the market became active again for these securities at the end of 2009. The increase in Level 3 fixed maturities for the year ended December 31, 2008, was related to the Company’s determination that subprime and Alt-A RMBS should be classified as Level 3 due to decreased levels of corroborating market activity for these securities.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: Fair value of Level 3 derivatives declined for the year ended December 31, 2009, primarily due to the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange. Level 3 derivatives for the year ended December 31, 2008 increased due to the transfer in of subprime and Alt-A RMBS due to significantly reduced market activity.

Product guarantees: For the year ended December 31, 2009, the value of the liability related to product guarantees decreased as an increase in interest rates and market values increased customer account balances and decreased the Company’s liability. As of December 31, 2009, the net realized gains attributable to credit risk were $5.0. For the year ended December 31, 2008, liabilities related to product guarantees increased as deterioration in the economic environment led to lower customer account balances and increased the Company’s liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products in an increasing interest rate environment.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

	2009			2008
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Interest rate swaps(1)	5,909.4	$86.8	$(228.8)	7,207.2	$207.6	$(439.6)
Foreign exchange swaps(1)	199.5	-	(43.3)	199.5	3.1	(21.7)
Credit default swaps(1)	243.9	0.2	(53.6)	341.1	16.1	(75.0)
Forwards(1)	-	-	-	263.0	3.3	-
Swaptions(1)	90.7	0.5	-	2,521.5	5.1	-
Futures(1)	-	-	-	580.6	-	(7.8)
Interest rate caps(1)	3,750.0	41.5	(6.0)	-	-	-
Managed custody
guarantees(3)	N/A*	-	(6.0)	N/A*	-	(40.0)
Embedded derivatives:
Within securities(2)	N/A*	46.4	(0.1)	N/A*	123.7	-
Within retail annuity
products(3)	N/A*	-	-	N/A*	-	(180.0)
Total	10,193.5	$175.4	$(337.8)	11,112.9	$358.9	$(764.1)
* N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.
(2)	The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Consolidated Balance Sheets with the underlying instrument.
(3)	The fair values of embedded derivatives within retail annuity products and managed custody guarantees are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$(109.5)	$(198.4)
Foreign exchange swaps(1)	(23.3)	29.1
Credit default swaps(1)	(16.5)	(12.3)
Forwards(1)	13.1	27.2
Swaptions(1)	(4.9)	(6.2)
Futures(1)	(49.0)	(29.3)
Interest rate caps(1)	(0.1)	2.1
Managed custody guarantees(2)	34.0	(40.0)
Embedded derivatives:
Within securities(2)	(77.4)	82.0
Within retail annuity products(2)	185.4	(99.6)
Other	-	0.8
Total	$(48.2)	$(244.6)
(1)	Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contractowners on the Consolidated
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2009, the fair value of credit default swaps of $0.2 and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

$53.6 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $84.4 and $161.0, respectively.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of ASC Topic 944-30	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	865.5
Deferrals of commissions and expenses	108.2
Amortization:
Amortization	(39.3)
Interest accrued at 5% to 7%	58.0
Net amortization included in the Consolidated Statements of Operations	18.7
Change in unrealized capital gains (losses) on available-for-sale securities	(90.6)
Balance at December 31, 2009	$901.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The estimated amount of DAC amortization expense, net of interest, is $17.8, $44.6, $49.8, $48.6, and $44.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of ASC Topic 944-30	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	1,832.5
Deferrals of commissions and expenses	40.4
Amortization:
Amortization	(170.5)
Interest accrued at 4% to 7%	72.2
Net amortization included in the Consolidated Statements of Operations	(98.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(783.1)
Balance at December 31, 2009	$991.5

The estimated amount of VOBA amortization expense, net of interest, is $36.1, $64.0, $64.8, $59.2, and $53.0, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC and VOBA

The decrease in Net amortization of DAC and VOBA for the year ended December 31, 2009, was primarily due to reduced amortization rates driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009. This decline was partially offset by the impact of higher current year gross profits, primarily due to lower expenses and lower realized losses, which resulted in an increase in amortization.

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, ILIAC paid $145.0 in dividends on its common stock to its Parent. During 2009 and 2008, ILIAC did not pay any dividends to its Parent. On February 19, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008 and 2007, ILIAC did not receive any cash capital contributions from its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $271.6, $(428.4), and $245.5, for the years ended December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,762.1 and $1,524.6 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period. The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $32.6 increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $51.1. This adoption had no impact on total liabilities or net income.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively. As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2009 and 2008, was $6.9 billion and $6.5 billion, respectively.

7.	Income Taxes

ILIAC files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Current tax expense (benefit):
Federal	$27.5	$(121.8)	$28.6
State	(0.9)	(18.1)	(9.0)
Total current tax expense (benefit)	26.6	(139.9)	19.6
Deferred tax expense:
Federal	23.0	31.6	36.4
Total deferred tax expense	23.0	31.6	36.4
Total income tax expense (benefit)	$49.6	$(108.3)	$56.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Income (loss) before income taxes and cumulative
effect of change in accounting principle	$403.5	$(1,138.5)	$274.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	141.2	(398.5)	96.0
Tax effect of:
Dividend received deduction	(2.6)	(15.5)	(26.2)
IRS audit settlement	(0.1)	(10.1)	-
State audit settlement	(1.2)	(12.6)	(21.8)
State tax expense	0.1	1.3	-
Tax valuation allowance	(92.2)	333.0	-
Other	4.4	(5.9)	8.0
Income tax expense (benefit)	$49.6	$(108.3)	$56.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Insurance reserves	$140.0	$217.2
Net unrealized capital loss	-	503.8
Investments	255.6	294.7
Postemployment benefits	67.1	67.4
Compensation	46.3	42.5
Other	16.6	3.9
Total gross assets before valuation allowance	525.6	1,129.5
Less: valuation allowance	(202.5)	(333.0)
Assets, net of valuation allowance	323.1	796.5
Deferred tax liabilities:
Net unrealized capital gain	(55.3)	-
Value of business acquired	(347.0)	(653.3)
Deferred policy acquisition costs	(272.0)	(244.3)
Total gross liabilities	(674.3)	(897.6)
Net deferred income tax liability	$(351.2)	$(101.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of $158.5 and $328.0, respectively, related to realized capital losses. The change from December 31, 2008 to December 31, 2009 consists of (a) $(92.2) related to realized capital losses which is included in Net income (loss) and (b) $(77.3) related to the adoption of new US GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in Accumulated other comprehensive loss. Additionally, at December 31, 2009, the Company had a valuation allowance of $39.0 which is included in Accumulated other comprehensive loss. The Company had no valuation allowance at December 31, 2008. As of December 31, 2009, the tax valuation allowance on unrealized capital losses included $77.3, which was reclassified from beginning Retained earnings to Other comprehensive loss under ASC Topic 320. The Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC had a receivable from ING AIH of $23.9 and $38.6 for federal income taxes as of December 31, 2009 and 2008, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$22.1	$47.4
Additions for tax positions related to current year	0.9	2.4
Additions for tax positions related to prior years	3.5	2.2
Reductions for tax positions related to prior years	(13.3)	(20.7)
Reductions for settlements with taxing authorities	(0.4)	(9.2)
Balance at December 31	$12.8	$22.1

The Company had $24.8 and $23.1 of unrecognized tax benefits as of December 31, 2009 and 2008, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense (benefit) on the Balance Sheets and the Statements of Operations, respectively. The Company had accrued interest of $3.3 and $3.8 as of December 31, 2009 and 2008, respectively. The decrease in accrued interest during the year ended December 31, 2009 primarily related to the settlement of the 2001 through 2006 New York state audit.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS examinations, it is reasonably possible that the unrecognized tax benefits will increase by up to $4.1. The timing of the payment of the remaining allowance of $16.9 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax year 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

•	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $22.3, $14.0, and $17.2, for 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.9, $10.3, and $10.1, for the years ended December 31, 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America Serp. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009 and 2008.

	2009	2008
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$94.9	$85.6
Interest cost	5.3	5.2
Benefits paid	(13.4)	(11.6)
Post service cost-unrecognized	-	0.2
Actuarial gain on obligation	3.4	15.5
Projected benefit obligation, December 31	$90.2	$94.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2009	2008
Accrued benefit cost	$(90.2)	$(94.9)
Accumulated other comprehensive income	21.1	20.0
Net amount recognized	$(69.1)	$(74.9)

At December 31, 2009 and 2008, the projected benefit obligation was $90.2 and $94.9, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2009 and 2008 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2009	2008
Discount rate at end of period	6.00%	6.00%
Rate of compensation increase	1.50%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2009, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by current US GAAP guidance for employers’ accounting for pensions, the 6.0% discount rate will also be used to determine the Company’s 2010 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2009	2008	2007
Discount rate	6.00%	6.50%	5.90%
Rate of increase in compensation levels	1.50%	4.00%	4.20%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted average assumptions used in calculating the net pension cost for 2009 were, as indicated above, a 6.0% discount rate and a 1.5% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009, 2008, and 2007, were as follows:

	2009	2008	2007
Interest cost	$5.3	$5.2	$5.4
Net actuarial loss recognized in the year	2.1	-	0.7
Unrecognized past service cost recognized in the year	0.1	-	-
The effect of any curtailment or settlement	0.1	0.5	0.4
Net periodic benefit cost	$7.6	$5.7	$6.5

Cash Flows

In 2010, the employer is expected to contribute $10.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2010 through 2014, and thereafter through 2019, are estimated to be $10.5, $9.3, $8.9, $7.8, $6.8, and $26.5, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company recognized compensation expense for the leo options and performance shares of $3.7, $4.1, and $4.5, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized tax benefits of $0.1, $0.7, and $3.2, in 2009, 2008, and 2007, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008, but has not yet received a favorable determination letter on the qualified status of the Plan.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2009, 2008, and 2007, were $11.6, $13.2, and $12.7, respectively.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $35.9, $58.4, and $60.5, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $140.2, $175.3, and $167.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2009, 2008, and 2007, net expenses related to the agreement were incurred in the amount of $26.3, $19.6, and $21.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2009, 2008, and 2007, commissions were collected in the amount of $275.3, $622.5, and $568.4. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust (“IIT”). On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue DSL earns as investment advisor of IIT which is attributable to ING USA deposits into IIT. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred under these services agreements in the amount of $138.7, $156.2, and $124.4, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $12.5, $14.9, and $13.1, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $204.1, $245.1, and $312.7, (excludes fees paid to ING Investment Management Co.) in 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2009, 2008, and 2007, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $270.0, $323.8, and $343.8, respectively. At December 31, 2009 and 2008, DSL had $25.3 and $18.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred an immaterial amount of interest expense for the year ended December 31, 2009 and $0.2, and $3.9, for the years ended December 31, 2008 and 2007, respectively, and earned interest income of $1.0, $4.8, and $1.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2009, the Company had a $287.2 receivable from ING AIH and as of December 31, 2008, the Company had $13.0 due to ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2009, 2008, and 2007 was $10.0, $11.1 and $11.1, respectively.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

9.	Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the years ended December 31, 2009 and 2008, and minimal interest expense for the year ended December 31, 2007. At December 31, 2009 and 2008, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At both December 31, 2009 and 2008, the amount of the loan outstanding was $4.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2009, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.6 and $11.0 were maintained for this contract as of December 31, 2009 and 2008, respectively.

Reinsurance ceded in force for life mortality risks were $18.6 billion and $19.6 billion at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, net receivables were comprised of the following:

	2009	2008
Claims recoverable from reinsurers	$2,427.4	$2,506.6
Payable for reinsurance premiums	(0.7)	(0.9)
Reinsured amounts due to reinsurer	(0.7)	(0.4)
Other	0.3	0.3
Total	$2,426.3	$2,505.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits ceded under reinsurance	$162.4	$174.4	$188.5
Premiums ceded under reinsurance	0.3	0.3	0.4
Reinsurance recoveries	339.8	309.0	419.7

11.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $5.1, $6.1, and $17.7, respectively.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, of which $253.7 was with related parties. During 2009 and 2008, $46.8 and $81.3, respectively, was funded to related parties under off-balance sheet commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2009, the Company did not hold any cash collateral and as of December 31, 2008, the Company held $4.4, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $130.3 and $93.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

12.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter of 2008, integration initiatives began related to the acquisition of CitiStreet LLC, now known as ING Institutional Plan Services, LLC, by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs in 2008 and 2009. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

		2009	2008
Restructuring reserve beginning balance		$8.3	$-
	Restructuring charges:
	Employee severance and termination benefits(1)	5.1	11.2
	Future rent on non-cancelable leases(2)	-	1.5
	Total restructuring charges	5.1	12.7
	Intercompany charges and payments(3)	(0.4)	(2.5)
	Payments applied against reserve(4)	(10.5)	(1.9)
Restructuring reserve at December 31		$2.5	$8.3
(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009 for 2008 expenses.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees
	that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale, including
OTTI of $(46.7) and $(238.8) of cumulative effect
of change in accounting principle in 2009	$133.4	$(1,315.5)	$(64.5)
Equity securities, available-for-sale	12.8	(7.4)	6.3
DAC/VOBA adjustment on available-for-sale
securities including $134.0 of cumulative effect
of change in accounting principle in 2009	(88.8)	650.9	7.8
Sales inducements adjustment on
available-for-sale securities	0.2	2.4	0.2
Other investments	-	(0.3)	(0.7)
Less: allocation to experience-rated contracts	-	-	(16.4)
Unrealized capital gains (losses), before tax	57.6	(669.9)	(34.5)
Deferred income tax asset (liability) (includes $30.4
cumulative effect of change in accounting
principle in 2009)	(24.9)	205.8	12.1
Deferred tax asset valuation allowance (includes
$(77.3) cumulative effect of change in accounting
principle in 2009)	(39.0)	-	(6.4)
Net unrealized capital gains (losses)	(6.3)	(464.1)	(28.8)
Pension liability, net of tax	(8.7)	(18.0)	(5.0)
Accumulated other comprehensive loss	$(15.0)	$(482.1)	$(33.8)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $46.7 of noncredit impairments. In addition, a cumulative transfer of noncredit impairments of $(151.7), after considering the effects of DAC of $134.0 and income taxes of $(46.9), was made from beginning retained earnings to Accumulated other comprehensive loss as of April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2009 and 2008, as a result of market conditions that resulted in large unrealized losses, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, and excluding those related to experience-rated contracts as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,448.9	$(1,251.0)	$(19.9)
Equity securities, available-for-sale	20.2	(13.7)	(11.8)
DAC/VOBA adjustment on
available-for-sale securities	(739.7)	643.1	3.9
Sales inducements adjustment on
available-for-sale securities	(2.2)	2.2	0.1
Premium deficiency reserve adjustment	-	-	37.5
Other investments	0.3	0.4	(1.5)
Less: allocation to experience-rated contracts	-	16.4	36.0
Unrealized capital gains (losses), before tax	727.5	(635.4)	(27.7)
Deferred income tax (liability) asset	(230.7)	193.7	9.7
Net change in unrealized capital gains (losses)	$496.8	$(441.7)	$(18.0)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding gains (losses) arising
during the year (1)	$513.0	$(1,192.0)	$(66.9)
Less: reclassification adjustment for gains
(losses) and other items included in Net income (loss)(2)	16.2	(750.3)	(48.9)
Net change in unrealized capital gains (losses) on securities	$496.8	$(441.7)	$(18.0)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $751.2, $(1,714.8), and $(102.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $23.7,
$(1,079.4), and $(75.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold or impaired during the period.

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive income (loss) as of the dates indicated.

		2009
Balance at April 1, 2009(1)		$-
	Additional noncredit impairments:
	On securities not previously impaired	53.0
	On securities previously impaired	0.3
	Reductions:
	Securities sold, matured, prepaid or paid down(2)	(0.8)
	Securities with additional credit impairments(2)	(5.8)
Balance at December 31, 2009		$46.7
(1)	New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted on April 1, 2009.
(2)	Represents realization of noncredit impairments to Net income (loss).

Form No. SAI.75996-10	ILIAC Ed. April 2010